OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (804) 484-1401

Date of fiscal year end:     October 31, 2013

Date of reporting period:    July 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Consumer Discretionary - 15.1%
Auto Components - 1.9%
Cooper Tire & Rubber Company	5,889	$197,517
Dana Holding Corporation	189,585	4,142,432
Dorman Products, Inc. (a)	3,903	183,753
Drew Industries, Inc. (a)	14,865	606,938
Exide Technologies (b)	101,396	13,181
Federal-Mogul Corporation (b)	211,909	3,301,542
Fuel Systems Solutions, Inc. (b)	74,157	1,348,916
Gentex Corporation (a)	366,142	8,267,486
Gentherm, Inc. (b)	107,337	2,189,675
Goodyear Tire & Rubber Company (The) (b)	609	11,267
Icahn Enterprises, L.P.	3,820	286,615
Lear Corporation	2,539	175,877
Magna International, Inc. - Class A	1,448	110,714
Modine Manufacturing Company (a) (b)	137,447	1,511,917
Motorcar Parts of America, Inc. (b)	36,781	318,156
Shiloh Industries, Inc.	1,275	16,346
Spartan Motors, Inc. (a)	18,108	109,734
Stoneridge, Inc. (a) (b)	308,733	3,729,495
Superior Industries International, Inc. (a)	176,081	3,206,435
Tongxin International Ltd. (b)	300	99
Tower International, Inc. (b)	114,685	2,558,622
UQM Technologies, Inc. (b)	25,271	32,852
		32,319,569
Automobiles - 0.1%
Rush Enterprises, Inc. - Class B (b)	1,512	32,614
Thor Industries, Inc.	12,087	653,302
Winnebago Industries, Inc. (b)	62,515	1,495,359
		2,181,275
Distributors - 0.1%
Core-Mark Holding Company, Inc.	17,490	1,095,749
VOXX International Corporation (b)	98,868	1,339,661
		2,435,410
Diversified Consumer Services - 0.8%
Ascent Capital Group, Inc. - Class A (b)	5,773	448,620
Bridgepoint Education, Inc. (b)	79,561	1,282,523
Bright Horizons Family Solutions, Inc. (b)	45,094	1,596,779
Capella Education Company (b)	45,839	2,246,569
Career Education Corporation (b)	307,997	991,750
Carriage Services, Inc.	49,120	921,491
China Education Alliance, Inc. (b)	23,244	8,133
Hillenbrand, Inc.	113,115	2,804,121
ITT Educational Services, Inc. (b)	46	1,207
Lincoln Educational Services Corporation	17,354	108,810
Mac-Gray Corporation	5,514	81,056
Sotheby's	2,227	100,215
Steiner Leisure Ltd. (a) (b)	17,831	1,033,128
Stewart Enterprises, Inc. - Class A (a)	135,917	1,785,949
Universal Technical Institute, Inc.	9,724	113,771
		13,524,122

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Hotels, Restaurants & Leisure - 3.6%
AFC Enterprises, Inc. (a) (b)	54,875	$2,019,400
Ameristar Casinos, Inc. (a)	128,432	3,399,595
Arcos Dorados Holdings, Inc. - Class A	22,651	273,171
Bally Technologies, Inc. (a) (b)	68,918	4,940,042
Bloomin' Brands, Inc. (b)	375	8,850
Bob Evans Farms, Inc.	8,125	412,913
Bravo Brio Restaurant Group, Inc. (b)	26,201	428,124
Brinker International, Inc.	56	2,248
Buffalo Wild Wings, Inc. (b)	364	37,703
Burger King Worldwide, Inc.	16,406	314,831
Carrols Restaurant Group, Inc. (a) (b)	86,932	571,143
CEC Entertainment, Inc.	21,701	902,545
Cedar Fair, L.P.	3,112	133,536
Choice Hotels International, Inc.	7,392	307,285
Churchill Downs, Inc. (a)	1,176	95,503
Denny's Corporation (b)	338,677	1,927,072
DineEquity, Inc.	7,831	545,586
Einstein Noah Restaurant Group, Inc.	94,176	1,528,476
Famous Dave's of America, Inc. (b)	133	2,148
Fiesta Restaurant Group, Inc. (a) (b)	79,318	2,502,483
Frisch's Restaurants, Inc.	13,853	302,134
Hyatt Hotels Corporation - Class A (b)	223	10,091
International Speedway Corporation - Class A	3,077	104,156
Isle of Capri Casinos, Inc. (b)	79,333	629,904
Jack in the Box, Inc. (a) (b)	36,733	1,472,626
Jamba, Inc. (a) (b)	33,649	492,285
Kona Grill, Inc. (b)	578	7,416
Krispy Kreme Doughnuts, Inc. (a) (b)	412,848	8,678,065
Marcus Corporation (a)	124,452	1,611,653
Monarch Casino & Resort, Inc. (b)	84,962	1,741,721
Morgans Hotel Group Company (b)	138,328	994,578
MTR Gaming Group, Inc. (b)	5,956	21,382
Multimedia Games Holding Company, Inc. (a) (b)	163,000	5,703,370
Nathan's Famous, Inc. (b)	17,528	1,003,653
Orient-Express Hotels Ltd. - Class A (a) (b)	132,874	1,662,254
Panera Bread Company - Class A (b)	778	129,965
Papa John's International, Inc. (a) (b)	17,168	1,147,853
Penn National Gaming, Inc. (b)	4,210	210,458
Pinnacle Entertainment, Inc. (b)	161	3,421
Premier Exhibitions, Inc. (b)	5,660	9,679
Rick's Cabaret International, Inc. (b)	2,060	18,252
Ruth's Hospitality Group, Inc.	105,959	1,267,270
Scientific Games Corporation (a) (b)	241,361	3,289,750
SeaWorld Entertainment, Inc.	3,275	120,094
SHFL entertainment, Inc. (a) (b)	244,898	5,571,430
Sonic Corporation (b)	58,667	901,712
Speedway Motorsports, Inc.	2,914	53,822
Texas Roadhouse, Inc.	65,538	1,601,749
Tim Hortons, Inc. - ADR	1,621	93,742
Town Sports International Holdings, Inc. (a)	52,003	656,278

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Hotels, Restaurants & Leisure - 3.6% (Continued)
Vail Resorts, Inc.	2,332	$156,197
Wendy's Company (The)	162,436	1,154,920
WMS Industries, Inc. (b)	27,915	718,811
Wynn Resorts Ltd.	108	14,378
		61,907,723
Household Durables - 1.1%
American Greetings Corporation - Class A (a)	84,367	1,606,348
Bassett Furniture Industries, Inc.	2,622	41,768
Cavco Industries, Inc. (b)	1,980	108,484
CSS Industries, Inc.	17,785	473,614
D.R. Horton, Inc.	638	12,824
EveryWare Global, Inc. (b)	14,388	190,497
Furniture Brands International, Inc. (b)	1,485	3,490
Harman International Industries, Inc.	3,189	193,030
Helen of Troy Ltd. (a) (b)	95,218	4,044,861
Hooker Furniture Corporation	1,183	19,886
iRobot Corporation (b)	36,258	1,267,580
Kid Brands, Inc. (a) (b)	2,418	3,917
La-Z-Boy, Inc.	49,817	1,032,706
Libbey, Inc. (a) (b)	100,289	2,473,127
Meritage Homes Corporation (b)	47,403	2,145,460
Mohawk Industries, Inc. (b)	912	108,519
NIVS IntelliMedia Technology Group, Inc. (a) (b) (c)	242,917	1,336
Skyline Corporation (b)	6,997	34,215
Taylor Morrison Home Corporation - Class A (b)	41,164	997,404
TRI Pointe Homes, Inc. (b)	21,840	329,566
Tupperware Brands Corporation	1,635	137,798
Universal Electronics, Inc. (b)	67,256	2,073,502
William Lyon Homes - Class A (b)	38,978	881,293
ZAGG, Inc. (b)	193,644	877,207
		19,058,432
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.COM, Inc. - Class A (b)	252,394	1,660,753
Amazon.com, Inc. (b)	383	115,367
CafePress, Inc. (b)	24,948	163,908
HomeAway, Inc. (b)	3,418	102,916
HSN, Inc.	9,099	546,486
Liberty Ventures - Series A (b)	1,736	155,754
MakeMyTrip Ltd. (b)	649	9,209
NutriSystem, Inc.	242	3,028
Orbitz Worldwide, Inc. (a) (b)	321,486	2,960,886
TripAdvisor, Inc. (b)	1,489	111,705
ValueVision Media, Inc. (b)	21,983	130,359
		5,960,371
Leisure Equipment & Products - 1.1%
Arctic Cat, Inc.	30,619	1,685,270
Brunswick Corporation	86,970	3,283,118
LeapFrog Enterprises, Inc. (a) (b)	380,752	4,386,263
Nautilus, Inc. (b)	173,858	1,526,473
Smith & Wesson Holding Corporation (a) (b)	327,141	3,873,349

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Leisure Equipment & Products - 1.1% (Continued)
Steinway Musical Instruments, Inc. (b)	70,977	$2,580,014
Sturm, Ruger & Company, Inc.	28,216	1,435,348
		18,769,835
Media - 2.6%
A.H. Belo Corporation - Class A	3,200	24,000
AMC Networks, Inc. - Class A (b)	2,857	195,019
Arbitron, Inc.	94	4,320
Ballantyne Strong, Inc. (b)	16,371	67,121
Belo Corporation - Class A	225,377	3,213,876
Carmike Cinemas, Inc. (b)	131,537	2,409,758
CBS Corporation - Class A	2,090	111,501
Charter Communications, Inc. - Class A (b)	848	106,628
Cinemark Holdings, Inc.	4,326	125,973
CTC Media, Inc.	23,322	258,874
Digital Generation, Inc. (b)	92,275	715,131
Discovery Communications, Inc. - Class C (b)	1,458	105,938
E.W. Scripps Company (The) - Class A (b)	267,949	4,450,633
Entravision Communications Corporation - Class A	546,871	3,111,696
Fisher Communications, Inc. (a)	21,343	874,423
Global Sources Ltd. (b)	57,140	413,694
Gray Television, Inc. (b)	101,402	791,950
Harte-Hanks, Inc. (a)	193,342	1,848,350
IMAX Corporation (b)	100	2,518
Insignia Systems, Inc. (b)	21,408	50,523
John Wiley & Sons, Inc. - Class A (a)	126,685	5,717,294
Journal Communications, Inc. (b)	421,489	3,860,839
Lamar Advertising Company - Class A (b)	2,750	119,157
Liberty Media Corporation (b)	1,613	231,836
LIN Media, LLC - Class A (b)	209,693	3,386,542
Live Nation Entertainment, Inc. (a) (b)	352,073	5,766,956
Madison Square Garden Company (The) - Class A (b)	52	3,066
Martha Stewart Living Omnimedia, Inc. - Class A (b)	20,150	50,576
MDC Partners, Inc. (a)	74,679	1,837,850
Morningstar, Inc.	111	8,460
National CineMedia, Inc. (a)	106,818	1,934,474
News Corporation (b)	5,369	86,387
News Corporation - Class A - Non-Voting (b)	8,815	140,423
Nexstar Broadcasting Group, Inc.	22,786	821,207
ReachLocal, Inc. (b)	260	3,357
Reading International, Inc. (b)	2,703	16,786
Regal Entertainment Group - Class A	61,214	1,153,884
Rentrak Corporation (b)	11,749	252,369
Saga Communications, Inc. - Class A	996	51,643
Salem Communications Corporation - Class A	66,941	506,743
Scholastic Corporation	1,982	60,451
Scripps Networks Interactive, Inc. - Class A	209	14,791
Shaw Communications, Inc. - Class B	9,583	238,042
Shutterstock, Inc. (b)	1,791	95,192
Sirius XM Radio, Inc.	37,352	139,323
Starz - Series A (b)	11,110	250,753

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Media - 2.6% (Continued)
Twenty-First Century Fox, Inc. - Class B	2,250	$67,477
		45,697,804
Multiline Retail - 0.1%
Dillard's, Inc. (a)	1,562	131,880
Dollar General Corporation (b)	1,948	106,497
Gordmans Stores, Inc. (a) (b)	105,241	1,472,321
Tuesday Morning Corporation (b)	50,276	564,097
		2,274,795
Specialty Retail - 2.2%
Aaron's, Inc.	62,790	1,799,561
Advance Auto Parts, Inc.	1,984	163,660
America's Car-Mart, Inc. (b)	1,264	54,706
Asbury Automotive Group, Inc. (b)	2,311	112,869
AutoNation, Inc. (b)	3,060	146,574
Big 5 Sporting Goods Corporation	86,316	1,749,625
Body Central Corporation (b)	16,650	200,799
Brown Shoe Company, Inc.	11,466	272,547
Cato Corporation (The) - Class A (a)	8,404	236,573
Chico's FAS, Inc.	28,309	484,933
Children's Place Retail Stores, Inc. (The) (b)	127	6,863
Christopher & Banks Corporation (a) (b)	250,416	1,712,845
Destination Maternity Corporation (a)	22,301	670,368
Destination XL Group, Inc. (b)	138,378	892,538
Express, Inc. (a) (b)	45,979	1,036,827
Finish Line, Inc. (The) - Class A	3,885	86,480
Five Below, Inc. (b)	6,733	261,644
GameStop Corporation - Class A	3,799	186,379
Genesco, Inc. (b)	3,413	240,207
Haverty Furniture Companies, Inc.	13,548	352,248
Kirkland's, Inc. (b)	179,269	3,151,549
Lithia Motors, Inc.	11,738	765,787
Lumber Liquidators Holdings, Inc. (b)	33,144	3,209,002
MarineMax, Inc. (b)	18,647	216,865
Mattress Firm Holding Corporation (b)	7,053	288,115
Men's Wearhouse, Inc. (The)	3,248	129,693
New York & Company, Inc. (b)	255,958	1,594,618
O'Reilly Automotive, Inc. (b)	1,238	155,072
Penske Automotive Group, Inc.	13,813	513,567
Perfumania Holdings, Inc. (b)	3,369	17,519
Pier 1 Imports, Inc. (a)	189,716	4,458,326
Restoration Hardware Holdings, Inc. (b)	12,354	825,494
rue21, Inc. (b)	42,437	1,773,018
Sears Hometown and Outlet Stores, Inc. (b)	67,337	2,933,873
Shoe Carnival, Inc. (a)	34,524	922,136
Signet Jewelers Ltd.	2,980	217,868
Stein Mart, Inc. (a)	143,244	2,001,119
Tile Shop Holdings, Inc. (The) (b)	21,178	602,091
Trans World Entertainment Corporation	40,944	204,720
TravelCenters of America, LLC (a) (b)	61,477	693,461
Trinity Place Holdings, Inc. (b)	160	696

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Specialty Retail - 2.2% (Continued)
Vitamin Shoppe, Inc. (b)	3,241	$155,665
West Marine, Inc. (b)	983	10,675
Wet Seal, Inc. (The) - Class A (a) (b)	354,032	1,554,201
Winmark Corporation	19,329	1,389,755
Zale Corporation (b)	83,898	778,573
		39,231,704
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	2,242	159,899
Columbia Sportswear Company (a)	54,331	3,505,436
CROCS, Inc. (b)	30,918	422,649
Culp, Inc.	52,591	1,011,851
Deckers Outdoor Corporation (b)	3,447	188,999
Fifth & Pacific Companies, Inc. (b)	7,691	183,200
Fossil Group, Inc. (b)	1,072	117,813
G-III Apparel Group Ltd. (b)	5,104	262,652
Gildan Activewear, Inc. - Class A	4,835	215,883
Hanesbrands, Inc.	2,046	129,839
Joe's Jeans, Inc. (b)	437,836	564,808
Maidenform Brands, Inc. (b)	62,982	1,471,260
Movado Group, Inc.	60,252	2,197,993
Oxford Industries, Inc.	2,144	145,084
Perry Ellis International, Inc.	6,688	134,429
PVH Corporation	791	104,246
R.G. Barry Corporation	14,762	255,825
Rocky Brands, Inc.	5,890	101,779
Skechers U.S.A., Inc. - Class A (b)	63,599	1,734,981
Steven Madden Ltd. (a) (b)	38,445	1,976,842
Tumi Holdings, Inc. (b)	2,241	53,605
Unifi, Inc. (b)	41,075	942,260
Wolverine World Wide, Inc. (a)	78,603	4,520,459
		20,401,792
Consumer Staples - 2.5%
Beverages - 0.2%
Brown-Forman Corporation - Class B	3,236	234,642
Coca-Cola Bottling Company Consolidated (a)	22,936	1,464,693
Cott Corporation (a)	132,337	1,107,661
Dr Pepper Snapple Group, Inc.	4,851	226,736
National Beverage Corporation	8,744	155,468
		3,189,200
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	7,217	428,112
Casey's General Stores, Inc. (a)	31,030	2,055,117
Chefs' Warehouse, Inc. (The) (b)	30,310	607,716
Fairway Group Holdings Corporation (b)	19,437	487,286
Harris Teeter Supermarkets, Inc. (a)	54,656	2,687,982
Ingles Markets, Inc. - Class A (a)	42,396	1,206,590
Nash Finch Company	341	7,996
Pantry, Inc. (The) (b)	13,568	168,922
Pizza Inn Holdings, Inc. (b)	420	3,011
Rite Aid Corporation (b)	395,821	1,187,463

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Consumer Staples - 2.5% (Continued)
Food & Staples Retailing - 0.6% (Continued)
Spartan Stores, Inc.	27,342	$537,817
Village Super Market, Inc. - Class A	12,348	455,024
Weis Markets, Inc.	2,954	148,350
		9,981,386
Food Products - 0.8%
Adecoagro, S.A. (a) (b)	116,764	764,804
Alico, Inc.	1,206	55,259
Amira Nature Foods Ltd. (b)	979	7,930
B&G Foods, Inc.	15,278	532,286
Cal-Maine Foods, Inc.	7,674	388,918
Campbell Soup Company	3,045	142,506
Chiquita Brands International, Inc. (b)	29,486	356,191
Darling International, Inc. (b)	88,229	1,791,049
DE Master Blenders 1753 N.V. (b)	22,600	372,833
Farmer Brothers Company (b)	30,782	490,357
Flowers Foods, Inc.	9,003	206,709
Fresh Del Monte Produce, Inc.	8,149	228,905
Hormel Foods Corporation	4,470	189,304
Inventure Foods, Inc. (b)	20,469	181,560
J & J Snack Foods Corporation	32,608	2,598,205
John B. Sanfilippo & Son, Inc.	2,994	64,610
Mead Johnson Nutrition Company	2,074	151,070
Mondelēz International, Inc. - Class A	8,580	268,297
Omega Protein Corporation (a) (b)	125,561	1,050,946
Origin Agritech Ltd. (a) (b)	51,894	79,398
Pilgrim's Pride Corporation (a) (b)	51,995	864,157
Post Holdings, Inc. (b)	10,918	506,486
S&W Seed Company (b)	21,531	155,023
Sanderson Farms, Inc.	1,612	113,872
Seneca Foods Corporation - Class A (b)	11,148	391,852
Smithfield Foods, Inc. (b)	5,068	168,258
Snyder's-Lance, Inc.	6,812	215,600
SunOpta, Inc. (a) (b)	120,379	972,662
Tootsie Roll Industries, Inc.	16,037	543,013
TreeHouse Foods, Inc. (b)	645	45,789
WhiteWave Foods Company (The) - Class B (b)	41,996	776,086
		14,673,935
Household Products - 0.2%
Central Garden & Pet Company (b)	22,745	170,360
Central Garden & Pet Company - Class A (b)	74,342	560,539
Church & Dwight Company, Inc.	2,219	141,350
Harbinger Group, Inc. (b)	87,967	700,217
Orchids Paper Products Company	17,540	475,685
Spectrum Brands Holdings, Inc.	28,014	1,580,550
WD-40 Company	10,031	576,883
		4,205,584
Personal Products - 0.7%
Avon Products, Inc.	3,959	90,503
Elizabeth Arden, Inc. (b)	8,195	336,487
Female Health Company (The)	17,922	164,524

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Consumer Staples - 2.5% (Continued)
Personal Products - 0.7% (Continued)
Inter Parfums, Inc. (a)	90,591	$2,987,691
Neptune Technologies & Bioressources, Inc. (b)	14,354	57,990
Nutraceutical International Corporation	1,238	27,508
Prestige Brands Holdings, Inc. (a) (b)	149,318	5,063,373
Revlon, Inc. (a) (b)	135,975	3,411,613
		12,139,689
Tobacco - 0.0% (d)
Vector Group Ltd.	13	217

Energy - 9.0%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (b)	2,249	126,709
Basic Energy Services, Inc. (b)	54,136	619,316
Bolt Technology Corporation	3,424	62,077
Bristow Group, Inc.	2,608	177,370
C&J Energy Services, Inc. (b)	13,057	252,653
Core Laboratories N.V.	1,092	163,363
Dawson Geophysical Company (a) (b)	64,905	2,341,772
Era Group, Inc. (b)	21,141	515,629
Exterran Partners, L.P.	20,674	634,278
Forum Energy Technologies, Inc. (b)	6,098	176,110
Global Geophysical Services, Inc. (a) (b)	410,357	1,801,467
Gulf Island Fabrication, Inc.	16,913	418,259
Helix Energy Solutions Group, Inc. (b)	63,446	1,609,625
Hercules Offshore, Inc. (b)	38,270	264,063
Hornbeck Offshore Services, Inc. (b)	4,233	224,137
ION Geophysical Corporation (b)	275,377	1,693,569
Matrix Service Company (b)	205,084	3,250,581
Mitcham Industries, Inc. (b)	2,136	36,163
Natural Gas Services Group, Inc. (b)	29,695	723,073
Newpark Resources, Inc. (b)	1,554	17,778
North American Energy Partners, Inc. (a) (b)	16,869	84,682
Pacific Drilling, S.A. (b)	21,781	214,761
Parker Drilling Company (a) (b)	602,675	3,658,237
Patterson-UTI Energy, Inc.	5,522	109,170
PHI, Inc. (b)	7,354	258,861
Pioneer Energy Services Corporation (b)	375,038	2,542,758
Precision Drilling Corporation	26,220	267,444
RigNet, Inc. (b)	9,206	251,324
SAExploration Holdings, Inc. (b)	8,747	85,371
Seadrill Ltd.	4,088	174,476
Seadrill Partners, LLC	9,205	275,137
Tesco Corporation (b)	127,683	1,690,523
TETRA Technologies, Inc. (b)	42,346	428,542
TGC Industries, Inc. (a)	14,336	128,594
Tidewater, Inc.	26,865	1,584,766
Unit Corporation (a) (b)	77,914	3,512,363
USA Compression Partners, L.P.	6,871	174,386
Weatherford International Ltd. (b)	10,149	141,680

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Energy - 9.0% (Continued)
Energy Equipment & Services - 1.9% (Continued)
Willbros Group, Inc. (a) (b)	194,995	$1,400,064
		32,091,131
Oil, Gas & Consumable Fuels - 7.1%
Abraxas Petroleum Corporation (b)	419,450	1,023,458
Adams Resources & Energy, Inc.	14,129	944,806
Advantage Oil & Gas Ltd. (a) (b)	279,070	1,010,233
Alliance Holdings GP, L.P.	497	31,584
Alon USA Energy, Inc. (a)	253,373	3,461,075
Alon USA Partners, L.P. (a)	145,988	3,138,742
American Midstream Partners, L.P.	3,919	82,495
Atlas Resource Partners, L.P.	52,473	1,147,060
Baytex Energy Corporation	5,957	241,914
Bellatrix Exploration Ltd. (b)	1,307	8,522
Berry Petroleum Company - Class A	32	1,298
Boardwalk Pipeline Partners, L.P. (a)	5,270	165,004
Bonanza Creek Energy, Inc. (b)	5,542	225,781
Buckeye Partners, L.P.	1,358	96,595
Callon Petroleum Company (a) (b)	244,277	977,108
Cameco Corporation	22,370	454,558
Carrizo Oil & Gas, Inc. (a) (b)	260,227	8,241,389
Cheniere Energy Partners, L.P.	5,836	167,785
Clayton Williams Energy, Inc. (b)	14,820	843,703
Cloud Peak Energy, Inc. (b)	9,224	147,861
Cobalt International Energy, Inc. (b)	3,601	103,889
Comstock Resources, Inc. (a)	126,203	2,116,424
ConocoPhillips	2,172	140,876
Crestwood Midstream Partners, L.P. (a)	38,989	1,028,140
Crimson Exploration, Inc. (b)	6,359	20,412
Cross Timbers Royalty Trust	14,133	389,788
Crosstex Energy, Inc. (a)	123,162	2,474,325
Crosstex Energy, L.P.	7,701	159,411
CVR Refining, L.P.	8,383	243,442
Delek Logistics Partners, L.P.	9,429	298,899
Delek US Holdings, Inc.	53,405	1,615,501
Denison Mines Corporation (b)	316,329	401,738
Diamondback Energy, Inc. (b)	20,584	785,897
Dorchester Minerals, L.P. (a)	31,935	773,785
Eagle Rock Energy Partners, L.P.	113,028	915,527
El Paso Pipeline Partners, L.P.	332	13,798
Emerge Energy Services, L.P. (b)	28,957	711,473
Enbridge Energy Management, LLC (b)	1	1
Encana Corporation	7,350	128,772
Enduro Royalty Trust	48,856	754,825
EPL Oil & Gas, Inc. (b)	13,144	422,711
EQT Midstream Partners, L.P.	14,858	702,338
EV Energy Partners, L.P.	672	28,237
Evolution Petroleum Corporation (b)	14,703	181,876
FX Energy, Inc. (b)	500,752	1,832,752
GasLog Ltd. (a)	153,208	2,129,591
Gastar Exploration Ltd. (a) (b)	990,812	3,269,680

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Energy - 9.0% (Continued)
Oil, Gas & Consumable Fuels - 7.1% (Continued)
GeoMet, Inc. (b) (c)	1,636	$196
Gevo, Inc. (b)	3,837	7,060
Golar LNG Partners, L.P.	19,684	632,447
Goodrich Petroleum Corporation (b)	119,417	2,271,311
Gran Tierra Energy, Inc. (a) (b)	74,343	457,209
Gulfport Energy Corporation (b)	3,209	170,719
Hugoton Royalty Trust	3,604	29,841
Imperial Oil Ltd.	3,482	149,517
Inergy Midstream, L.P.	41	995
Inergy, L.P.	5,476	84,057
Kinder Morgan Management, LLC (b)	1	14
Kodiak Oil & Gas Corporation (a) (b)	706,250	6,857,688
Kosmos Energy Ltd. (b)	24,058	254,052
Laredo Petroleum Holdings, Inc. (b)	23,401	512,716
Legacy Reserves, L.P.	4,079	110,663
Lehigh Gas Partners, L.P.	24,897	647,322
Lone Pine Resources, Inc. (a) (b)	468,966	128,966
Long Run Exploration Ltd. (b)	1	4
Longwei Petroleum Investment Holding Ltd. (b)	76,597	6,894
LRR Energy, L.P.	34,250	515,463
Magnum Hunter Resources Corporation (a) (b)	449,400	1,721,202
Martin Midstream Partners, L.P. (a)	9,330	424,795
Memorial Production Partners, L.P.	35,483	721,015
Mid-Con Energy Partners, L.P.	30,301	754,192
Midstates Petroleum Company, Inc. (a) (b)	513,705	3,082,230
MPLX, L.P.	1,099	39,289
MV Oil Trust	4,856	134,754
Natural Resource Partners, L.P.	4,494	97,025
Navios Maritime Acquisition Corporation	30,396	113,073
New Source Energy Partners, L.P.	17,987	363,337
Newfield Exploration Company (a) (b)	115,671	2,845,507
NGL Energy Partners, L.P.	268	7,692
Niska Gas Storage Partners, LLC	582	8,206
North European Oil Royalty Trust	45	1,165
Northern Tier Energy, L.P. (a)	91,703	2,306,330
NuStar GP Holdings, LLC	32,932	857,879
Oiltanking Partners, L.P.	2,124	103,014
PAA Natural Gas Storage, L.P. (a)	34,288	721,762
Pacific Coast Oil Trust	26,960	487,167
Pembina Pipeline Corporation	11,462	359,334
Pengrowth Energy Corporation	51,056	295,104
Penn Virginia Corporation (a) (b)	1,217,956	6,138,498
Penn West Petroleum Ltd.	83,704	987,707
Permian Basin Royalty Trust	96,816	1,293,462
PetroQuest Energy, Inc. (b)	26,211	117,950
Pioneer Southwest Energy Partners, L.P.	21,709	787,603
PostRock Energy Corporation (b)	23,547	43,326
QEP Resources, Inc. (a)	6,908	210,625
QR Energy, L.P.	36,595	644,804
Quicksilver Resources, Inc. (b)	220,003	319,004

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Energy - 9.0% (Continued)
Oil, Gas & Consumable Fuels - 7.1% (Continued)
Regency Energy Partners, L.P.	19	$532
Rentech, Inc. (a)	1,201,768	2,571,784
Resolute Energy Corporation (b)	4,521	37,841
REX American Resources Corporation (b)	66,465	2,418,661
Rex Energy Corporation (b)	17,033	326,863
Rose Rock Midstream, L.P.	4,568	169,016
Rosetta Resources, Inc. (a) (b)	100,335	4,576,279
SandRidge Mississippian Trust II	49,808	761,564
SandRidge Permian Trust (a)	45,169	699,668
Scorpio Tankers, Inc.	83,072	826,566
SemGroup Corporation - Class A	23,594	1,331,645
Ship Finance International Ltd.	10,442	168,012
StealthGas, Inc. (b)	85,185	859,517
Stone Energy Corporation (a) (b)	204,110	4,972,120
Summit Midstream Partners, L.P.	16,469	562,581
Sunoco Logistics Partners, L.P.	231	14,070
Swift Energy Company (a) (b)	310,247	3,952,547
Synergy Resources Corporation (b)	241,561	1,872,098
Syntroleum Corporation (b)	284	2,048
Talisman Energy, Inc.	14,497	163,961
Tallgrass Energy Partners, L.P.	24,352	559,852
Targa Resources Corporation	37,973	2,588,619
Teekay Corporation	6,711	266,225
Teekay LNG Partners, L.P.	336	13,944
Tengasco, Inc. (b)	45,716	23,407
Tesoro Logistics, L.P.	4,495	240,438
TransAtlantic Petroleum Ltd. (a) (b)	198,962	157,200
TransCanada Corporation	4,237	193,716
TransGlobe Energy Corporation (a) (b)	102,787	684,561
TransMontaigne Partners, L.P. (a)	17,039	716,490
Triangle Petroleum Corporation (a) (b)	288,857	2,050,885
Tsakos Energy Navigation Ltd. (a)	238,252	1,222,233
VAALCO Energy, Inc. (b)	45,725	283,495
VOC Energy Trust	26,811	395,998
W&T Offshore, Inc.	77,102	1,255,992
Warren Resources, Inc. (a) (b)	984,744	2,826,215
Western Gas Partners, L.P.	2,897	178,455
Whiting USA Trust II	55,736	752,436
WPX Energy, Inc. (b)	13,185	253,284
ZaZa Energy Corporation (b)	3,146	3,901
		123,833,983
Financials - 14.6%
Capital Markets - 2.1%
Apollo Global Management, LLC - Class A (a)	39,280	1,049,562
Arlington Asset Investment Corporation - Class A	13,909	351,619
Artisan Partners Asset Management, Inc. (b)	4,685	248,305
BGC Partners, Inc. - Class A (a)	175,096	1,099,603
BlackRock Kelso Capital Corporation	19,950	201,694
Blackstone Group, L.P. (The) (a)	18,824	424,481
Calamos Asset Management, Inc. - Class A	77	820

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Capital Markets - 2.1% (Continued)
Capital Southwest Corporation	1,127	$163,392
Carlyle Group, L.P. (The)	55,267	1,546,923
CorEnergy Infrastructure Trust, Inc.	111	844
Cowen Group, Inc. (a) (b)	974,936	3,149,043
Deutsche Bank A.G.	4,043	181,895
Diamond Hill Investment Group, Inc.	21,036	2,177,857
Ellington Financial, LLC	26,970	612,758
Evercore Partners, Inc. - Class A	19,966	946,788
FBR & Company (b)	29,890	857,544
Fortress Investment Group, LLC - Class A (a)	37,090	291,156
FXCM, Inc.	42	693
GAMCO Investors, Inc. - Class A	16,498	930,652
Garrison Capital, Inc.	58	864
GFI Group, Inc.	28,919	115,676
Gladstone Capital Corporation	46,583	401,545
Gleacher & Company, Inc. (b)	75	1,015
Golub Capital BDC, Inc.	15,871	288,535
Greenhill & Company, Inc.	4,226	212,737
GSV Capital Corporation (b)	52,751	487,947
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,191	14,137
HFF, Inc. - Class A	38,378	805,938
ICG Group, Inc. (b)	221	2,681
Investment Technology Group, Inc. (b)	20,009	284,328
Janus Capital Group, Inc.	43,732	409,769
KKR & Company, L.P. (a)	36,337	743,092
LPL Financial Holdings, Inc.	8,648	329,143
Main Street Capital Corporation	812	24,790
Manning & Napier, Inc.	36,607	657,096
MCG Capital Corporation	147,734	811,060
Medallion Financial Corporation	104,256	1,573,223
Monroe Capital Corporation	7,310	103,729
MVC Capital, Inc.	10,087	128,307
New Mountain Finance Corporation	72,842	1,056,209
NGP Capital Resources Company	423	2,783
Oaktree Capital Group, LLC (a)	24,448	1,319,947
Och-Ziff Capital Management Group, LLC (a)	207,752	2,347,598
Oppenheimer Holdings, Inc.	4,155	79,610
PennantPark Floating Rate Capital Ltd.	10,355	145,591
PennantPark Investment Corporation (a)	108,315	1,261,870
RCS Capital Corporation - Class A	7,639	125,662
SEI Investments Company	5,478	173,160
Silvercrest Asset Management Group, Inc. - Class A (b)	7,207	98,015
Solar Capital Ltd.	34,141	752,126
Solar Senior Capital Ltd.	3,268	61,896
Steel Excel, Inc. (b)	7,701	223,329
SWS Group, Inc. (b)	31,169	185,767
TCP Capital Corporation	49,300	783,377
TD AMERITRADE Holding Corporation	4,023	108,742
THL Credit, Inc.	48,299	752,498
Virtus Investment Partners, Inc. (b)	1,835	342,227

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Capital Markets - 2.1% (Continued)
Waddell & Reed Financial, Inc. - Class A	3,046	$155,529
Westwood Holdings Group, Inc.	2,998	149,120
WhiteHorse Finance, Inc.	22,643	358,892
WisdomTree Investments, Inc. (a) (b)	387,781	5,021,764
		37,136,953
Commercial Banks - 2.9%
1st Source Corporation	11,968	326,487
Access National Corporation	1,360	20,713
Associated Banc-Corp	5,540	93,848
BancFirst Corporation	7,961	416,201
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	13,019	327,949
Bancorp, Inc. (The) (b)	18,696	280,440
BancorpSouth, Inc.	8,735	171,643
Bank of Marin Bancorp	12,962	546,348
Bank of Nova Scotia	273	15,397
BBCN Bancorp, Inc.	63,777	931,782
Boston Private Financial Holdings, Inc.	133,839	1,478,921
Bryn Mawr Bank Corporation	1,020	28,519
BSB Bancorp, Inc. (b)	675	9,315
C&F Financial Corporation	13,467	727,757
Camden National Corporation	6,683	260,036
Canadian Imperial Bank of Commerce	1,999	151,684
Capital Bank Financial Corporation - Class A (b)	31,936	609,978
CapitalSource, Inc.	224,760	2,719,596
Cardinal Financial Corporation	40,807	667,603
Cathay General Bancorp	29,499	700,896
CenterState Banks, Inc.	45,683	450,434
Central Pacific Financial Corporation (b)	28,924	537,697
Chemical Financial Corporation	13,301	397,168
CoBiz Financial, Inc.	42,258	424,270
ConnectOne Bancorp, Inc. (b)	6,327	201,578
Credicorp Ltd.	1,261	149,794
CU Bancorp (b)	4,841	85,928
Customers Bancorp, Inc. (b)	7,010	117,418
CVB Financial Corporation	70,827	927,125
Eagle Bancorp, Inc. (b)	28,774	755,893
East West Bancorp, Inc.	8,326	256,691
Enterprise Financial Services Corporation	7,582	140,494
Fidelity Southern Corporation	62,511	965,171
Financial Institutions, Inc.	331	6,663
First Bancorp (North Carolina)	68	1,076
First Commonwealth Financial Corporation	828	6,218
First Financial Corporation	8,178	271,183
First Financial Holdings, Inc.	27,227	1,509,486
First Interstate BancSystem, Inc.	117,371	2,766,434
First Midwest Bancorp, Inc.	49,363	753,773
First NBC Bank Holding Company (b)	11,138	291,370
First Niagara Financial Group, Inc.	7,851	83,927
First of Long Island Corporation (The)	2,055	73,939

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Commercial Banks - 2.9% (Continued)
First Republic Bank (a)	5,400	$233,226
First Security Group, Inc. (b)	4,756	11,367
FirstMerit Corporation	9,626	215,815
Fulton Financial Corporation	1,146	14,428
German American Bancorp, Inc.	6,867	190,010
Great Southern Bancorp, Inc.	5,615	163,958
Hanmi Financial Corporation (b)	19,535	332,095
Heartland Financial USA, Inc.	453	12,684
Heritage Financial Corporation	1,239	19,688
Home BancShares, Inc.	28,168	769,550
HomeTrust Bancshares, Inc. (b)	1,622	26,325
Horizon Bancorp	6,986	167,454
Hudson Valley Holding Corporation	5,713	118,373
Huntington Bancshares, Inc.	14,777	126,343
IBERIABANK Corporation	2,459	144,589
Independent Bank Group, Inc. (b)	2,780	96,688
International Bancshares Corporation	1,385	33,531
Investors Bancorp, Inc.	9,196	204,151
Lakeland Financial Corporation	17,852	563,231
MB Financial, Inc.	14,135	406,805
Merchants Bancshares, Inc.	130	4,035
Metro Bancorp, Inc. (b)	3,773	82,478
National Bank Holdings Corporation - Class A	14,783	295,660
NBT Bancorp, Inc.	6,381	144,019
NewBridge Bancorp (b)	15,178	124,308
Northrim BanCorp, Inc.	3,800	96,976
Old National Bancorp	42,384	610,753
OptimumBank Holdings, Inc. (b)	886	1,338
Pacific Continental Corporation	37,339	460,390
Pacific Premier Bancorp, Inc. (b)	23,794	310,036
Patriot National Bancorp (b)	6	9
Penns Woods Bancorp, Inc.	1,351	62,065
Preferred Bank (b)	488	8,291
PrivateBancorp, Inc.	11,124	262,415
Prosperity Bancshares, Inc. (a)	34,367	2,028,340
S&T Bancorp, Inc.	12,894	315,645
Sandy Spring Bancorp, Inc.	10,792	263,756
Seacoast Banking Corporation of Florida (b)	11,817	27,888
Signature Bank Corporation (b)	4,114	376,637
StellarOne Corporation	38,852	822,885
Sterling Bancorp	126,336	1,711,853
Sun Bancorp, Inc. (a) (b)	42,875	142,345
Susquehanna Bancshares, Inc.	11,329	150,676
SVB Financial Group (b)	2,101	183,249
Synovus Financial Corporation (a)	470,037	1,565,223
TCF Financial Corporation (a)	248,819	3,792,002
Tompkins Financial Corporation	4,382	197,760
TriCo Bancshares	15,593	337,744
UMB Financial Corporation	3,896	232,981
Umpqua Holdings Corporation (a)	152,864	2,574,230

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Commercial Banks - 2.9% (Continued)
Union First Market Bankshares Corporation	10,848	$239,741
United Community Banks, Inc. (a) (b)	115,864	1,579,226
Univest Corporation of Pennsylvania	682	13,838
Virginia Commerce Bancorp (b)	70,730	1,063,072
Washington Banking Company	616	8,963
Washington Trust Bancorp, Inc.	4,253	137,542
Webster Financial Corporation	13,566	369,538
WesBanco, Inc.	31,644	931,916
Westbury Bancorp, Inc. (b)	2,414	32,830
Western Alliance Bancorp (b)	24,564	435,520
Wilshire Bancorp, Inc.	314,277	2,762,495
Yadkin Financial Corporation (b)	2,841	44,291
		50,314,113
Consumer Finance - 0.5%
Cash America International, Inc. (a)	76,819	3,226,398
EZCORP, Inc. - Class A (a) (b)	71,585	1,294,257
First Cash Financial Services, Inc. (b)	33,158	1,770,637
First Marblehead Corporation (The) (b)	116,822	198,597
Imperial Holdings, Inc. (b)	293	2,171
Nelnet, Inc. - Class A (a)	44,935	1,747,073
Nicholas Financial, Inc.	1,443	22,468
World Acceptance Corporation (b)	425	35,394
		8,296,995
Diversified Financial Services - 0.5%
Compass Diversified Holdings, Inc.	39,369	694,075
Consumer Portfolio Services, Inc. (a) (b)	171,652	1,115,738
Gain Capital Holdings, Inc.	30,059	163,521
Global Eagle Entertainment, Inc. (b)	19,069	215,670
Gulf Coast Ultra Deep Royalty Trust (b)	35	73
ING U.S., Inc. (b)	8,757	272,518
Leucadia National Corporation	5,212	139,838
MarketAxess Holdings, Inc. (a)	29,585	1,529,545
Marlin Business Services Corporation	16,349	374,065
MSCI, Inc. - Class A (b)	7,133	250,012
PHH Corporation (a) (b)	181,614	4,115,373
PICO Holdings, Inc. (b)	429	9,391
Primus Guaranty Ltd. (b)	845	8,535
Texas Pacific Land Trust	6,259	525,881
Tiptree Financial, Inc. (c)	18,515	129,605
		9,543,840
Insurance - 2.7%
Ambac Financial Group, Inc. (b)	12,059	301,957
American National Insurance Company (a)	11,111	1,249,988
American Safety Insurance Holdings Ltd. (b)	36,653	1,098,124
AMERISAFE, Inc.	43,699	1,561,365
AmTrust Financial Services, Inc. (a)	75,100	3,126,413
Arch Capital Group Ltd. (b)	3,722	201,546
Argo Group International Holdings Ltd.	20,806	928,988
Assurant, Inc.	2,728	147,749
Axis Capital Holdings Ltd.	4,907	213,749

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Insurance - 2.7% (Continued)
Baldwin & Lyons, Inc.	161	$4,300
Berkley (W.R.) Corporation	8,812	373,365
Brown & Brown, Inc. (a)	7,444	245,578
Citizens, Inc. (b)	569	4,063
Crawford & Company - Class B	7,728	60,742
EMC Insurance Group, Inc.	2,869	83,201
Employers Holdings, Inc. (a)	54,438	1,431,175
Endurance Specialty Holdings Ltd.	5,243	275,939
FBL Financial Group, Inc. - Class A	15,403	681,275
Fidelity National Financial, Inc. - Class A	5,534	135,472
First American Financial Corporation	130,098	2,957,128
Genworth Financial, Inc. - Class A (b)	13,102	170,195
Global Indemnity plc (b)	7	182
Hanover Insurance Group, Inc. (The) (a)	32,256	1,736,341
HCC Insurance Holdings, Inc.	5,588	248,834
Health Insurance Innovations, Inc. (b)	2,216	26,880
Hilltop Holdings, Inc. (a) (b)	173,598	2,956,374
Horace Mann Educators Corporation (a)	87,174	2,470,511
Infinity Property & Casualty Corporation (a)	29,729	1,932,682
Investors Title Company	3,934	293,358
Kansas City Life Insurance Company (a)	2,874	126,485
Kemper Corporation	50,694	1,771,755
Maiden Holdings Ltd. (a)	174,014	2,116,010
Markel Corporation (b)	642	340,260
MBIA, Inc. (b)	13,346	180,171
Meadowbrook Insurance Group, Inc.	53	402
Mercury General Corporation (a)	13,332	589,274
National Interstate Corporation	11,425	311,331
National Western Life Insurance Company	339	72,529
Navigators Group, Inc. (The) (b)	29,290	1,697,648
Old Republic International Corporation	17,297	249,942
OneBeacon Insurance Group Ltd. - Class A	158,656	2,300,512
Platinum Underwriters Holdings Ltd.	22	1,278
Protective Life Corporation	4,196	181,813
Reinsurance Group of America, Inc.	2,803	190,856
RLI Corporation	16,780	1,385,021
Safety Insurance Group, Inc. (a)	19,707	1,059,645
Selective Insurance Group, Inc.	19,316	472,276
State Auto Financial Corporation	7,330	148,799
Sun Life Financial, Inc.	2,196	71,260
Symetra Financial Corporation (a)	340,777	6,127,171
United Fire Group, Inc. (a)	34,225	890,192
United Insurance Holdings Corporation	2,995	22,493
Universal Insurance Holdings, Inc.	162,162	1,274,593
Validus Holdings Ltd.	2,646	93,748
		46,592,938
Real Estate Investment Trusts (REIT) - 4.3%
Acadia Realty Trust	30,880	796,086
AG Mortgage Investment Trust, Inc.	6,721	121,919
Agree Realty Corporation	19,681	593,579

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Real Estate Investment Trusts (REIT) - 4.3% (Continued)
Alexander's, Inc.	863	$260,626
American Assets Trust, Inc. (a)	6,547	212,123
American Campus Communities, Inc.	361	13,866
American Capital Agency Corporation	39,844	897,685
American Capital Mortgage Investment Corporation	48,017	940,173
American Residential Properties, Inc. (b)	170	2,982
AmREIT, Inc. - Class B	355	6,493
Annaly Capital Management, Inc.	6,882	82,033
Anworth Mortgage Asset Corporation	147,132	715,062
Apartment Investment & Management Company - Class A	4,743	139,349
Apollo Commercial Real Estate Finance, Inc.	148,486	2,380,231
Arbor Realty Trust, Inc.	47,076	354,953
Ares Commercial Real Estate Corporation	123,640	1,624,630
Armada Hoffler Properties, Inc.	9,917	107,798
ARMOUR Residential REIT, Inc.	268,496	1,197,492
BioMed Realty Trust, Inc.	10,492	216,765
Blackstone Mortgage Trust, Inc. - Class A	10,036	253,710
BRE Properties, Inc.	2,984	158,331
Camden Property Trust	209	14,743
Campus Crest Communities, Inc.	19,553	221,927
Capitol Acquisition Corporation II (b)	1,457	14,716
CapLease, Inc. (a)	531,814	4,509,783
Capstead Mortgage Corporation	59,933	708,408
Cedar Realty Trust, Inc. (a)	352,694	1,953,925
Chatham Lodging Trust	113,391	1,979,807
Chesapeake Lodging Trust	34,173	782,903
Chimera Investment Corporation	212,781	634,087
Colonial Properties Trust	62,068	1,502,666
Colony Financial, Inc.	23,538	477,351
CoreSite Realty Corporation	9,582	325,405
Corporate Office Properties Trust	3,271	83,345
Corrections Corporation of America	430	14,211
Cousins Properties, Inc.	199,754	2,047,479
DDR Corporation	795	13,579
Douglas Emmett, Inc.	11,142	278,661
Dynex Capital, Inc.	32,582	313,113
EastGroup Properties, Inc. (a)	5,121	316,785
Education Realty Trust, Inc.	70,138	661,401
Ellington Residential Mortgage REIT	20,817	323,080
Equity Lifestyle Properties, Inc.	1,866	71,822
Equity Residential	2,767	154,952
Excel Trust, Inc.	73,971	960,144
Extra Space Storage, Inc.	1,557	65,472
Federal Realty Investment Trust	2,094	220,561
FelCor Lodging Trust, Inc. (b)	175,515	1,060,111
First Industrial Realty Trust, Inc.	35,385	578,899
First Potomac Realty Trust	5,773	78,340
Franklin Street Properties Corporation	112,088	1,491,891
Geo Group, Inc. (The)	50,257	1,744,923

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Real Estate Investment Trusts (REIT) - 4.3% (Continued)
Gramercy Property Trust, Inc. (a) (b)	328,656	$1,561,116
Granite Real Estate Investment Trust (a)	1,916	64,148
Gyrodyne Company of America, Inc.	146	10,303
Hatteras Financial Corporation	12,875	258,659
Healthcare Realty Trust, Inc.	66,978	1,722,004
Healthcare Trust of America, Inc.	66,433	727,441
Hersha Hospitality Trust (a)	347,291	2,038,598
Home Properties, Inc.	3,308	211,083
Hospitality Properties Trust	4,587	130,684
Hudson Pacific Properties, Inc.	8,118	176,161
Inland Real Estate Corporation	31,113	320,153
Invesco Mortgage Capital, Inc.	513	8,429
Investors Real Estate Trust	17,867	154,371
Kite Realty Group Trust (a)	431,561	2,490,107
LaSalle Hotel Properties	11,903	320,667
Lexington Realty Trust	6,810	85,397
LTC Properties, Inc. (a)	12,568	486,005
Macerich Company (The)	2,545	157,917
Mack-Cali Realty Corporation	6,125	147,367
MFA Financial, Inc.	184,672	1,473,683
MPG Office Trust, Inc. (b)	459,525	1,438,313
National Health Investors, Inc.	4,647	290,856
National Retail Properties, Inc.	6,857	239,926
New Residential Investment Corporation	453	3,003
Newcastle Investment Corporation	170,311	987,804
One Liberty Properties, Inc. (a)	14,141	328,495
Parkway Properties, Inc.	3,395	59,412
Pebblebrook Hotel Trust	11,588	308,820
PennyMac Mortgage Investment Trust	8,326	183,838
Piedmont Office Realty Trust, Inc. - Class A	8,511	153,964
Post Properties, Inc.	4,115	191,430
Potlatch Corporation	35,767	1,574,821
PS Business Parks, Inc.	3,912	286,632
Ramco-Gershenson Properties Trust	17,522	271,416
Regency Centers Corporation	3,833	202,114
Resource Capital Corporation (a)	695,689	4,619,375
Retail Opportunity Investments Corporation	5,639	77,254
RLJ Lodging Trust	38,397	929,975
Saul Centers, Inc. (a)	34,448	1,563,250
Select Income REIT (a)	78,156	2,108,649
Senior Housing Properties Trust	7,889	198,408
Sovran Self Storage, Inc.	21,051	1,454,624
Spirit Realty Capital, Inc.	245,357	2,240,109
STAG Industrial, Inc.	15,670	324,839
Starwood Property Trust, Inc.	8,726	221,640
Strategic Hotels & Resorts, Inc. (b)	184,139	1,631,472
Summit Hotel Properties, Inc.	104,548	1,058,026
Sunstone Hotel Investors, Inc. (b)	24,878	321,921
Terreno Realty Corporation	64,330	1,179,812
Two Harbors Investment Corporation	16,668	167,180

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Real Estate Investment Trusts (REIT) - 4.3% (Continued)
UMH Properties, Inc.	12,704	$138,855
Universal Health Realty Income Trust	27,879	1,211,900
Urstadt Biddle Properties, Inc. - Class A	15,283	322,777
W.P. Carey, Inc.	215	15,183
Washington Real Estate Investment Trust	5,394	144,991
Weingarten Realty Investors	4,424	138,560
Western Asset Mortgage Capital Corporation	444	7,455
Whitestone REIT - Class B	6,892	111,513
ZAIS Financial Corporation	22,665	388,931
		74,322,212
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc. (b)	32,357	1,433,092
Altisource Portfolio Solutions, S.A. (b)	2,115	260,801
Altisource Residential Corporation - Class B (b)	12,263	235,082
American Realty Capital Properties, Inc.	45,952	664,006
AV Homes, Inc. (b)	5,455	88,098
China HGS Real Estate, Inc. (b)	901	8,370
FirstService Corporation	18,174	674,619
Forest City Enterprises, Inc. - Class A (b)	1,734	30,380
Forestar Group, Inc. (a) (b)	60,516	1,307,751
Gazit-Globe Ltd.	220	2,994
Howard Hughes Corporation (b)	1,654	180,633
Jones Lang LaSalle, Inc.	1,427	129,900
Tejon Ranch Company (a) (b)	23,017	777,744
		5,793,470
Thrifts & Mortgage Finance - 1.3%
America First Tax Exempt Investors, L.P.	289	2,003
Apollo Residential Mortgage, Inc.	153,320	2,457,720
Banc of California, Inc.	3,039	44,734
Bank Mutual Corporation	91,377	567,451
BankFinancial Corporation	196	1,686
BankUnited, Inc.	35,147	1,062,845
Beneficial Mutual Bancorp, Inc. (b)	13,414	115,629
Berkshire Hills Bancorp, Inc.	2,215	57,811
Brookline Bancorp, Inc.	9,989	98,492
Charter Financial Corporation	101,680	1,107,295
Dime Community Bancshares, Inc.	136,418	2,394,136
Doral Financial Corporation (b)	3,809	91,454
Federal Agricultural Mortgage Corporation	38	1,181
First Defiance Financial Corporation	11,426	301,646
Five Oaks Investment Corporation	100	1,287
Flagstar Bancorp, Inc. (b)	43,290	709,956
Flushing Financial Corporation	16,424	311,399
Fox Chase Bancorp, Inc.	1,171	20,516
Franklin Financial Corporation	4,033	73,683
MGIC Investment Corporation (b)	16,118	123,142
Northfield Bancorp, Inc.	124,517	1,459,339
OceanFirst Financial Corporation	36,601	625,145
Oritani Financial Corporation (a)	72,876	1,184,964
PennyMac Financial Services, Inc. - Class A (b)	7,733	151,567

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Thrifts & Mortgage Finance - 1.3% (Continued)
PMI Group, Inc. (The) (a) (b)	394,653	$24,074
Provident Financial Holdings, Inc.	446	7,805
Provident Financial Services, Inc. (a)	96,106	1,709,726
Provident New York Bancorp	178	1,931
PVF Capital Corporation (b)	2,565	10,876
Rockville Financial, Inc.	6,240	81,744
Roma Financial Corporation (b)	7,913	151,138
SI Financial Group, Inc.	353	3,996
Territorial Bancorp, Inc.	158	3,593
TFS Financial Corporation (b)	22,638	264,185
Tree.com, Inc.	18,849	356,058
United Financial Bancorp, Inc.	12,049	188,085
ViewPoint Financial Group, Inc. (a)	60,772	1,310,852
Walker & Dunlop, Inc. (b)	61,617	1,136,217
Washington Federal, Inc.	148,057	3,220,240
Westfield Financial, Inc.	742	5,164
WSFS Financial Corporation (a)	10,713	637,745
		22,078,510
Health Care - 14.3%
Biotechnology - 3.5%
Acorda Therapeutics, Inc. (b)	13,722	521,024
Affymax, Inc. (b)	3,787	6,552
Agenus, Inc. (b)	230,550	887,618
Alkermes plc (b)	428	14,372
AMAG Pharmaceuticals, Inc. (b)	37,047	833,558
Amicus Therapeutics, Inc. (a) (b)	686,395	1,674,804
Anacor Pharmaceuticals, Inc. (b)	26,112	199,757
ArQule, Inc. (a) (b)	690,125	1,842,634
Array BioPharma, Inc. (a) (b)	566,556	3,773,263
Athersys, Inc. (b)	300,444	459,679
AVEO Pharmaceuticals, Inc. (b)	431,975	1,036,740
BioCryst Pharmaceuticals, Inc. (a) (b)	202,727	891,999
BioMarin Pharmaceutical, Inc. (b)	235	15,193
bluebird bio, Inc. (b)	10,138	315,596
Chelsea Therapeutics International Ltd. (b)	142,811	422,721
Chimerix, Inc. (b)	10,860	246,956
China Biologic Products, Inc. (b)	4,253	110,918
Codexis, Inc. (a) (b)	53,228	130,409
Cubist Pharmaceuticals, Inc. (b)	2,055	128,088
Curis, Inc. (b)	325,473	1,350,713
Discovery Laboratories, Inc. (b)	25,429	40,941
Durata Therapeutics, Inc. (b)	9,278	80,347
Dyax Corporation (b)	148,099	596,839
Emergent BioSolutions, Inc. (a) (b)	88,988	1,574,198
Enanta Pharmaceuticals, Inc. (b)	32,645	598,709
Enzon Pharmaceuticals, Inc.	169,307	338,614
Epizyme, Inc. (b)	8,874	320,351
Esperion Therapeutics, Inc. (b)	26,361	470,280
Exact Sciences Corporation (b)	16,034	219,986
Geron Corporation (a) (b)	511,478	670,036

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 14.3% (Continued)
Biotechnology - 3.5% (Continued)
Gilead Sciences, Inc. (b)	1,628	$100,041
Halozyme Therapeutics, Inc. (b)	198,282	1,687,380
Hyperion Therapeutics, Inc. (b)	63	1,578
ImmunoGen, Inc. (b)	52,700	1,003,935
Insys Therapeutics, Inc. (b)	12,027	205,421
Intercept Pharmaceuticals, Inc. (b)	18,101	847,308
Isis Pharmaceuticals, Inc. (b)	9,999	288,471
Kamada Ltd. (b)	2,808	35,465
Keryx Biopharmaceuticals, Inc. (b)	213,585	1,943,624
KYTHERA Biopharmaceuticals, Inc. (b)	5,753	158,553
Lexicon Pharmaceuticals, Inc. (b)	200,125	496,310
Maxygen, Inc.	72,301	180,753
Momenta Pharmaceuticals, Inc. (b)	57,122	985,926
Myrexis, Inc.	891	60
Nanosphere, Inc. (a) (b)	914,421	2,889,570
Neurocrine Biosciences, Inc. (a) (b)	31,590	441,944
Novavax, Inc. (b)	320,596	862,403
NPS Pharmaceuticals, Inc. (b)	15,970	287,620
OncoGenex Pharmaceuticals, Inc. (b)	4,390	42,890
Oncothyreon, Inc. (b)	275,128	473,220
Onyx Pharmaceuticals, Inc. (b)	165	21,664
PDL BioPharma, Inc. (a)	392,402	3,186,304
Peregrine Pharmaceuticals, Inc. (b)	2,534	3,598
Pharmacyclics, Inc. (b)	1,876	203,790
PharmAthene, Inc. (b)	303	536
Portola Pharmaceuticals, Inc. (b)	20,312	466,770
PROLOR Biotech, Inc. (b)	6,941	48,032
Prothena Corporation plc (b)	24,917	432,808
Puma Biotechnology, Inc. (b)	336	17,173
QLT, Inc. (a) (b)	74,131	321,729
Receptos, Inc. (b)	1,354	26,931
Regulus Therapeutics, Inc. (b)	27,087	274,662
Repligen Corporation (b)	100	1,017
Rigel Pharmaceuticals, Inc. (a) (b)	440,421	1,678,004
SciClone Pharmaceuticals, Inc. (a) (b)	466,481	2,920,171
SIGA Technologies, Inc. (b)	33,304	106,240
Sinovac Biotech Ltd. (b)	43,039	170,004
Synergy Pharmaceuticals, Inc. (b)	89,554	402,993
Targacept, Inc. (b)	74,329	371,645
TG Therapeutics, Inc. (b)	29,731	181,656
Theravance, Inc. (b)	4,591	177,029
Threshold Pharmaceuticals, Inc. (b)	197,502	1,070,461
Transition Therapeutics, Inc. (b)	84	344
Trius Therapeutics, Inc. (b)	194,359	2,740,462
TrovaGene, Inc. (b)	72	589
United Therapeutics Corporation (a) (b)	112,888	8,448,538
Vanda Pharmaceuticals, Inc. (b)	28,474	332,007
Verastem, Inc. (b)	97,411	1,488,440
Vertex Pharmaceuticals, Inc. (b)	1,359	108,448
Vical, Inc. (a) (b)	155,491	600,195

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 14.3% (Continued)
Biotechnology - 3.5% (Continued)
XOMA Corporation (b)	418,875	$2,274,491
		60,782,098
Health Care Equipment & Supplies - 2.9%
Alere, Inc. (b)	16,726	558,648
Align Technology, Inc. (b)	14,246	613,148
Analogic Corporation	3,627	258,932
AngioDynamics, Inc. (b)	34,865	416,637
Anika Therapeutics, Inc. (a) (b)	188,117	3,783,033
Antares Pharma, Inc. (b)	16,594	73,345
ArthroCare Corporation (a) (b)	88,003	3,190,989
AtriCure, Inc. (b)	46,770	451,798
C.R. Bard, Inc.	135	15,471
Cantel Medical Corporation (a)	34,104	905,120
Cardiovascular Systems, Inc. (b)	80,105	1,649,362
Cerus Corporation (b)	152,115	851,844
CONMED Corporation	15,204	498,691
Cooper Companies, Inc. (The)	1,752	223,117
CryoLife, Inc.	58,914	417,111
Cutera, Inc. (b)	138,573	1,323,372
Cynosure, Inc. - Class A (a) (b)	75,829	2,159,610
DENTSPLY International, Inc.	2,723	116,762
DexCom, Inc. (a) (b)	119,085	2,593,671
Edwards Lifesciences Corporation (b)	4,488	320,353
EnteroMedics, Inc. (b)	73,009	81,770
Exactech, Inc. (b)	496	10,709
Given Imaging Ltd. (a) (b)	59,351	921,128
Greatbatch, Inc. (b)	8,864	335,059
HeartWare International, Inc. (b)	2,962	273,748
Hill-Rom Holdings, Inc.	19,381	718,454
ICU Medical, Inc. (b)	3,772	270,415
IDEXX Laboratories, Inc. (b)	1	98
IMRIS, Inc. (b)	19,862	54,025
Invacare Corporation	6,789	105,976
MAKO Surgical Corporation (a) (b)	293,117	4,115,363
Medical Action Industries, Inc. (b)	46,504	427,372
Merit Medical Systems, Inc. (b)	59,259	778,663
Natus Medical, Inc. (a) (b)	180,112	2,303,632
Novadaq Technologies, Inc. (b)	34,680	475,116
NuVasive, Inc. (a) (b)	38,801	885,439
OraSure Technologies, Inc. (a) (b)	353,239	1,564,849
Orthofix International N.V. (b)	43,458	986,931
PhotoMedex, Inc. (b)	1,250	19,900
Rochester Medical Corporation (b)	33,790	499,416
Sirona Dental Systems, Inc. (b)	8,137	574,472
Solta Medical, Inc. (b)	167,677	454,405
Spectranetics Corporation (The) (b)	22,237	400,711
STAAR Surgical Company (b)	139,825	1,469,561
STERIS Corporation (a)	39,516	1,779,010
Sunshine Heart, Inc. (b)	26,552	197,281
SurModics, Inc. (a) (b)	101,573	2,055,838

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 14.3% (Continued)
Health Care Equipment & Supplies - 2.9% (Continued)
Symmetry Medical, Inc. (a) (b)	254,455	$2,216,303
Syneron Medical Ltd. (a) (b)	90,587	864,200
Teleflex, Inc.	6,314	501,521
Tornier N.V. (a) (b)	112,874	1,851,134
Vascular Solutions, Inc. (b)	66,596	1,076,191
West Pharmaceutical Services, Inc. (a)	28,724	2,118,682
Wright Medical Group, Inc. (b)	246	6,745
		50,815,131
Health Care Providers & Services - 4.3%
Addus HomeCare Corporation (b)	14,381	282,443
Alliance Healthcare Services, Inc. (a) (b)	17,938	349,791
Almost Family, Inc.	3,834	73,344
Amedisys, Inc. (b)	38,478	481,360
AMN Healthcare Services, Inc. (b)	226,373	3,345,793
AmSurg Corporation (a) (b)	127,146	4,972,680
BioScrip, Inc. (b)	59,961	974,366
Brookdale Senior Living, Inc. (b)	4,834	140,766
Capital Senior Living Corporation (a) (b)	70,081	1,614,666
CardioNet, Inc. (b)	206,859	1,563,854
Centene Corporation (b)	2,499	138,620
Chemed Corporation	41,920	2,959,133
Corvel Corporation (b)	44,354	1,503,157
Cross Country Healthcare, Inc. (a) (b)	94,423	532,546
Emeritus Corporation (a) (b)	121,528	2,818,234
Ensign Group, Inc. (The) (a)	40,333	1,542,334
Five Star Quality Care, Inc. (b)	275,907	1,633,370
Gentiva Health Services, Inc. (b)	45,202	485,470
Hanger, Inc. (b)	19,965	737,108
Health Net, Inc. (b)	81,520	2,500,218
HealthSouth Corporation (a) (b)	138,462	4,508,323
Healthways, Inc. (a) (b)	33,672	577,812
Henry Schein, Inc. (b)	1,110	115,251
HMS Holdings Corporation (b)	10,074	243,690
Kindred Healthcare, Inc. (a) (b)	181,784	2,792,202
Laboratory Corporation of America Holdings (b)	1,691	163,587
Landauer, Inc.	6,893	339,618
LCA-Vision, Inc. (b)	47,885	192,498
LHC Group, Inc. (a) (b)	61,997	1,422,211
LifePoint Hospitals, Inc. (a) (b)	85,364	4,196,494
Magellan Health Services, Inc. (a) (b)	86,878	4,965,078
MEDNAX, Inc. (b)	1,463	142,526
MWI Veterinary Supply, Inc. (b)	1,449	206,004
National Healthcare Corporation	2,081	99,950
National Research Corporation - Class A (b)	20,436	367,439
National Research Corporation - Class B	5,868	229,439
Owens & Minor, Inc. (a)	25,247	907,882
PharMerica Corporation (a) (b)	79,953	1,170,512
Providence Service Corporation (The) (b)	105,121	2,898,186
Quest Diagnostics, Inc.	2,810	163,851
RadNet, Inc. (b)	625	1,738

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 14.3% (Continued)
Health Care Providers & Services - 4.3% (Continued)
Select Medical Holdings Corporation (a)	234,054	$2,099,464
Skilled Healthcare Group, Inc. - Class A (b)	39,579	258,055
Team Health Holdings, Inc. (b)	22,769	915,769
Tenet Healthcare Corporation (b)	2,954	131,896
Triple-S Management Corporation (b)	91,006	1,980,291
U.S. Physical Therapy, Inc. (a)	45,735	1,308,936
Universal American Corporation (a)	218,750	2,371,250
Universal Health Services, Inc. - Class B	3,106	217,265
Vanguard Health Systems, Inc. (a) (b)	301,862	6,311,934
VCA Antech, Inc. (b)	161,482	4,644,222
		74,592,626
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (b)	216,000	3,414,960
athenahealth, Inc. (b)	13,713	1,535,170
Computer Programs & Systems, Inc.	2,505	139,629
HealthStream, Inc. (b)	52,728	1,660,932
MedAssets, Inc. (a) (b)	152,073	3,310,629
Medidata Solutions, Inc. (b)	26,564	2,457,967
Merge Healthcare, Inc. (a) (b)	463,373	2,099,080
Omnicell, Inc. (a) (b)	169,518	3,576,830
Quality Systems, Inc.	55,836	1,276,969
		19,472,166
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (b)	944	7,911
Albany Molecular Research, Inc. (a) (b)	166,247	2,112,999
BG Medicine, Inc. (b)	11,707	14,283
Bio-Rad Laboratories, Inc. - Class A (b)	1,736	211,775
Bruker Corporation (b)	99,301	1,779,474
Cambrex Corporation (b)	233,433	3,419,793
Charles River Laboratories International, Inc. (b)	86,581	3,942,899
Compugen Ltd. (b)	262	1,378
Covance, Inc. (b)	2,752	227,040
Enzo Biochem, Inc. (b)	24	52
Furiex Pharmaceuticals, Inc. (b)	34,228	1,505,690
Harvard Bioscience, Inc. (b)	80,012	428,064
Illumina, Inc. (b)	1,513	120,768
Luminex Corporation (b)	15,797	314,518
Mettler-Toledo International, Inc. (b)	1,159	255,675
Nanostring Technologies, Inc. (b)	4,953	45,122
NeoGenomics, Inc. (b)	37,969	107,832
Nordion, Inc. (a) (b)	129,876	942,900
Pacific Biosciences of California, Inc. (a) (b)	230,193	596,200
PAREXEL International Corporation (b)	4,751	234,937
PerkinElmer, Inc.	6,846	233,380
pSivida Corporation (b)	42,581	160,530
QIAGEN N.V. (b)	33,158	693,002
Techne Corporation (a)	21,114	1,556,946
		18,913,168
Pharmaceuticals - 1.4%
Actavis, Inc. (b)	838	112,518

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 14.3% (Continued)
Pharmaceuticals - 1.4% (Continued)
Alimera Sciences, Inc. (b)	26,517	$122,509
Biodel, Inc. (b)	20,895	102,594
Biota Pharmaceuticals, Inc. (a)	24,905	100,865
Cadence Pharmaceuticals, Inc. (b)	43,133	322,204
Cardiome Pharma Corporation (a) (b)	23,181	50,998
Cempra, Inc. (b)	182,871	1,601,950
Corcept Therapeutics, Inc. (b)	270,567	570,896
Cornerstone Therapeutics, Inc. (b)	132,516	1,182,043
DepoMed, Inc. (a) (b)	235,267	1,533,941
DURECT Corporation (b)	25,568	32,216
Endo Health Solutions, Inc. (b)	3,994	153,609
Endocyte, Inc. (b)	130,395	2,343,198
Hi-Tech Pharmacal Company, Inc.	17,462	627,584
Hospira, Inc. (b)	2,610	106,227
Impax Laboratories, Inc. (a) (b)	272,215	5,645,739
Lannett Company, Inc. (b)	42,290	587,408
Mallinckrodt plc (b)	4,465	204,899
Nektar Therapeutics (b)	278,672	3,123,913
Oramed Pharmaceuticals, Inc. (b)	600	4,338
Pain Therapeutics, Inc. (b)	193,863	469,149
Pernix Therapeutics Holdings, Inc. (b)	9,007	30,624
Perrigo Company	1,352	168,175
POZEN, Inc. (b)	163,024	937,388
Sagent Pharmaceuticals, Inc. (b)	71,061	1,544,156
Salix Pharmaceuticals Ltd. (b)	5,572	411,771
Santarus, Inc. (b)	2,964	72,085
Sucampo Pharmaceuticals, Inc. (b)	250,002	1,532,512
Ventrus BioSciences, Inc. (b)	27,584	65,926
Warner Chilcott plc - Class A	14,726	313,811
XenoPort, Inc. (b)	120,042	647,026
Zoetis, Inc.	8,077	240,775
		24,963,047
Industrials - 13.2%
Aerospace & Defense - 0.9%
AAR Corporation (a)	105,690	2,561,926
Alliant Techsystems, Inc.	630	58,653
American Science & Engineering, Inc.	10,547	641,152
Astronics Corporation (b)	38,013	1,501,894
Astronics Corporation - Class B (b)	1,560	61,152
CPI Aerostructures, Inc. (b)	87	975
Curtiss-Wright Corporation	649	26,375
DigitalGlobe, Inc. (b)	1,446	46,850
Ducommun, Inc. (b)	36,513	833,957
Esterline Technologies Corporation (b)	28,055	2,284,799
Exelis, Inc.	298,829	4,416,693
HEICO Corporation	5,632	319,898
HEICO Corporation - Class A	133	5,349
Hexcel Corporation (b)	2,719	95,736
Innovative Solutions & Support, Inc.	7,601	58,604
Kratos Defense & Security Solutions, Inc. (b)	100,338	676,278

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Aerospace & Defense - 0.9% (Continued)
MOOG, Inc. - Class A (b)	3,475	$195,434
Orbital Sciences Corporation (b)	27,506	509,961
Sparton Corporation (b)	22,372	397,551
Spirit AeroSystems Holdings, Inc. - Class A (b)	13,972	354,330
Sypris Solutions, Inc.	26,308	85,238
Taser International, Inc. (b)	95,896	851,557
Teledyne Technologies, Inc. (b)	3,042	243,877
TransDigm Group, Inc.	582	84,151
Triumph Group, Inc.	2,944	230,986
		16,543,376
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a) (b)	90,320	603,338
Atlas Air Worldwide Holdings, Inc. (b)	12,904	576,035
Forward Air Corporation (a)	54,988	2,010,911
Hub Group, Inc. - Class A (a) (b)	14,344	548,658
Pacer International, Inc. (b)	16,975	105,075
Park-Ohio Holdings Corporation (a) (b)	38,244	1,343,512
UTi Worldwide, Inc.	635	10,477
		5,198,006
Airlines - 0.7%
Alaska Air Group, Inc. (b)	2,186	133,718
Allegiant Travel Company	1,275	124,160
Copa Holdings, S.A. - Class A	3,907	543,737
Republic Airways Holdings, Inc. (a) (b)	616,444	8,463,776
SkyWest, Inc. (a)	22,725	343,602
Spirit Airlines, Inc. (b)	83,824	2,770,383
		12,379,376
Building Products - 0.5%
A.O. Smith Corporation	2,510	103,713
AAON, Inc.	10,089	217,620
Ameresco, Inc. - Class A (a) (b)	61,042	557,924
American Woodmark Corporation (b)	9,235	320,362
Apogee Enterprises, Inc.	8,903	238,244
Armstrong World Industries, Inc. (b)	6,825	341,796
Fortune Brands Home & Security, Inc.	537	22,183
Gibraltar Industries, Inc. (b)	28,191	434,141
Griffon Corporation	380	4,522
Insteel Industries, Inc.	24,120	405,216
NCI Building Systems, Inc. (b)	115,293	1,634,855
Nortek, Inc. (b)	101	6,819
Patrick Industries, Inc. (b)	59,084	1,471,782
PGT, Inc. (b)	129,460	1,294,600
Ply Gem Holdings, Inc. (b)	71,421	1,338,430
Quanex Building Products Corporation	9,910	168,668
Universal Forest Products, Inc.	7,348	303,105
		8,863,980
Commercial Services & Supplies - 1.3%
A.T. Cross Company - Class A (b)	7,759	144,317
ABM Industries, Inc.	16,031	415,203
ACCO Brands Corporation (b)	110,787	732,302

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Commercial Services & Supplies - 1.3% (Continued)
ARC Document Solutions, Inc. (b)	270,347	$1,289,555
Brink's Company (The) (a)	26,386	705,298
Casella Waste Systems, Inc. (a) (b)	39,440	188,129
CECO Environmental Corporation	17,343	231,702
Clean Harbors, Inc. (b)	100	5,644
Copart, Inc. (b)	7,874	255,984
Courier Corporation	1,303	20,223
CyrusOne, Inc.	23,674	481,766
Fuel Tech, Inc. (b)	22,018	81,467
G&K Services, Inc.	40,370	2,131,940
Herman Miller, Inc.	56,106	1,577,140
Hudson Technologies, Inc. (b)	7,918	18,607
Iron Mountain, Inc. (a)	16,174	449,637
KAR Auction Services, Inc. (a)	6,649	169,151
Kimball International, Inc. - Class B	39,427	433,303
Knoll, Inc.	83,049	1,371,969
Metalico, Inc. (b)	24,158	35,029
Multi-Color Corporation	3,729	129,061
Performant Financial Corporation (b)	83,941	887,256
Portfolio Recovery Associates, Inc. (b)	704	105,114
Progressive Waste Solutions Ltd.	8,545	205,422
Republic Services, Inc.	3,923	133,029
Ritchie Bros. Auctioneers, Inc.	6,687	128,725
Rollins, Inc.	17,286	440,793
Schawk, Inc. (a)	1,381	19,030
Steelcase, Inc. - Class A (a)	192,858	2,939,156
SYKES Enterprises, Inc. (a) (b)	4,450	78,142
Team, Inc. (b)	3,729	146,139
Tetra Tech, Inc. (b)	19,701	464,944
TMS International Corporation - Class A	105,041	1,719,521
TRC Companies, Inc. (b)	4,348	36,088
UniFirst Corporation	22,360	2,191,727
US Ecology, Inc.	31,075	949,963
Viad Corp (a)	30,611	736,195
Waste Connections, Inc.	202	8,738
		22,057,409
Construction & Engineering - 1.0%
Argan, Inc.	95,064	1,506,764
Chicago Bridge & Iron Company N.V.	1,455	86,689
Comfort Systems USA, Inc.	68,909	1,064,644
Dycom Industries, Inc. (a) (b)	88,283	2,337,734
EMCOR Group, Inc.	40,038	1,652,769
Furmanite Corporation (b)	27,215	203,840
Goldfield Corporation (The) (b)	96,250	206,938
Granite Construction, Inc.	52	1,573
Great Lakes Dredge & Dock Corporation	63,178	485,839
Layne Christensen Company (b)	25,867	501,302
Michael Baker Corporation	2,738	110,615
MYR Group, Inc. (a) (b)	52,106	1,125,490
Northwest Pipe Company (b)	8,592	256,042

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Construction & Engineering - 1.0% (Continued)
Orion Marine Group, Inc. (b)	102,128	$1,283,749
Pike Electric Corporation	225,088	2,748,324
Primoris Services Corporation (a)	143,170	2,977,936
Sterling Construction Company, Inc. (a) (b)	4,579	44,966
URS Corporation	3,203	148,939
		16,744,153
Electrical Equipment - 1.1%
Acuity Brands, Inc.	3,939	340,723
American Electric Technologies, Inc. (b)	6,152	45,525
American Superconductor Corporation (b)	70,455	176,842
AMETEK, Inc.	3,337	154,436
AZZ, Inc. (a)	117,013	4,426,602
Babcock & Wilcox Company (The) (a)	242,984	7,420,731
Brady Corporation - Class A	110	3,660
Broadwind Energy, Inc. (b)	18,694	85,618
China Electric Motor, Inc. (b)	1,771	115
Coleman Cable, Inc. (a)	29,323	637,189
Encore Wire Corporation	8,947	373,179
EnerSys, Inc.	3,143	166,328
Franklin Electric Company, Inc.	11,488	428,043
FuelCell Energy, Inc. (b)	1,311	1,599
GrafTech International Ltd. (a) (b)	181,526	1,365,076
Hubbell, Inc. - Class B	2,584	277,392
II-VI, Inc. (b)	18,801	332,402
Jinpan International Ltd. (a)	41,358	231,605
Powell Industries, Inc. (b)	28,881	1,420,945
Power Solutions International, Inc. (b)	2,717	119,032
Preformed Line Products Company (a)	6,899	503,282
Sensata Technologies Holding N.V. (b)	2,446	91,921
Thermon Group Holdings, Inc. (b)	37,606	752,496
Vicor Corporation (a) (b)	21,133	175,193
		19,529,934
Industrial Conglomerates - 0.0% (d)
Carlisle Companies, Inc.	1,542	104,455
Standex International Corporation	6,794	401,050
		505,505
Machinery - 2.8%
Accuride Corporation (b)	112,839	645,439
Alamo Group, Inc.	24,596	1,024,915
Albany International Corporation - Class A (a)	79,614	2,747,479
Ampco-Pittsburgh Corporation (a)	15,723	302,511
Astec Industries, Inc.	13,377	468,195
Barnes Group, Inc.	38,874	1,282,842
Blount International, Inc. (b)	50,719	668,476
Chart Industries, Inc. (b)	2,514	285,842
China Yuchai International Ltd. (a)	14,392	241,786
CIRCOR International, Inc. (a)	16,031	841,948
CLARCOR, Inc.	2,831	155,648
Colfax Corporation (b)	2,933	155,654
Columbus McKinnon Corporation (a) (b)	36,588	809,327

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Machinery - 2.8% (Continued)
Commercial Vehicle Group, Inc. (b)	9,784	$70,836
Crane Company	3,259	198,473
Donaldson Company, Inc.	2,368	85,840
Duoyuan Printing, Inc. (b) (c)	105,760	15,864
Dynamic Materials Corporation	1,933	37,481
Energy Recovery, Inc. (b)	542	2,369
EnPro Industries, Inc. (b)	4	227
ESCO Technologies, Inc.	7,940	274,962
Federal Signal Corporation (b)	99,429	964,461
Flow International Corporation (b)	1,507	5,817
FreightCar America, Inc.	11,596	211,163
Global Brass & Copper Holdings, Inc. (b)	25,484	474,767
Gorman-Rupp Company (The)	487	16,914
Graham Corporation	46,455	1,518,614
Greenbrier Companies, Inc. (The) (b)	24	549
Hardinge, Inc.	36,872	583,315
Harsco Corporation	109,262	2,814,589
Hyster-Yale Materials Handling, Inc. - Class A (a)	30,496	1,982,545
ITT Corporation	4,356	136,081
John Bean Technologies Corporation (a)	120,160	2,848,994
Kadant, Inc. (a)	44,720	1,464,133
Kaydon Corporation (a)	63,554	1,848,150
Lincoln Electric Holdings, Inc.	2,424	143,113
Lindsay Corporation	100	7,510
Lydall, Inc. (b)	8,478	131,918
Manitex International, Inc. (b)	31,677	365,553
Met-Pro Corporation	103,203	1,408,721
Mueller Industries, Inc.	61,132	3,355,536
Mueller Water Products, Inc. - Class A (a)	512,730	3,968,530
NACCO Industries, Inc. - Class A (a)	39,537	2,424,804
NN, Inc.	74,918	921,491
Oshkosh Corporation (b)	46,510	2,084,578
RBC Bearings, Inc. (b)	11,207	614,816
SmartHeat, Inc. (b)	832	250
Snap-on, Inc.	1,825	173,101
Tecumseh Products Company - Class A (b)	7,555	86,731
Tennant Company	6,221	321,004
Titan International, Inc.	145,235	2,503,851
Toro Company (The)	31,998	1,576,861
Trimas Corporation (b)	29,838	1,104,901
Wabash National Corporation (b)	3,282	35,216
WABCO Holdings, Inc. (a) (b)	7,035	556,187
Wabtec Corporation	2,728	158,388
Watts Water Technologies, Inc. - Class A	2,988	156,213
Woodward, Inc.	5,301	216,917
Xerium Technologies, Inc. (b)	21,018	260,203
Xylem, Inc.	9,059	225,841
		47,988,440
Marine - 0.5%
Box Ships, Inc.	84,114	340,662

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Marine - 0.5% (Continued)
Costamare, Inc. (a)	42,939	$755,726
Diana Shipping, Inc. (b)	32,439	318,875
DryShips, Inc. (a) (b)	920,939	1,768,203
Global Ship Lease, Inc. (b)	27,052	126,333
International Shipholding Corporation	23,386	639,373
Matson, Inc. (a)	110,038	3,116,276
Navios Maritime Holdings, Inc. (a)	204,932	1,145,570
Star Bulk Carriers Corporation	3,137	19,920
		8,230,938
Professional Services - 1.4%
Acacia Research Corporation	19,895	454,004
Barrett Business Services, Inc.	9,522	669,016
CDI Corporation	8,620	135,593
Dolan Company (The) (b)	57,522	146,106
Dun & Bradstreet Corporation (The)	1,328	137,621
Equifax, Inc.	2,204	139,359
Exponent, Inc.	9,886	653,662
Franklin Covey Company (b)	17,504	282,515
FTI Consulting, Inc. (b)	1,405	52,350
GP Strategies Corporation (b)	16,644	439,568
Heidrick & Struggles International, Inc. (a)	85,580	1,316,220
Hudson Global, Inc. (b)	390	924
Huron Consulting Group, Inc. (b)	8,322	423,923
ICF International, Inc. (b)	5,257	175,531
Insperity, Inc.	11,541	381,661
Kelly Services, Inc. - Class A	22,756	445,335
Kforce, Inc.	4,806	80,164
Korn/Ferry International (a) (b)	189,331	3,697,634
Mistras Group, Inc. (b)	83,533	1,404,190
National Technical Systems, Inc. (b)	16,603	264,818
Navigant Consulting, Inc. (a) (b)	127,537	1,711,546
On Assignment, Inc. (b)	32,414	989,599
Pendrell Corporation (b)	2,045	4,908
Resources Connection, Inc.	158,905	2,113,436
Robert Half International, Inc.	7,370	274,459
RPX Corporation (a) (b)	249,431	4,350,077
TrueBlue, Inc. (b)	71,870	1,918,929
Verisk Analytics, Inc. - Class A (b)	3,902	251,133
Volt Information Sciences, Inc. (b)	14,233	99,631
VSE Corporation	21,934	949,303
		23,963,215
Road & Rail - 1.3%
Arkansas Best Corporation	83,654	1,815,292
Celadon Group, Inc. (a)	29,437	591,978
Con-Way, Inc.	6,034	250,109
Genesee & Wyoming, Inc. - Class A (b)	1,541	138,166
J.B. Hunt Transport Services, Inc.	1,160	86,919
Knight Transportation, Inc.	17,047	289,288
Landstar System, Inc. (a)	68,027	3,677,540
Marten Transport Ltd. (a)	173,380	2,975,201

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Road & Rail - 1.3% (Continued)
Quality Distribution, Inc. (b)	85,322	$901,000
Roadrunner Transportation Systems, Inc. (a) (b)	106,085	3,206,950
Ryder System, Inc. (a)	99,747	6,168,354
Saia, Inc. (a) (b)	10,011	299,729
Swift Transportation Company (b)	94,578	1,687,271
Universal Truckload Services, Inc. (b)	9,286	256,015
		22,343,812
Trading Companies & Distributors - 1.4%
Aceto Corporation	124,135	1,926,575
AerCap Holdings N.V. (b)	10,861	190,285
Air Lease Corporation (a)	101,815	2,838,602
Aircastle Ltd. (a)	310,579	5,459,979
Applied Industrial Technologies, Inc.	3,273	170,720
BlueLinx Holdings, Inc. (b)	4,040	7,474
CAI International, Inc. (a) (b)	96,187	2,018,965
DXP Enterprises, Inc. (b)	11,724	808,956
Edgen Group, Inc. (b)	60,248	472,947
GATX Corporation	59,875	2,705,152
H&E Equipment Services, Inc.	14,718	336,159
MFC Industrial Ltd. (a)	75,554	643,720
Rush Enterprises, Inc. (a) (b)	46,554	1,160,126
Textainer Group Holdings Ltd. (a)	154,308	5,460,960
Watsco, Inc.	3,358	313,469
WESCO International, Inc. (b)	1,804	136,707
		24,650,796
Transportation Infrastructure - 0.0% (d)
Aegean Marine Petroleum Network, Inc.	34,276	322,537
China Infrastructure Investment Corporation (b) (c)	24,710	1,038
Macquarie Infrastructure Company, LLC	2,673	156,050
Wesco Aircraft Holdings, Inc. (b)	25,426	497,587
		977,212
Information Technology - 16.9%
Communications Equipment - 1.5%
Alvarion Ltd. (b)	1,909	401
Anaren, Inc. (b)	6,229	145,821
AudioCodes Ltd. (b)	5,334	27,363
Aviat Networks, Inc. (b)	81,324	215,509
Aware, Inc.	4,380	21,637
Bel Fuse, Inc. - Class B	200	3,130
Black Box Corporation (a)	12,910	349,345
Brocade Communications Systems, Inc. (a) (b)	543,730	3,621,242
CalAmp Corporation (b)	87,732	1,346,686
Calix, Inc. (b)	209	2,441
Ceragon Networks Ltd. (a) (b)	76,887	254,496
CIENA Corporation (b)	50,398	1,111,780
Communications Systems, Inc. (a)	2,191	23,225
Comtech Telecommunications Corporation	2,257	61,120
Digi International, Inc. (b)	21,163	210,149
DragonWave, Inc. (b)	1,934	5,995
EchoStar Corporation - Class A (a) (b)	6,538	261,258

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Communications Equipment - 1.5% (Continued)
EMCORE Corporation (b)	123	$518
Emulex Corporation (b)	99,405	796,234
EXFO, Inc. (b)	281	1,411
Finisar Corporation (b)	92,619	1,790,325
Harmonic, Inc. (a) (b)	387,105	2,965,224
InterDigital, Inc.	25,276	1,004,215
JDS Uniphase Corporation (b)	9,496	139,306
Loral Space & Communications, Inc.	30	1,875
Meru Networks, Inc. (b)	38,305	137,898
NETGEAR, Inc. (b)	66,919	1,994,855
Oplink Communications, Inc. (b)	47,394	954,989
ORBCOMM, Inc. (b)	4,856	23,406
PCTEL, Inc.	64,310	620,592
Plantronics, Inc.	1,792	83,310
Radware Ltd. (b)	51,543	706,139
Riverbed Technology, Inc. (b)	20,458	319,963
Ruckus Wireless, Inc. (b)	22,730	302,536
ShoreTel, Inc. (a) (b)	291,490	1,133,896
Sierra Wireless, Inc. (b)	75,471	975,085
Silicom Ltd.	10,815	385,014
Sonus Networks, Inc. (b)	566,272	1,936,650
Sycamore Networks, Inc.	149,380	76,214
Symmetricom, Inc. (b)	733	3,768
Tellabs, Inc. (a)	712,457	1,595,904
TESSCO Technologies, Inc.	37,520	1,202,141
UTStarcom Holdings Corporation (b)	41,078	113,375
Wi-LAN, Inc.	1,639	5,802
		26,932,243
Computers & Peripherals - 0.7%
Apple, Inc.	676	305,890
Avid Technology, Inc. (a) (b)	37,471	223,327
Concurrent Computer Corporation	3,266	26,585
Datalink Corporation (a) (b)	50,267	654,476
Dell, Inc.	9,898	125,408
Dot Hill Systems Corporation (b)	131,333	372,986
Electronics For Imaging, Inc. (a) (b)	121,518	3,649,186
Hewlett-Packard Company	4,827	123,957
Hutchinson Technology, Inc. (b)	80,999	277,827
Immersion Corporation (a) (b)	104,417	1,497,340
Intevac, Inc. (b)	37,469	238,677
Novatel Wireless, Inc. (b)	325,304	1,379,289
On Track Innovations Ltd. (b)	25,395	43,933
QLogic Corporation (b)	64,482	709,947
Quantum Corporation (a) (b)	53,918	86,269
Silicon Graphics International Corporation (b)	52,671	991,268
SMART Technologies, Inc. - Class A (b)	283,363	546,891
Xyratex Ltd.	70,453	759,483
		12,012,739
Electronic Equipment, Instruments & Components - 3.6%
Aeroflex Holding Corporation (a) (b)	9,121	68,590

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Electronic Equipment, Instruments & Components - 3.6% (Continued)
Agilysys, Inc. (b)	20,007	$231,881
Anixter International, Inc. (b)	4,335	359,978
Audience, Inc. (b)	35,932	452,743
AVX Corporation	137,478	1,758,344
Badger Meter, Inc.	6,941	330,669
Benchmark Electronics, Inc. (a) (b)	315,781	6,985,076
Celestica, Inc. (a) (b)	106,360	1,125,289
Checkpoint Systems, Inc. (b)	94,735	1,629,442
Clearfield, Inc. (b)	12,605	137,016
ClearSign Combustion Corporation (b)	411	3,255
Cognex Corporation	12,971	688,890
Coherent, Inc. (a)	19,621	1,112,118
CTS Corporation	125,834	1,767,968
Daktronics, Inc.	185,663	2,020,013
Electro Rent Corporation	20,756	371,117
Electro Scientific Industries, Inc. (a)	56,344	639,504
eMagin Corporation (a)	1,447	5,296
Fabrinet (a) (b)	221,538	3,280,978
FARO Technologies, Inc. (b)	23,968	880,345
FEI Company (a)	63,464	4,915,287
Flextronics International Ltd. (b)	11,031	95,528
FLIR Systems, Inc.	5,144	167,026
GSI Group, Inc. (The) (b)	92,018	773,871
Hollysys Automation Technologies Ltd. (b)	36,311	493,103
Identive Group, Inc. (a) (b)	55,609	42,485
Ingram Micro, Inc. - Class A (b)	50,853	1,160,974
Insight Enterprises, Inc. (b)	87,781	1,877,636
InvenSense, Inc. (b)	28,249	499,442
KEMET Corporation (b)	105,967	462,016
Key Tronic Corporation (b)	2,352	26,672
Littelfuse, Inc.	1,635	130,784
Maxwell Technologies, Inc. (b)	65,589	520,121
Measurement Specialties, Inc. (b)	9,009	448,468
Mesa Laboratories, Inc.	18,557	1,211,030
Methode Electronics, Inc.	91,706	1,732,326
Molex, Inc.	551	16,436
Molex, Inc. - Class A	8,711	218,472
Multi-Fineline Electronix, Inc. (a) (b)	94,642	1,430,987
Nam Tai Electronics, Inc.	80,644	629,830
NeoPhotonics Corporation (b)	67,843	595,662
Netlist, Inc. (b)	28,996	27,546
Newport Corporation (a) (b)	43,380	635,517
Orbotech Ltd. (a) (b)	99,640	1,228,561
Park Electrochemical Corporation	14,307	389,150
PC Connection, Inc.	23,327	395,626
Perceptron, Inc.	28,290	224,623
Plexus Corporation (a) (b)	68,825	2,406,810
RF Industries, Ltd.	1,200	7,356
Rofin-Sinar Technologies, Inc. (b)	4,898	113,193
Rogers Corporation (b)	8,526	474,216

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Electronic Equipment, Instruments & Components - 3.6% (Continued)
Sanmina Corporation (a) (b)	645,122	$10,618,708
ScanSource, Inc. (b)	63,323	2,254,932
SMTC Corporation (b)	100	190
Trimble Navigation Ltd. (b)	3,303	94,268
TTM Technologies, Inc. (b)	270,749	2,501,721
Viasystems Group, Inc. (b)	138	2,049
Vishay Intertechnology, Inc. (b)	428	6,159
Zygo Corporation (b)	844	13,226
		62,690,519
Internet Software & Services - 2.0%
Blucora, Inc. (b)	20,318	406,360
ChannelAdvisor Corporation (b)	17,142	336,669
comScore, Inc. (b)	101,269	2,932,750
CoStar Group, Inc. (b)	2,040	319,362
DealerTrack Holdings, Inc. (b)	18,903	706,972
Demand Media, Inc. (b)	106,242	694,823
Digital River, Inc. (b)	45,991	781,387
EarthLink, Inc.	94,067	589,800
eGain Corporation (b)	101,042	1,162,993
Envestnet, Inc. (b)	16,767	417,331
GigaMedia Ltd. (b)	27,666	30,156
Gogo, Inc. (b)	48,831	587,437
Innodata, Inc. (b)	808	2,182
Internap Network Services Corporation (b)	15,738	128,265
IntraLinks Holdings, Inc. (b)	348,422	3,310,009
iPass, Inc. (b)	1,012	2,216
Keynote Systems, Inc.	166,695	3,322,231
Limelight Networks, Inc. (b)	218,463	524,311
LivePerson, Inc. (b)	47,958	443,132
LogMeIn, Inc. (b)	8,397	249,559
Marin Software, Inc. (b)	3,120	36,067
Move, Inc. (a) (b)	237,712	3,301,823
Perficient, Inc. (b)	142,554	1,945,862
Points International Ltd. (b)	3,461	75,104
Responsys, Inc. (b)	53,798	779,533
Saba Software, Inc. (b)	36,504	365,040
SciQuest, Inc. (b)	20,078	495,124
SINA Corporation (b)	1,784	123,043
Spark Networks, Inc. (b)	15,096	124,995
SPS Commerce, Inc. (b)	7,720	498,172
Stamps.com, Inc. (b)	31,499	1,255,550
Subaye, Inc. (b)	37,223	37
Support.com, Inc. (b)	248,680	1,255,834
Synacor, Inc. (b)	199,626	662,758
Textura Corporation (b)	23,128	697,541
Travelzoo, Inc. (b)	24,751	709,611
Tremor Video, Inc. (b)	10,384	86,914
Tucows, Inc. (b)	220	418
United Online, Inc.	115,093	934,555
Unwired Planet, Inc. (b)	140,272	284,752

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Internet Software & Services - 2.0% (Continued)
ValueClick, Inc. (b)	4,766	$116,481
WebMD Health Corporation (b)	13,833	456,627
XO Group, Inc. (b)	87,453	1,045,938
Xoom Corporation (b)	32,332	1,060,813
Zix Corporation (b)	248,788	1,119,546
		34,380,083
IT Services - 1.4%
Acxiom Corporation (a) (b)	18,970	488,857
Blackhawk Network Holdings, Inc. (b)	11,308	275,915
Cardtronics, Inc. (a) (b)	91,867	2,706,402
CGI Group, Inc. (b)	1,006	34,818
China Information Technology, Inc. (b)	1,893	5,925
Computer Task Group, Inc.	8,313	154,622
CoreLogic, Inc. (b)	88,655	2,473,474
CSG Systems International, Inc.	9,739	230,619
DST Systems, Inc.	3,392	237,542
Euronet Worldwide, Inc. (b)	11,032	406,088
EVERTEC, Inc. (b)	3,837	91,704
ExlService Holdings, Inc. (a) (b)	70,425	1,971,900
FleetCor Technologies, Inc. (b)	2,820	253,151
Forrester Research, Inc.	17,538	615,233
Genpact Ltd.	10,587	215,869
Global Cash Access Holdings, Inc. (b)	81,815	571,887
Heartland Payment Systems, Inc.	44	1,642
iGATE Corporation (a) (b)	215,123	5,014,517
InterXion Holding N.V. (b)	8,186	206,042
Lender Processing Services, Inc.	48,110	1,572,235
Lionbridge Technologies, Inc. (b)	259,165	857,836
MAXIMUS, Inc.	34,850	1,310,708
ModusLink Global Solutions, Inc. (b)	1,051	3,269
MoneyGram International, Inc. (a) (b)	72,604	1,576,233
Paychex, Inc.	922	36,364
PFSweb, Inc. (b)	31,280	132,002
Sapient Corporation (b)	32,400	444,204
Syntel, Inc.	10,570	758,715
TeleTech Holdings, Inc. (b)	10,246	256,662
Total System Services, Inc.	7,421	203,410
Unisys Corporation (b)	6,686	173,435
Vantiv, Inc. - Class A (b)	11,749	306,531
VeriFone Systems, Inc. (b)	10,635	202,809
Virtusa Corporation (b)	2,253	58,082
WEX, Inc. (b)	2,999	260,733
		24,109,435
Office Electronics - 0.1%
Zebra Technologies Corporation - Class A (b)	35,783	1,652,101

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Energy Industries, Inc. (b)	39,528	856,176
Alpha & Omega Semiconductor Ltd. (b)	3,134	23,975
Ambarella, Inc. (b)	56,556	938,830

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Semiconductors & Semiconductor Equipment - 4.5% (Continued)
Amtech Systems, Inc. (b)	3,825	$26,201
ANADIGICS, Inc. (b)	867,113	1,864,293
Applied Micro Circuits Corporation (b)	65,955	782,886
ASML Holding N.V.	100	8,990
ATMI, Inc. (b)	81,246	2,018,963
Axcelis Technologies, Inc. (a) (b)	556,503	1,213,177
AXT, Inc. (b)	17,659	49,445
Brooks Automation, Inc.	90,295	886,697
Cabot Microelectronics Corporation (b)	5,379	198,915
CEVA, Inc. (b)	118,415	2,158,705
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	61,859	929,741
Cirrus Logic, Inc. (a) (b)	138,947	2,678,898
Cohu, Inc.	24,074	284,073
Cree, Inc. (b)	2,278	159,232
CSR plc - ADR	1,052	36,094
Cypress Semiconductor Corporation (b)	75,620	965,667
Diodes, Inc. (a) (b)	94,366	2,586,572
DSP Group, Inc. (b)	16,078	119,781
Entegris, Inc. (a) (b)	249,839	2,380,966
Entropic Communications, Inc. (b)	62,541	277,057
Exar Corporation (b)	119,612	1,556,152
Fairchild Semiconductor International, Inc. (b)	14,346	181,047
First Solar, Inc. (b)	5,615	276,483
FormFactor, Inc. (b)	249,660	1,815,028
Inphi Corporation (b)	57,842	674,438
Integrated Device Technology, Inc. (b)	233,870	2,107,169
Integrated Silicon Solution, Inc. (b)	44,577	533,587
Intermolecular, Inc. (b)	134,358	849,143
International Rectifier Corporation (b)	7,183	173,182
Intersil Corporation - Class A	104,305	1,064,954
IXYS Corporation (a)	85,072	956,209
Kopin Corporation (b)	1,964	7,286
Kulicke & Soffa Industries, Inc. (a) (b)	418,747	4,886,777
Lattice Semiconductor Corporation (a) (b)	253,562	1,308,380
LTX-Credence Corporation (b)	155,301	832,413
MagnaChip Semiconductor Corporation - ADR (b)	68,966	1,417,941
Mattson Technology, Inc. (a) (b)	409,206	916,621
MaxLinear, Inc. - Class A (b)	19,818	137,339
Micrel, Inc.	3,016	32,000
Microsemi Corporation (b)	12,591	310,494
Mindspeed Technologies, Inc. (a) (b)	181,480	557,144
MKS Instruments, Inc.	17,999	488,133
Nova Measuring Instruments Ltd. (a) (b)	67,166	599,792
NVE Corporation (b)	4,120	204,270
OmniVision Technologies, Inc. (b)	18,157	295,233
PDF Solutions, Inc. (b)	46,038	944,700
Pericom Semiconductor Corporation (b)	44,688	341,863
Pixelworks, Inc. (b)	45,593	153,192
PLX Technology, Inc. (b)	339,117	1,858,361
PMC-Sierra, Inc. (b)	332,929	2,198,996

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Semiconductors & Semiconductor Equipment - 4.5% (Continued)
Power Integrations, Inc.	33,528	$1,849,069
QuickLogic Corporation (b)	3,577	9,908
Rambus, Inc. (b)	205,622	2,004,815
RF Micro Devices, Inc. (b)	110,651	574,279
Semtech Corporation (b)	28,017	847,514
Sigma Designs, Inc. (b)	227,399	1,187,023
Silicon Image, Inc. (b)	368,133	2,109,402
Silicon Laboratories, Inc. (b)	36,287	1,417,370
Spansion, Inc. - Class A (b)	103,535	1,221,713
SunEdison, Inc. (b)	240	2,419
SunPower Corporation (a) (b)	504,570	13,951,361
Supertex, Inc.	39,990	1,074,931
Tower Semiconductor Ltd. (b)	116	532
TriQuint Semiconductor, Inc. (a) (b)	187,289	1,496,439
Ultra Clean Holdings, Inc. (b)	46,376	321,386
Vitesse Semiconductor Corporation (b)	113,145	328,121
Volterra Semiconductor Corporation (a) (b)	35,327	532,378
		78,052,321
Software - 3.1%
Accelrys, Inc. (b)	36,922	322,329
Actuate Corporation (a) (b)	165,311	1,219,995
Advent Software, Inc.	24,159	710,999
Allot Communications Ltd. (b)	29,696	434,452
AsiaInfo-Linkage, Inc. (b)	7,925	92,326
Aspen Technology, Inc. (b)	8,238	268,064
BroadSoft, Inc. (a) (b)	117,105	3,494,413
BSQUARE Corporation (b)	6,731	18,779
Cadence Design Systems, Inc. (b)	11,767	171,563
ClickSoftware Technologies Ltd. (a)	64,160	465,802
Compuware Corporation	234,522	2,659,479
Comverse, Inc. (b)	10,677	334,404
Cyan, Inc. (b)	18,027	187,120
Digimarc Corporation (a)	319	6,696
Ellie Mae, Inc. (a) (b)	237,146	5,584,788
EPIQ Systems, Inc.	75,094	976,973
ePlus, Inc.	32,340	2,053,267
Fair Isaac Corporation	6,071	303,307
Fleetmatics Group plc (b)	4,658	175,420
Gigamon, Inc. (b)	9,391	335,822
Guidance Software, Inc. (b)	79,610	730,024
Guidewire Software, Inc. (b)	7,400	323,824
Imperva, Inc. (b)	9,644	488,179
Infoblox, Inc. (b)	60,544	1,979,789
Interactive Intelligence Group, Inc. (b)	336	19,085
Jive Software, Inc. (b)	18	242
Manhattan Associates, Inc. (a) (b)	45,806	4,046,502
Model N, Inc. (b)	8,733	205,924
Monotype Imaging Holdings, Inc.	76,451	1,875,343
Net 1 UEPS Technologies, Inc. (a) (b)	98,582	714,719
NetScout Systems, Inc. (a) (b)	24,423	647,942

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Software - 3.1% (Continued)
NetSol Technologies, Inc. (b)	5,304	$54,949
Nuance Communications, Inc. (b)	10,356	194,279
Open Text Corporation	1,736	122,440
Park City Group, Inc. (b)	45,006	356,448
Pegasystems, Inc. (a)	89,909	3,227,733
Progress Software Corporation (b)	35,254	902,150
Proofpoint, Inc. (b)	100,801	2,712,555
PROS Holdings, Inc. (b)	52,102	1,709,988
Qlik Technologies, Inc. (b)	3,718	116,448
Qualys, Inc. (b)	34,126	546,016
Rally Software Development Corporation (b)	24,375	687,131
Rovi Corporation (b)	120,406	2,712,747
Sapiens International Corporation N.V.	1,926	11,460
SeaChange International, Inc. (b)	33,009	388,846
ServiceNow, Inc. (b)	1	44
Smith Micro Software, Inc. (b)	280,242	322,278
Solera Holdings, Inc. (a)	4,132	235,152
Sourcefire, Inc. (b)	17,841	1,345,747
SS&C Technologies Holdings, Inc. (a) (b)	26,311	941,408
Synchronoss Technologies, Inc. (a) (b)	39,122	1,349,318
Tableau Software, Inc. - Class A (b)	6,002	332,511
TeleCommunication Systems, Inc. (b)	239,003	645,308
TeleNav, Inc. (b)	331,168	2,030,060
TIBCO Software, Inc. (b)	6,406	159,766
Ultimate Software Group, Inc. (The) (b)	1,412	191,044
VASCO Data Security International, Inc. (b)	44,767	368,432
Verint Systems, Inc. (b)	23,060	825,087
Zynga, Inc. - Class A (b)	280,510	835,920
		54,172,836
Materials - 5.9%
Chemicals - 1.1%
A. Schulman, Inc.	35,605	954,214
Advanced Emissions Solutions, Inc. (b)	2,598	108,986
American Pacific Corporation (b)	31,951	1,162,058
American Vanguard Corporation	28,736	709,492
Balchem Corporation	2,355	117,185
Cabot Corporation	2,517	103,247
Chase Corporation	10,171	282,245
CVR Partners, L.P.	12,850	284,627
Ecolab, Inc.	164	15,111
FutureFuel Corporation	92,890	1,466,733
Huntsman Corporation	7,274	131,077
Innophos Holdings, Inc.	36,472	1,817,764
Innospec, Inc. (a)	18,516	794,707
Koppers Holdings, Inc. (a)	56,741	2,193,040
Kraton Performance Polymers, Inc. (b)	3,593	72,938
Landec Corporation (b)	23,624	356,486
LSB Industries, Inc. (a) (b)	39,256	1,290,737
Methanex Corporation	9	430
Minerals Technologies, Inc. (a)	47,051	2,164,346

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Materials - 5.9% (Continued)
Chemicals - 1.1% (Continued)
Olin Corporation	107,321	$2,618,632
OM Group, Inc. (a) (b)	21,509	663,983
OMNOVA Solutions, Inc. (b)	47,676	384,269
Penford Corporation (b)	4,270	63,367
Quaker Chemical Corporation	7,812	515,358
RPM International, Inc.	2,621	92,364
Stepan Company	6,750	404,055
Taminco Corporation (b)	14,242	324,718
Tredegar Corporation	1,170	35,112
Zep, Inc.	62,510	817,631
		19,944,912
Construction Materials - 0.4%
CaesarStone Sdot-Yam Ltd. (b)	28,380	920,647
Headwaters, Inc. (b)	20,967	197,719
Texas Industries, Inc. (a) (b)	56,457	3,508,238
United States Lime & Minerals, Inc. (b)	32,910	1,962,753
		6,589,357
Containers & Packaging - 0.6%
AptarGroup, Inc.	2,938	171,550
Ball Corporation	2,441	109,332
Berry Plastics Group, Inc. (b)	7,996	184,388
Boise, Inc. (a)	603,890	5,495,399
Graphic Packaging Holding Company (a) (b)	89,789	772,185
Myers Industries, Inc.	141,285	2,750,819
Rock-Tenn Company - Class A	1,156	132,189
Sealed Air Corporation	3,883	105,773
UFP Technologies, Inc. (b)	11,383	242,116
		9,963,751
Metals & Mining - 2.6%
Alcoa, Inc.	40,645	323,128
Alexco Resource Corporation (a) (b)	445,188	560,937
Almaden Minerals Ltd. (a) (b)	96,885	169,549
Asanko Gold, Inc. (a) (b)	162,677	411,573
AuRico Gold, Inc.	68,534	317,312
Banro Corporation (a) (b)	509,387	473,730
Barrick Gold Corporation	99,372	1,686,343
Carpenter Technology Corporation	19,090	998,025
CD International Enterprises, Inc. (b)	653	34
Century Aluminum Company (b)	72,588	609,013
Claude Resources, Inc. (a) (b)	54,133	12,175
Coeur Mining, Inc. (b)	4,283	57,435
Commercial Metals Company	122,435	1,896,518
Compass Minerals International, Inc. (a)	44,004	3,326,702
Dominion Diamond Corporation (a) (b)	73,672	1,040,985
Eldorado Gold Corporation	118,834	938,789
Endeavour Silver Corporation (a) (b)	714,701	2,851,657
Energy Fuels, Inc. (b)	362,148	64,897
Entrée Gold, Inc. (a) (b)	27,450	7,384
Exeter Resource Corporation (a) (b)	326,732	238,580
First Majestic Silver Corporation (b)	79,681	1,040,634

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Materials - 5.9% (Continued)
Metals & Mining - 2.6% (Continued)
Fortuna Silver Mines, Inc. (b)	369,024	$1,287,894
Franco-Nevada Corporation	4,978	210,022
Goldcorp, Inc.	5,172	146,006
Golden Minerals Company (b)	4,619	6,328
Great Panther Silver Ltd. (a) (b)	587,333	505,106
Handy & Harman Ltd. (b)	249	4,870
Haynes International, Inc.	9,180	441,558
Hecla Mining Company	377,972	1,220,850
Hi-Crush Partners, L.P.	21,759	486,096
Horsehead Holding Corporation (b)	625	7,656
IAMGOLD Corporation	57,215	296,374
International Tower Hill Mines Ltd. (a) (b)	145,934	74,426
Kinross Gold Corporation	298,191	1,559,539
MAG Silver Corporation (b)	9,321	56,019
Materion Corporation	1,473	44,396
McEwen Mining, Inc. (b)	724,619	1,420,253
Minco Gold Corporation (b)	62,393	15,598
Mines Management, Inc. (b)	25,249	17,674
Nevsun Resources Ltd. (a)	432,621	1,449,280
New Gold, Inc. (b)	40,712	297,605
Newmont Mining Corporation	13,761	412,830
Noranda Aluminum Holding Corporation (a)	426,276	1,325,718
Northern Dynasty Minerals Ltd. (a) (b)	294,247	682,653
NovaCopper, Inc. (b)	3,753	7,243
NovaGold Resources, Inc. (b)	381,505	1,110,180
Olympic Steel, Inc.	18,081	503,556
Pan American Silver Corporation	55,252	705,016
Paramount Gold and Silver Corporation (b)	13,188	18,727
Platinum Group Metals Ltd. (b)	236,756	246,226
Pretium Resources, Inc. (a) (b)	211,783	1,787,449
Primero Mining Corporation (b)	31,028	149,555
Quest Rare Minerals Ltd. (b)	119,417	87,174
Rare Element Resources Ltd. (b)	4,000	9,560
Richmont Mines, Inc. (a) (b)	211,670	332,322
Rubicon Minerals Corporation (a) (b)	526,597	695,108
Schnitzer Steel Industries, Inc. - Class A	6	154
Silver Standard Resources, Inc. (a) (b)	40,471	310,413
Silvercorp Metals, Inc.	302,980	942,268
Silvercrest Mines, Inc. (b)	1,778	2,898
Southern Copper Corporation	4,744	123,676
SunCoke Energy Partners, L.P.	99	2,455
SunCoke Energy, Inc. (b)	110,523	1,746,263
Sutor Technology Group Ltd. (b)	72,976	124,789
Taseko Mines Ltd. (b)	1,091,023	2,214,777
Turquoise Hill Resources Ltd. (b)	168,338	678,402
Vista Gold Corporation (b)	272,614	233,630
Worthington Industries, Inc. (a)	87,061	3,114,172
Yamana Gold, Inc.	59,771	627,596
		44,767,760

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Materials - 5.9% (Continued)
Paper & Forest Products - 1.2%
Boise Cascade Company (b)	37,765	$999,262
Buckeye Technologies, Inc. (a)	193,168	7,189,713
Clearwater Paper Corporation (b)	7,531	368,417
Deltic Timber Corporation	3,996	241,079
Domtar Corporation	314	21,826
KapStone Paper and Packaging Corporation (a)	40,355	1,777,638
Louisiana-Pacific Corporation (a) (b)	287,286	4,671,270
Neenah Paper, Inc. (a)	123,544	4,888,636
P.H. Glatfelter Company	13,679	362,083
Schweitzer-Mauduit International, Inc.	4,083	221,054
Verso Paper Corporation (b)	2,350	2,420
		20,743,398
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.0%
Alaska Communications Systems Group, Inc. (b)	21,687	51,398
Atlantic Tele-Network, Inc.	34,552	1,762,152
BCE, Inc.	3,106	128,247
Cbeyond, Inc. (b)	79,442	672,874
CenturyLink, Inc.	3,753	134,545
Cincinnati Bell, Inc. (a) (b)	826,555	2,851,615
Consolidated Communications Holdings, Inc. (a)	96,814	1,693,277
Frontier Communications Corporation	341	1,487
General Communication, Inc. - Class A (a) (b)	144,888	1,282,259
Hawaiian Telcom Holdco, Inc. (b)	920	25,594
IDT Corporation - Class B (a)	115,736	2,392,263
inContact, Inc. (b)	68,076	577,284
Level 3 Communications, Inc. (b)	672	14,818
Lumos Networks Corporation	41,319	782,995
Premiere Global Services, Inc. (a) (b)	146,669	1,613,359
Primus Telecommunications Group, Inc.	537	6,433
TELUS Corporation	471	14,417
tw telecom, inc. (b)	7,703	229,395
Vonage Holdings Corporation (a) (b)	942,651	3,035,336
Windstream Corporation	18,005	150,342
		17,420,090
Wireless Telecommunication Services - 0.4%
Cellcom Israel Ltd. (a) (b)	41,706	467,107
FiberTower Corporation (b)	6,529	287
Shenandoah Telecommunications Company	43,689	841,887
Telephone and Data Systems, Inc. (a)	126,526	3,354,204
T-Mobile US, Inc. (b)	10,764	259,520
United States Cellular Corporation	22,840	906,977
USA Mobility, Inc.	72,964	1,139,698
		6,969,680
Utilities - 1.3%
Electric Utilities - 0.6%
ALLETE, Inc.	3,812	204,399
Brookfield Infrastructure Partners, L.P.	4,228	157,620
Cleco Corporation	3,310	160,568
Edison International	1,819	90,677

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Utilities - 1.3% (Continued)
Electric Utilities - 0.6% (Continued)
El Paso Electric Company (a)	50,170	$1,894,921
Exelon Corporation	9,362	286,384
Great Plains Energy, Inc.	4,889	118,265
Hawaiian Electric Industries, Inc. (a)	30,419	810,971
ITC Holdings Corporation	158	14,500
Northeast Utilities	4,189	186,033
NV Energy, Inc.	71,395	1,687,064
OGE Energy Corporation	11,223	419,740
Pepco Holdings, Inc.	6,800	139,740
PNM Resources, Inc.	25,129	590,029
UIL Holdings Corporation	29,244	1,194,325
Unitil Corporation	25,464	782,763
UNS Energy Corporation (a)	24,999	1,271,199
		10,009,198
Gas Utilities - 0.2%
AGL Resources, Inc.	1,659	75,966
Atmos Energy Corporation	2,573	113,829
Chesapeake Utilities Corporation	19,617	1,162,700
Laclede Group, Inc. (The)	276	12,657
New Jersey Resources Corporation	4,529	202,718
Questar Corporation	5,045	120,374
South Jersey Industries, Inc.	4,193	256,192
Southwest Gas Corporation	13,109	650,731
UGI Corporation	2,911	122,233
		2,717,400
Independent Power Producers & Energy Traders - 0.1%
Calpine Corporation (b)	7,201	144,092
Genie Energy Ltd. - Class B (a) (b)	66,041	680,883
NRG Energy, Inc.	3,160	84,751
Synthesis Energy Systems, Inc. (a) (b)	376,848	316,552
		1,226,278
Multi-Utilities - 0.2%
Avista Corporation (a)	25,566	735,790
CenterPoint Energy, Inc.	3,520	87,366
CMS Energy Corporation	7,675	214,823
Integrys Energy Group, Inc.	1,933	121,393
NorthWestern Corporation	45,955	1,939,301
PG&E Corporation	306	14,042
Public Service Enterprise Group, Inc.	3,665	123,840
SCANA Corporation	2,944	152,823
TECO Energy, Inc.	13,184	232,961
Vectren Corporation	10,634	393,671
Wisconsin Energy Corporation	2,678	116,440
		4,132,450
Water Utilities - 0.2%
American States Water Company	25,243	1,621,106
American Water Works Company, Inc.	2,295	97,951
Aqua America, Inc.	6,490	219,751
California Water Service Group (a)	62,408	1,360,494
Connecticut Water Service, Inc.	6,939	207,476

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Utilities - 1.3% (Continued)
Water Utilities - 0.2% (Continued)
Middlesex Water Company	4,967	$105,002
SJW Corporation	16,177	451,177
Tri-Tech Holding, Inc. (a) (b)	6,574	9,006
York Water Company (The)	1,875	39,525
		4,111,488

Total Common Stocks (Cost $1,420,316,914)		$1,640,069,415

PREFERRED STOCKS - 0.1%	Shares	Value
Beazer Homes USA, Inc., 7.500%, CV	2,268	$64,298
Dominion Resources, Inc., Series A, 6.125%, CV	13,264	687,871
Dominion Resources, Inc., Series B, 6.000%, CV	12,574	651,962
Total Preferred Stocks (Cost $1,364,935)		$1,404,131

OTHER INVESTMENTS - 5.0%	Shares	Value
Aberdeen Global Income Fund, Inc.	43,895	$474,944
Aberdeen Israel Fund, Inc.	980	14,612
Aberdeen Latin America Equity Fund, Inc.	2,598	80,070
Adams Express Company (The)	18,910	235,429
Advent/Claymore Enhanced Growth & Income Fund	4,315	43,625
Alliance New York Municipal Income Fund, Inc.	12,076	143,584
AllianceBernstein Income Fund, Inc.	221,453	1,596,676
AllianzGI Global Equity & Convertible Income Fund	40,125	572,584
Alpine Global Dynamic Dividend Fund	2,825	13,362
Alpine Global Premier Properties Fund	14,595	108,587
Alpine Total Dynamic Dividend Fund	399,501	1,598,004
American Income Fund, Inc.	102	779
American Select Portfolio, Inc.	30,641	303,959
American Strategic Income Portfolio, Inc.	8,461	85,541
American Strategic Income Portfolio, Inc. II	17,836	142,866
Asia Pacific Fund, Inc. (The) (b)	8,950	89,858
Asia Tigers Fund, Inc. (The)	3,168	36,590
Bancroft Fund Ltd.	7,224	129,165
BlackRock Build America Bond Trust	20,187	388,802
BlackRock Corporate High Yield Fund III, Inc.	17,876	129,601
BlackRock Corporate High Yield Fund V, Inc.	66,312	798,396
BlackRock Corporate High Yield Fund VI, Inc.	77,844	918,559
BlackRock Credit Allocation Income Trust IV	125,736	1,601,877
BlackRock EcoSolutions Investment Trust	15,829	125,524
BlackRock Enhanced Equity Dividend Trust	100,841	784,543
BlackRock Global Opportunities Equity Trust	68,997	967,338
BlackRock High Income Shares	137,899	288,209
BlackRock High Yield Trust	31,307	217,271
BlackRock Income Opportunity Trust, Inc.	49,389	490,927
BlackRock Income Trust, Inc.	105,228	690,296
BlackRock International Growth & Income Trust	2,575	19,699
BlackRock Muni New York Intermediate Duration Fund, Inc.	5,269	68,813
BlackRock Municipal Bond Investment Trust	8,744	114,896

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 5.0% (Continued)	Shares	Value
BlackRock Municipal Income Investment Quality Trust	31,390	$396,770
BlackRock Municipal Income Investment Trust	14,066	175,403
BlackRock MuniHoldings Investment Quality Fund	25,790	325,986
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	10,134	134,782
BlackRock MuniHoldings Quality Fund II, Inc.	2,433	29,975
BlackRock MuniYield Investment Quality Fund	13,398	163,456
BlackRock MuniYield Michigan Quality Fund II, Inc.	21,596	251,377
BlackRock MuniYield Michigan Quality Fund, Inc.	30,753	386,565
BlackRock MuniYield New Jersey Fund, Inc.	26,324	361,692
BlackRock MuniYield Pennsylvania Quality Fund	17,957	234,698
BlackRock New York Municipal Bond Trust	2,213	28,459
BlackRock Pennsylvania Strategic Municipal Trust	2,975	35,164
BlackRock Real Asset Equity Trust	46,579	421,074
BlackRock Resources & Commodities Strategy Trust	106,024	1,236,240
BlackRock Utility and Infrastructure Trust	28,850	518,146
Boulder Growth & Income Fund, Inc.	19,750	153,260
Calamos Global Dynamic Income Fund	165,113	1,398,507
Calamos Strategic Total Return Fund	17,511	181,064
CBRE Clarion Global Real Estate Income Fund	138,335	1,202,131
Central Europe & Russia Fund, Inc. (The)	6,352	193,418
China Fund, Inc. (The)	51,546	1,057,724
Clough Global Allocation Fund	750	11,542
Clough Global Equity Fund	3,033	46,041
Clough Global Opportunities Fund	66,482	862,272
Cohen & Steers Closed-End Opportunity Fund, Inc.	22,748	291,402
Cohen & Steers Global Income Builder, Inc.	21,364	227,313
Cohen & Steers Infrastructure Fund, Inc.	5,782	113,848
Cohen & Steers Quality Income Realty Fund, Inc.	47,930	513,331
Cohen & Steers REIT & Preferred Income Fund, Inc.	32,701	556,898
Cutwater Select Income Fund	13,080	236,364
Delaware Investments National Municipal Income Fund	6,145	72,757
Denali Fund (The)	2,170	42,554
DTF Tax-Free Income, Inc.	100	1,414
Duff & Phelps Global Utility Income Fund, Inc.	35,165	672,003
DWS Global High Income Fund, Inc.	11,117	89,269
DWS High Income Opportunities Fund, Inc.	25,456	362,239
Eagle Capital Growth Fund, Inc.	3,618	28,220
Eaton Vance California Municipal Bond Fund	23,358	237,084
Eaton Vance Limited Duration Income Fund	13,808	211,400
Eaton Vance Massachusetts Municipal Bond Fund	3,878	47,389
Eaton Vance Michigan Municipal Bond Fund	3,946	44,590
Eaton Vance Michigan Municipal Income Trust	3,251	35,924
Eaton Vance National Municipal Opportunities Trust	35,157	653,217
Eaton Vance New Jersey Municipal Bond Fund	2,284	26,677
Eaton Vance New Jersey Municipal Income Trust	980	11,613
Eaton Vance New York Municipal Bond Fund	35,246	396,517
Eaton Vance New York Municipal Bond Fund 2	700	7,707
Eaton Vance Pennsylvania Municipal Bond Fund	5,072	58,328
Eaton Vance Pennsylvania Municipal Income Trust	4,378	49,296
Eaton Vance Risk-Managed Diversified Equity Income Fund	114,543	1,261,118
Eaton Vance Short Duration Diversified Income Fund	16,980	265,228

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 5.0% (Continued)	Shares	Value
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	159	$2,404
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	20,520	232,081
Ellsworth Fund Ltd.	18,019	140,909
Engex, Inc. (b) (c)	633	1,810
European Equity Fund, Inc. (The)	10,102	77,179
Federated Enhanced Treasury Income Fund	10,641	137,269
First Opportunity Fund, Inc. (b)	25,848	218,416
First Trust/Aberdeen Emerging Opportunity Fund	600	11,376
First Trust/FIDAC Mortgage Income Fund	4,580	71,265
Firsthand Technology Value Fund, Inc. (b)	1,954	41,855
Fort Dearborn Income Securities, Inc.	18,148	253,709
Franklin Templeton Limited Duration Income Trust	68,144	884,509
Franklin Universal Trust	1,400	9,870
GDL Fund (The)	25,597	293,598
General American Investors Company, Inc.	9,978	333,165
Guggenheim Build America Bonds Managed Duration Trust	22,083	447,181
Helios Advantage Income Fund, Inc.	24,295	200,920
Helios High Income Fund, Inc.	12,356	97,860
Helios High Yield Fund	14,355	134,793
Helios Multi-Sector High Income Fund, Inc.	25,508	144,887
Helios Strategic Income Fund, Inc.	19,274	116,800
Herzfeld Caribbean Basin Fund, Inc. (b)	125	1,089
ING Asia Pacific High Dividend Equity Income Fund	6,643	85,562
ING Risk Managed Natural Resources Fund	1,489	15,352
Invesco Municipal Opportunity Trust	36,453	426,865
Invesco Value Municipal Income Trust	119,447	1,600,588
Invesco Van Kampen Advantage Municipal Income Trust II	80,791	859,616
Invesco Van Kampen Bond Fund	10,483	187,226
Invesco Van Kampen California Value Municipal Income Trust	82,958	910,879
Invesco Van Kampen Municipal Trust	105,574	1,219,380
Invesco Van Kampen Trust for Investment Grade Municipals	56,572	699,230
Japan Equity Fund, Inc. (The)	16,501	106,101
JF China Region Fund, Inc.	1,494	20,542
John Hancock Hedged Equity & Income Fund	32,702	555,607
John Hancock Tax-Advantaged Dividend Income Fund	30,417	578,531
Korea Equity Fund, Inc. (b)	11,617	92,239
Liberty All-Star Growth Fund, Inc.	1,316	6,146
LMP Real Estate Income Fund, Inc.	6,811	80,097
Madison Strategic Sector Premium Fund	106	1,255
Managed Duration Investment Grade Municipal Fund	17,168	213,913
Managed High Yield Plus Fund, Inc.	3,152	6,272
Mexico Equity and Income Fund, Inc. (The)	8,700	137,808
MFS California Insured Municipal Trust	5,938	59,380
MFS Charter Income Trust	120,227	1,079,638
MFS High Income Municipal Trust	13,114	59,406
MFS High Yield Municipal Trust	39,278	163,789
MFS InterMarket Income Trust I	5,659	46,177
MFS Intermediate High Income Fund	36,637	101,851
MFS Multimarket Income Trust	161,575	1,066,395
MFS Municipal Income Trust	3,500	22,155

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 5.0% (Continued)	Shares	Value
Montgomery Street Income Securities, Inc.	11,580	$185,627
Morgan Stanley Asia-Pacific Fund, Inc.	7,754	124,297
Morgan Stanley China A Share Fund, Inc. (b)	15,487	306,643
Morgan Stanley Eastern Europe Fund, Inc.	5,480	91,845
Morgan Stanley Emerging Markets Debt Fund, Inc.	64,780	649,096
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	113,960	1,598,859
Morgan Stanley Emerging Markets Fund, Inc.	2,947	43,085
Morgan Stanley Income Securities, Inc.	11,408	190,970
Neuberger Berman Real Estate Securities Income Fund, Inc.	181,497	862,111
New Germany Fund, Inc. (The)	4,540	84,716
Nuveen AMT-Free Municipal Income Fund	44,216	537,666
Nuveen Arizona Premium Income Municipal Fund, Inc.	13,160	162,131
Nuveen Build America Bond Opportunity Fund	750	14,542
Nuveen California AMT-Free Municipal Income Fund	56,861	694,841
Nuveen California Dividend Advantage Municipal Fund	2,800	35,252
Nuveen California Dividend Advantage Municipal Fund 3	100	1,156
Nuveen California Investment Quality Municipal Fund, Inc.	1,936	24,955
Nuveen California Municipal Value Fund 2	100	1,447
Nuveen California Premium Income Municipal Fund	8,505	110,820
Nuveen Connecticut Premium Income Municipal Fund	19,584	240,296
Nuveen Diversified Dividend and Income Fund	33,175	392,460
Nuveen Dividend Advantage Municipal Fund	48,360	622,393
Nuveen Dividend Advantage Municipal Fund 2	63,529	821,430
Nuveen Dividend Advantage Municipal Fund 3	99,792	1,237,421
Nuveen Dividend Advantage Municipal Income Fund	74,598	932,475
Nuveen Global Government Enhanced Income Fund	20,335	249,917
Nuveen Global Value Opportunities Fund	1,819	23,647
Nuveen Investment Quality Municipal Fund, Inc.	400	5,360
Nuveen Maryland Premium Income Municipal Fund	22,658	287,303
Nuveen Michigan Quality Income Municipal Fund, Inc.	42,090	531,597
Nuveen Multi-Currency Short-Term Government Income Fund	135,754	1,494,652
Nuveen Municipal Advantage Fund	115,408	1,440,292
Nuveen Municipal Market Opportunity Fund	95,776	1,158,890
Nuveen Municipal Opportunity Fund, Inc.	43,649	565,255
Nuveen New Jersey Dividend Advantage Municipal Fund	9,979	126,035
Nuveen New Jersey Dividend Advantage Municipal Fund 2	11,049	138,333
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	1,564	20,113
Nuveen New York AMT-Free Municipal Income Fund	85,759	1,059,124
Nuveen New York Dividend Advantage Municipal Fund	8,645	112,299
Nuveen New York Dividend Advantage Municipal Fund 2	11,397	144,400
Nuveen New York Municipal Value Fund 2	3,817	51,911
Nuveen North Carolina Premium Income Municipal Fund	6,654	82,110
Nuveen Pennsylvania Dividend Advantage Municipal Fund	7,521	92,583
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	3,332	40,317
Nuveen Pennsylvania Investment Quality Municipal Fund	17,128	220,266
Nuveen Pennsylvania Municipal Value Fund	2,858	39,583
Nuveen Pennsylvania Premium Income Municipal Fund 2	20,747	256,433
Nuveen Performance Plus Municipal Fund	300	3,996
Nuveen Premier Municipal Income Fund, Inc.	8,525	106,648
Nuveen Premium Income Municipal Fund	82,921	1,032,366
Nuveen Premium Income Municipal Fund 2	126,900	1,597,673
Nuveen Quality Income Municipal Fund	117,774	1,469,820

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 5.0% (Continued)	Shares	Value
Nuveen Quality Municipal Fund, Inc.	75,335	$912,307
Nuveen Quality Preferred Income Fund	164,619	1,313,660
Nuveen Quality Preferred Income Fund 2	53,798	455,669
Nuveen Quality Preferred Income Fund 3	3,773	31,014
Nuveen Select Quality Municipal Fund	114,565	1,442,373
Nuveen Virginia Premium Income Municipal Fund	20,207	255,214
Petroleum & Resources Corporation	24,643	657,968
Putnam High Income Securities Fund	17,692	139,413
Putnam Managed Municipal Income Trust	80,982	544,199
Putnam Master Intermediate Income Trust	15,273	74,838
Putnam Municipal Opportunities Trust	88,200	959,616
Putnam Premier Income Trust	52,402	275,110
RENN Global Entrepreneurs Fund, Inc. (b)	8,071	11,784
RMR Real Estate Income Fund	38,987	772,334
Royce Focus Trust, Inc.	14,398	103,810
Royce Micro-Cap Trust, Inc.	23,281	267,499
Royce Value Trust, Inc.	33,106	524,399
Singapore Fund, Inc. (The)	410	5,457
Strategic Global Income Fund, Inc.	17,196	159,407
Taiwan Fund, Inc. (The) (b)	4,840	83,296
Templeton Dragon Fund, Inc.	27,743	721,041
Templeton Russia & East European Fund, Inc.	15,737	217,171
Transamerica Income Shares, Inc.	509	10,445
Tri-Continental Corporation	15,274	285,929
Turkish Investment Fund, Inc. (The)	21,798	326,534
VelocityShares Daily Inverse VIX Short-Term ETN (b)	220,000	5,946,600
Virtus Total Return Fund	43,234	173,368
Wells Fargo Advantage Global Dividend Opportunity Fund	72,129	544,574
Wells Fargo Advantage Multi-Sector Income Fund	55,146	805,683
Western Asset Emerging Markets Income Fund, Inc.	50,397	644,578
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,383	168,519
Western Asset Global High Income Fund, Inc.	27,920	334,761
Western Asset High Income Opportunity Fund, Inc.	20,868	122,078
Western Asset Income Fund	11,518	146,739
Western Asset Inflation Management Fund, Inc.	2,091	34,167
Western Asset Managed High Income Fund, Inc.	3,828	21,513
Western Asset Municipal Partners Fund, Inc.	14,201	195,264
Western Asset Worldwide Income Fund, Inc.	9,807	124,353
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	97,224	1,147,243
Western Asset/Claymore Inflation-Linked Securities & Income Fund	22,639	270,310
Total Other Investments (Cost $87,349,499)		$87,397,071

RIGHTS - 0.0%(d)	Shares	Value
Accelerate Diagnostics, Inc. (c) (Cost $0)	60	$20

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 0.0% (d)	Contracts	Value
Put Option Contracts - 0.0% (d)
SPDR S&P 500 ETF Trust, 08/17/2013 at $170 (Cost $65,636)	300	$64,500

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0% (d)
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,900

MONEY MARKET FUNDS - 2.6%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (e) (Cost $45,047,607)	45,047,607	$45,047,607

Total Investments at Value - 101.9% (Cost $1,554,144,591)		$1,773,985,644

Liabilities in Excess of Other Assets - (1.9%)		(33,483,480	)(f)

Net Assets - 100.0%		$1,740,502,164

ADR	- American Depositary Receipt.
CV	- Convertible Security.

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Non-income producing security.
(c)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $149,869 at July 31, 2013, representing 0.0%(d) of net assets (Note1).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of July 31, 2013.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
July 31, 2013 (Unaudited)

COMMON STOCKS - 66.4%	Shares	Value
Consumer Discretionary - 9.2%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	53,363	$1,037,910
Ballard Power Systems, Inc.	20,000	39,000
China Automotive Systems, Inc.	56,673	426,748
China XD Plastics Company Ltd.	90,980	382,116
Federal-Mogul Corporation	1	16
Goodyear Tire & Rubber Company (The)	27,100	501,350
Quantum Fuel Systems Technologies Worldwide, Inc.	166,708	338,417
SORL Auto Parts, Inc.	21,719	57,121
Standard Motor Products, Inc.	14,789	508,594
Tenneco Automotive, Inc.	13,997	676,475
		3,967,747
Automobiles - 0.4%
Kandi Technologies Group, Inc.	702,707	3,555,697
Tesla Motors, Inc.	25,961	3,486,043
		7,041,740
Distributors - 0.2%
China Metro-Rural Holdings Ltd.	100	115
Pool Corporation	57,810	3,051,212
		3,051,327
Diversified Consumer Services - 1.4%
American Public Education, Inc.	25,084	991,069
Apollo Group, Inc. - Class A	51,143	931,825
Ascent Capital Group, Inc.	45	3,497
Bright Horizons Family Solutions, Inc.	56	1,983
Collectors Universe, Inc.	1,143	18,391
Corinthian Colleges, Inc.	771,421	1,727,983
CPI Corporation	4,039	32
DeVry, Inc.	2,661	80,043
Education Management Corporation	101,971	718,896
Grand Canyon Education, Inc.	10,173	344,051
ITT Educational Services, Inc.	218,593	5,733,694
K12, Inc.	15,616	485,658
LifeLock, Inc.	6,903	78,487
Matthews International Corporation - Class A	7,791	301,356
Outerwall, Inc.	127,794	7,060,618
Regis Corporation	98,687	1,714,193
Service Corporation International	56,776	1,077,041
StoneMor Partners, L.P.	112,380	3,006,165
Strayer Education, Inc.	9,154	405,156
		24,680,138
Hotels, Restaurants & Leisure - 0.7%
Asia Entertainment & Resources Ltd.	145,365	598,904
Biglari Holdings, Inc.	1,583	659,414
BJ's Restaurants, Inc.	700	24,948
Boyd Gaming Corporation	48,961	651,671
Brinker International, Inc.	49,367	1,982,085
Choice Hotels International, Inc.	144	5,986
Interval Leisure Group, Inc.	3,238	69,649
Kona Grill, Inc.	324	4,157

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Discretionary - 9.2% (Continued)
Hotels, Restaurants & Leisure - 0.7% (Continued)
Life Time Fitness, Inc.	63,918	$3,406,190
Marriott Vacations Worldwide Corporation	45,093	1,984,092
MTR Gaming Group, Inc.	287	1,030
Noodles & Company	21,986	953,533
Pinnacle Entertainment, Inc.	11,599	246,479
PokerTek, Inc.	1,884	2,261
Red Lion Hotels Corporation	16,001	106,407
Red Robin Gourmet Burgers, Inc.	686	39,020
Ruby Tuesday, Inc.	5,567	40,750
Ryman Hospitality Properties, Inc.	23,591	878,765
Star Buffet, Inc.	325	689
Texas Roadhouse, Inc.	7	171
Universal Travel Group	237,996	30,940
		11,687,141
Household Durables - 1.6%
American Greetings Corporation - Class A	191	3,637
Bassett Furniture Industries, Inc.	473	7,535
Beazer Homes USA, Inc.	92,145	1,583,973
Blyth, Inc.	245,379	3,437,760
Comstock Homebuilding Companies, Inc. - Class A	22,454	59,054
Deer Consumer Products, Inc.	51,567	4,125
Desarrolladora Homex S.A.B de C.V. - ADR	97,483	168,646
Ethan Allen Interiors, Inc.	50,851	1,544,345
Furniture Brands International, Inc.	222	522
Gafisa, S.A. - ADR	36,445	87,833
Garmin Ltd.	3,393	135,991
Hovnanian Enterprises, Inc. - Class A	220,292	1,178,562
iRobot Corporation	89	3,111
KB Home	295,399	5,243,332
Location Based Technologies, Inc.	103,181	14,342
M/I Homes, Inc.	28,363	602,997
Mad Catz Interactive, Inc.	489,312	287,324
MDC Holdings, Inc.	39,709	1,256,393
Ryland Group, Inc. (The)	21,936	887,092
Skullcandy, Inc.	133,947	739,387
SodaStream International Ltd.	39,740	2,586,279
Standard Pacific Corporation	305,092	2,495,653
Tempur Sealy International, Inc.	122,917	4,873,659
		27,201,552
Internet & Catalog Retail - 0.5%
Blue Nile, Inc.	39,949	1,551,220
E-Commerce China Dangdang, Inc. - ADR	84,202	794,025
LightInTheBox Holding Company Ltd. - ADR	50,900	813,891
NutriSystem, Inc.	17,030	213,045
Overstock.com, Inc.	16,342	555,791
PetMed Express, Inc.	174,175	2,917,431
Shutterfly, Inc.	18,552	994,202
Vipshop Holdings Ltd. - ADR	2,254	94,939
Vitacost.com, Inc.	3,283	29,284
		7,963,828

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Discretionary - 9.2% (Continued)
Leisure Equipment & Products - 0.2%
Black Diamond, Inc.	206,108	$2,131,157
Callaway Golf Company	72,015	517,068
Eastman Kodak Company	1,130,626	132,170
JAKKS Pacific, Inc.	94,153	565,859
		3,346,254
Media - 0.7%
Arbitron, Inc.	7,015	322,409
Atrinsic, Inc.	87,591	210
Central European Media Enterprises Ltd.	11,300	37,968
China Yida Holding Company	1,079	4,985
Clear Channel Outdoor Holdings, Inc.	15,496	114,980
Cumulus Media, Inc. - Class A	47,086	201,528
Dex Media, Inc.	45,909	684,044
Dial Global, Inc.	2,195	628
Digital Domain Media Group, Inc.	75,247	1,302
Digital Generation, Inc.	200	1,550
DreamWorks Animation SKG, Inc. - Class A	49,371	1,222,426
Emmis Communications Corporation - Class A	25,811	70,206
Entercom Communications Corporation - Class A	8,097	79,432
IMAX Corporation	100	2,518
Lee Enterprises, Inc.	191,520	580,306
Madison Square Garden Company (The) - Class A	52	3,066
Manchester United plc - Class A	10,785	178,815
Martha Stewart Living Omnimedia, Inc. - Class A	1,501	3,767
McClatchy Company (The) - Class A	553,105	1,720,157
Media General, Inc. - Class A	49,302	541,829
Meredith Corporation	20,348	966,937
Morningstar, Inc.	20	1,524
New York Times Company (The)	235,404	2,867,221
Pandora Media, Inc.	36,532	669,997
ReachLocal, Inc.	5,414	69,895
Sinclair Broadcast Group, Inc.	8,031	226,554
SPAR Group, Inc.	705	1,544
Tiger Media, Inc.	1,132	1,087
Valassis Communications, Inc.	69,257	1,982,828
World Wrestling Entertainment, Inc. - Class A	43,012	457,648
		13,017,361
Multiline Retail - 0.3%
Big Lots, Inc.	4,447	160,670
Bon-Ton Stores, Inc. (The)	134,361	2,534,048
Fred's, Inc. - Class A	71,164	1,224,021
J. C. Penney Company, Inc.	12,350	180,310
Saks, Inc.	90,835	1,455,177
Sears Canada, Inc.	9,011	115,105
Sears Holdings Corporation	2,414	110,561
		5,779,892
Specialty Retail - 2.6%
Aéropostale, Inc.	279,666	4,231,347
ANN, Inc.	1,425	48,293
AutoChina International Ltd. (a)	156	2,184

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Discretionary - 9.2% (Continued)
Specialty Retail - 2.6% (Continued)
Barnes & Noble, Inc.	204,859	$3,656,733
bebe stores, inc.	43,389	259,466
Books-A-Million, Inc.	12,867	31,910
Buckle, Inc. (The)	45,988	2,574,408
Children's Place Retail Stores, Inc. (The)	197	10,646
Coldwater Creek, Inc.	103,775	273,966
Conn's, Inc.	65,049	4,203,466
CST Brands, Inc.	18,818	613,655
Francesca's Holdings Corporation	124,819	3,103,000
Group 1 Automotive, Inc.	1,047	76,211
Guess?, Inc.	4,743	159,744
hhgregg, Inc.	123,662	1,940,257
Hibbett Sports, Inc.	55,144	3,234,196
Jos. A. Bank Clothiers, Inc.	58,552	2,392,435
Lentuo International, Inc. - ADR	5,350	27,713
MarineMax, Inc.	565	6,571
Monro Muffler Brake, Inc.	60,434	2,599,266
Office Depot, Inc.	529,225	2,291,544
OfficeMax, Inc.	26,651	303,555
Orchard Supply Hardware Stores Corporation - Class A	15,859	6,661
Pacific Sunwear of California, Inc.	116,590	518,826
Pep Boys - Manny Moe & Jack (The)	53,821	670,071
RadioShack Corporation	1,488,188	4,062,753
Rent-A-Center, Inc.	19,745	789,603
Select Comfort Corporation	111,503	2,547,844
Sonic Automotive, Inc. - Class A	15,645	346,380
Stage Stores, Inc.	120,098	2,997,646
Systemax, Inc.	2,729	26,280
Tile Shop Holdings, Inc. (The)	276	7,847
Trinity Place Holdings, Inc.	160	696
Walking Company Holdings, Inc. (The)	4	39
Zumiez, Inc.	49,424	1,362,620
		45,377,832
Textiles, Apparel & Luxury Goods - 0.4%
American Apparel, Inc.	357,490	718,555
DGSE Companies, Inc.	3,657	8,228
G-III Apparel Group Ltd.	135	6,947
Iconix Brand Group, Inc.	26,127	858,011
Joe's Jeans, Inc.	100	129
Jones Group, Inc. (The)	42,054	690,527
Kingold Jewelry, Inc.	145,407	174,488
Quiksilver, Inc.	83,654	528,693
Vera Bradley, Inc.	181,010	4,387,683
		7,373,261
Consumer Staples - 2.7%
Beverages - 0.1%
Primo Water Corporation	80,575	148,258
Reed's, Inc.	118,181	685,450
		833,708

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Staples - 2.7% (Continued)
Food & Staples Retailing - 0.6%
Crumbs Bake Shop, Inc.	466	$471
Fresh Market, Inc. (The)	5,859	309,238
Nash Finch Company	7,192	168,652
Natural Grocers by Vitamin Cottage, Inc.	5,860	210,022
Pizza Inn Holdings, Inc.	4,954	35,520
PriceSmart, Inc.	6,059	551,551
Roundy's, Inc.	281,995	2,571,795
SUPERVALU, Inc.	774,832	6,206,404
Susser Holdings Corporation	19,130	989,404
Weis Markets, Inc.	133	6,679
		11,049,736
Food Products - 1.0%
AgFeed Industries, Inc.	179,465	25,125
Amira Nature Foods Ltd.	20,847	168,861
Annie's, Inc.	46,163	1,906,993
Boulder Brands, Inc.	91,319	1,178,928
Calavo Growers, Inc.	42,643	1,158,184
China Marine Food Group Ltd.	69,491	62,292
Chiquita Brands International, Inc.	572	6,910
Coffee Holding Company, Inc.	83,742	571,120
Diamond Foods, Inc.	271,169	5,529,136
Dole Food Company, Inc.	130,009	1,677,116
Fresh Del Monte Produce, Inc.	165	4,635
Green Mountain Coffee Roasters, Inc.	8,168	630,406
Hain Celestial Group, Inc. (The)	54,453	3,972,891
Lancaster Colony Corporation	2,800	232,484
Le Gaga Holdings Ltd. - ADR	3,510	12,917
Lifeway Foods, Inc.	400	7,072
Limoneira Company	1,460	32,762
SkyPeople Fruit Juice, Inc.	31,586	70,437
Stevia Corporation	4,596	966
Umami Sustainable Seafood, Inc. (a)	756	794
WhiteWave Foods Company	38,680	722,929
Yuhe International, Inc. (a)	109,183	5,459
		17,978,417
Personal Products - 0.6%
China Sky One Medical, Inc.	36,820	4,050
China-Biotics, Inc.	532,897	1,278,953
Herbalife Ltd.	11,021	721,876
LifeVantage Corporation	160,104	417,871
Medifast, Inc.	34,079	931,720
Nu Skin Enterprises, Inc.	2,133	178,404
Synutra International, Inc.	102,656	506,094
USANA Health Sciences, Inc.	87,426	7,223,136
		11,262,104
Tobacco - 0.4%
Alliance One International, Inc.	240,251	915,356
Star Scientific, Inc.	892,684	1,642,539
Universal Corporation	37,830	2,318,979

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Staples - 2.7% (Continued)
Tobacco - 0.4% (Continued)
Vector Group Ltd.	71,412	$1,189,010
		6,065,884
Energy - 6.0%
Energy Equipment & Services - 0.7%
C&J Energy Services, Inc.	84	1,625
Cal Dive International, Inc.	691,074	1,354,505
CARBO Ceramics, Inc.	28,788	2,529,314
Compressco Partners, L.P.	33	686
Exterran Holdings, Inc.	5,342	169,609
Geospace Technologies Corporation	24,204	1,801,020
Gulfmark Offshore, Inc. - Class A	32,833	1,617,025
Key Energy Services, Inc.	41,794	264,974
McDermott International, Inc.	283,617	2,453,287
Mitcham Industries, Inc.	380	6,433
Poseidon Concepts Corporation	5,042	19
Recon Technology Ltd.	900	1,665
RigNet, Inc.	24	655
RPC, Inc.	129,270	1,851,147
SEACOR Holdings, Inc.	104	9,106
SulphCo, Inc.	486,090	340
Transocean Ltd.	5,223	246,317
Vantage Drilling Company	58,905	108,385
		12,416,112
Oil, Gas & Consumable Fuels - 5.3%
Alliance Resource Partners, L.P.	708	54,176
Alpha Natural Resources, Inc.	43,920	238,925
Amyris, Inc.	103,627	284,974
Apco Oil and Gas International, Inc.	2,414	41,183
Approach Resources, Inc.	85,238	2,257,955
Arch Coal, Inc.	50,539	197,102
Atlas Pipeline Partners, L.P.	121	4,586
ATP Oil & Gas Corporation	376,995	19,604
Berry Petroleum Company - Class A	74,911	3,037,641
Bill Barrett Corporation	111,079	2,490,391
BioFuel Energy Corporation	115,682	447,689
Blue Dolphin Energy Company	38,483	230,898
BMB Munai, Inc. (a)	5,958	112
BPZ Resources, Inc.	1,046,304	2,521,593
CAMAC Energy, Inc.	237,884	190,307
Capital Product Partners, L.P.	46,065	439,921
Chesapeake Granite Wash Trust	63,822	1,044,128
China Integrated Energy, Inc.	407,676	167,106
Clayton Williams Energy, Inc.	4	228
Clean Energy Fuels Corporation	368,548	4,757,955
Contango Oil & Gas Company	3,671	141,921
Cubic Energy, Inc.	8,104	2,431
CVR Energy, Inc.	5,346	252,278
Dominion Resources Black Warrior Trust	1,352	6,057
ECA Marcellus Trust I	90,312	922,989
Emerald Oil, Inc.	41,904	301,709

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Energy - 6.0% (Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
Enbridge Energy Management, LLC	77,158	$2,431,249
Endeavour International Corporation	95,942	408,713
Equal Energy Ltd.	34,675	145,635
EXCO Resources, Inc.	274,771	2,382,265
Forest Oil Corporation	656,237	3,359,933
Frontline Ltd.	655,783	1,718,151
FX Energy, Inc.	74	271
GeoGlobal Resources, Inc.	321,275	8,193
Gevo, Inc.	3,837	7,060
Global Partners, L.P.	390	14,925
GMX Resources, Inc.	74,803	14,961
Golar LNG Ltd.	13,197	455,692
Green Plains Renewable Energy, Inc.	6,741	111,631
GreenHunter Resources, Inc.	36,697	54,312
Harvest Natural Resources, Inc.	114,639	472,313
Houston American Energy Corporation	39,340	12,628
Hyperdynamics Corporation	117,266	498,380
Inergy Midstream, L.P.	17,200	417,444
InterOil Corporation	30,674	2,628,762
Isramco, Inc.	1,462	160,908
Ivanhoe Energy, Inc.	4,600	4,122
James River Coal Company	2,409,753	4,771,311
Kinder Morgan Management, LLC	12,401	1,004,201
KiOR, Inc. - Class A	397,324	1,911,128
Knightsbridge Tankers Ltd.	16,120	123,479
L & L Energy, Inc.	30,664	95,978
Lightstream Resources Ltd.	767	6,243
Linn Energy, LLC	12,003	324,681
LinnCo, LLC	93,845	2,772,181
Lucas Energy, Inc.	356,471	484,801
Mexco Energy Corporation	215	1,178
Miller Energy Resources, Inc.	364,912	1,820,911
New Concept Energy, Inc.	12,245	13,592
NGL Energy Partners, L.P.	27,000	774,900
Niska Gas Storage Partners, LLC	14,140	199,374
Nordic American Tankers Ltd.	13,466	127,658
Northern Oil & Gas, Inc.	111,956	1,478,939
Nuverra Environmental Solutions, Inc.	1,228,493	3,624,054
Overseas Shipholding Group, Inc.	684,703	2,773,047
Oxford Resource Partners, L.P.	174,373	432,445
Pacific Ethanol, Inc.	132,442	562,878
Patriot Coal Corporation	447,191	83,222
PBF Energy, Inc.	6,160	141,002
PDC Energy, Inc.	16,185	892,603
Pengrowth Energy Corporation	602	3,480
PetroQuest Energy, Inc.	88	396
Pyramid Oil Company	35,326	157,907
REX American Resources Corporation	181	6,587
Rhino Resource Partners, L.P.	1,930	24,607
Royale Energy, Inc.	204,678	552,631

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Energy - 6.0% (Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
San Juan Basin Royalty Trust	231,869	$3,800,333
Sanchez Energy Corporation	69,791	1,650,557
SandRidge Energy, Inc.	605,217	3,280,276
SandRidge Mississippian Trust I	60,268	873,886
Sino Clean Energy, Inc.	214,504	40,756
Solazyme, Inc.	739,295	8,331,855
Southcross Energy Partners, L.P.	822	18,725
StealthGas, Inc.	611	6,165
Susser Petroleum Partners, L.P.	4,324	127,817
TC PipeLines, L.P.	7,922	407,349
Teekay Offshore Partners, L.P.	59	1,848
Teekay Tankers Ltd. - Class A	723,787	2,041,079
Tri-Valley Corporation	568,872	3,413
Ultra Petroleum Corporation	47,989	1,038,962
Uranerz Energy Corporation	406,772	606,090
Uranium Energy Corporation	688,387	1,590,174
Uranium Resources, Inc.	202,799	762,524
Ur-Energy, Inc.	134,932	157,870
USEC, Inc.	58,125	1,139,828
Verenium Corporation	100,530	219,155
Western Refining, Inc.	58,851	1,773,181
Whiting USA Trust I	576,027	3,104,786
Whiting USA Trust II	500	6,750
ZaZa Energy Corporation	100	124
Zion Oil & Gas, Inc.	254,037	569,043
		92,079,367
Financials - 9.1%
Capital Markets - 1.5%
Calamos Asset Management, Inc.	4,450	47,393
Cohen & Steers, Inc.	15,549	534,419
CorEnergy Infrastructure Trust, Inc.	575	4,370
Federated Investors, Inc. - Class B	78,889	2,290,148
Fidus Investment Corporation	136,076	2,645,317
Fifth Street Finance Corporation	89,602	971,286
Financial Engines, Inc.	106,411	5,080,061
FXCM, Inc.	59,187	976,585
Garrison Capital, Inc.	7,055	105,120
Gladstone Investment Corporation	248,703	1,785,688
Hercules Technology Growth Capital, Inc.	87,724	1,222,873
Horizon Technology Finance Corporation	21,806	305,066
ICG Group, Inc.	3,664	44,444
INTL FCStone, Inc.	52,402	969,961
Investment Technology Group, Inc.	269	3,822
Investors Capital Holdings Ltd.	131	625
KCAP Financial, Inc.	166,232	1,740,449
KCG Holdings, Inc. - Class A	13,432	123,843
Medley Capital Corporation	60,587	884,570
NGP Capital Resources Company	83,719	550,871
Noah Holdings Ltd. - ADR	17,861	204,687
Oppenheimer Holdings, Inc.	435	8,335

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Capital Markets - 1.5% (Continued)
PennantPark Floating Rate Capital Ltd.	627	$8,816
Penson Worldwide, Inc. (a)	261,155	653
Piper Jaffray Companies, Inc.	44,228	1,483,849
Prospect Capital Corporation	145,799	1,596,499
Rand Capital Corporation	751	2,245
Safeguard Scientifics, Inc.	77,302	1,155,665
SEI Investments Company	2	63
Sprott, Inc.	5,071	12,760
Stifel Financial Corporation	2,195	82,642
TICC Capital Corporation	54,205	544,218
Triangle Capital Corporation	32,332	938,921
		26,326,264
Commercial Banks - 3.7%
American National Bankshares, Inc.	1,289	30,730
Ameris Bancorp	51,109	983,848
Arrow Financial Corporation	13,956	367,601
Auburn National Bancorporation, Inc.	221	4,968
BancFirst Corporation	174	9,097
Bank of Hawaii Corporation	14,255	793,148
Bank of the Ozarks, Inc.	68,600	3,277,708
Banner Corporation	10,847	402,207
BNC Bancorp	5,550	73,649
Britton & Koontz Capital Corporation	9	119
C&F Financial Corporation	9	486
Capital City Bank Group, Inc.	32,700	409,404
Capitol Bancorp Ltd.	40,199	402
Cascade Bancorp	27,027	160,270
CenterState Banks, Inc.	44	434
Citizens Holding Company	737	13,082
City Bank	13,826	1,521
City Holding Company	66,551	2,945,547
CoBiz Financial, Inc.	281	2,821
Columbia Banking System, Inc.	72,175	1,802,931
Commerce Bancshares, Inc.	13,740	626,956
Community Bank System, Inc.	86,735	2,909,092
Community Trust Bancorp, Inc.	1,055	42,042
CommunityOne Bancorp	17,623	149,795
Dearborn Bancorp, Inc.	920	25
Farmers Capital Bank Corporation	1,407	34,359
Fauquier Bankshares, Inc.	228	2,877
First Bancorp (North Carolina)	2,740	43,374
First BanCorporation (Puerto Rico)	107,664	810,710
First Busey Corporation	292,261	1,458,382
First Commonwealth Financial Corporation	134,285	1,008,480
First Financial Bancorporation	58,984	950,232
First Financial Bankshares, Inc.	71,246	4,392,316
First Financial Holdings, Inc.	23,104	1,280,886
First Merchants Corporation	22,877	428,257
First Niagara Financial Group, Inc.	814	8,702
First of Long Island Corporation (The)	111	3,994

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Commercial Banks - 3.7% (Continued)
FNB Corporation	98,752	$1,248,225
Frontier Financial Corporation	10,459	2,196
Glacier Bancorp, Inc.	71,541	1,741,308
Glen Burnie Bancorp	56	697
Hampton Roads Bankshares, Inc.	185,937	316,093
Hancock Holding Company	10,256	335,987
Heartland Financial USA, Inc.	17	476
Heritage Financial Corporation	41	651
Independent Bank Corporation (Massachusetts)	79,541	2,962,107
Independent Bank Corporation (Michigan)	59,679	465,496
Intervest Bancshares Corporation - Class A	19,837	146,794
Jeffersonville Bancorp (a)	10	109
Lakeland Bancorp, Inc.	76,404	858,781
Macatawa Bank Corporation	37,902	196,711
Mercantile Bancorp, Inc.	867	69
Mercantile Bank Corporation	1,399	27,938
National Bankshares, Inc.	2,850	109,013
National Penn Bancshares, Inc.	82,870	894,167
Oak Valley Bancorp	147	1,152
OFG Bancorp	135,296	2,498,917
Old Second Bancorp, Inc.	71,348	433,796
OmniAmerican Bancorp, Inc.	100	2,364
PAB Bankshares, Inc.	4,809	13
PacWest Bancorp	2,923	103,533
Park National Corporation	44,145	3,483,040
Park Sterling Corporation	17,888	119,850
Patriot National Bancorp	638	912
Pinnacle Financial Partners, Inc.	125,299	3,568,516
Princeton National Bancorp, Inc. (a)	600	7
Renasant Corporation	80,070	2,193,918
Republic Bancorp, Inc. - Class A	50,265	1,315,435
S.Y. Bancorp, Inc.	1,819	50,259
Seacoast Banking Corporation of Florida	832	1,964
Simmons First National Corporation - Class A	19,145	523,616
Southside Bancshares, Inc.	131,379	3,283,161
Southwest Bancorp, Inc.	8,046	120,368
State Bank Financial Corporation	20,381	325,281
Sterling Financial Corporation	2,626	69,668
Taylor Capital Group, Inc.	14,655	328,712
Texas Capital Bancshares, Inc.	25,342	1,152,808
TowneBank	76,125	1,215,716
Tristate Capital Holdings, Inc.	880	11,774
Trustmark Corporation	41,665	1,123,705
United Bankshares, Inc.	129,824	3,676,616
United Security Bancshares	1,823	7,784
Valley National Bancorp	223,621	2,314,477
Westamerica Bancorporation	48,522	2,328,571
Westbury Bancorp, Inc.	696	9,466
Wintrust Financial Corporation	9,602	392,818
		65,395,487

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Consumer Finance - 0.5%
Atlanticus Holdings Corporation	109,936	$417,757
DFC Global Corporation	65,978	1,021,999
Encore Capital Group, Inc.	93,297	3,625,522
Green Dot Corporation - Class A	160,611	3,739,024
		8,804,302
Diversified Financial Services - 0.0% (b)
Capital Southwest Corporation	36	5,219
Consumer Portfolio Services, Inc.	228	1,482
DJSP Enterprises, Inc. (a)	15,586	1,715
KKR Financial Holdings, LLC	1,923	20,326
Life Partners Holdings, Inc.	163,156	427,469
NewStar Financial, Inc.	1,600	24,640
PICO Holdings, Inc.	2,625	57,461
Primus Guaranty Ltd.	1,849	18,675
Texas Pacific Land Trust	100	8,402
		565,389
Insurance - 1.0%
American Equity Investment Life Holding Company	234,184	4,262,149
American Financial Group, Inc.	2,785	143,957
Arthur J. Gallagher & Company	6,287	279,017
CNA Financial Corporation	10,600	376,406
eHealth, Inc.	28,860	887,156
Greenlight Capital Re Ltd. - Class A	24,276	641,857
HCI Group, Inc.	17,408	635,392
Kingsway Financial Services, Inc.	608	2,323
Meadowbrook Insurance Group, Inc.	219,617	1,666,893
Montpelier Re Holdings Ltd.	42,727	1,154,056
Phoenix Companies, Inc. (The)	19,392	827,457
Platinum Underwriters Holdings Ltd.	18	1,046
Primerica, Inc.	424	17,401
ProAssurance Corporation	26,589	1,423,309
StanCorp Financial Group, Inc.	12,105	642,654
Stewart Information Services Corporation	69,515	2,150,099
Tower Group International Ltd.	81,473	1,781,814
Universal Insurance Holdings, Inc.	65	511
		16,893,497
Real Estate Investment Trusts (REIT) - 1.5%
American Residential Properties, Inc.	9,926	174,102
AmREIT, Inc.	2,928	53,553
Ashford Hospitality Trust, Inc.	8,252	96,301
Associated Estates Realty Corporation	65,468	1,000,351
Chambers Street Properties	59,102	478,135
CommonWealth REIT	27,779	640,862
CubeSmart	17,150	277,830
CYS Investments, Inc.	4,494	37,300
DCT Industrial Trust, Inc.	74,165	556,979
DuPont Fabros Technology, Inc.	109,771	2,514,854
EPR Properties	17,056	859,281
Extra Space Storage, Inc.	1	42
First Industrial Realty Trust, Inc.	100	1,636

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Real Estate Investment Trusts (REIT) - 1.5% (Continued)
First Potomac Realty Trust	56	$760
Getty Realty Corporation	91,398	1,881,885
Gladstone Commercial Corporation	9,049	168,402
Government Properties Income Trust	1,549	39,143
Invesco Mortgage Capital, Inc.	2,611	42,899
Investors Real Estate Trust	43	371
iStar Financial, Inc.	273,244	3,104,052
JAVELIN Mortgage Investment Corporation	18,755	251,129
Liberty Property Trust	5,466	208,856
Mid-America Apartment Communities, Inc.	8,116	548,236
Monmouth Real Estate Investment Corporation - Class A	60,754	594,174
New Residential Investment Corporation	4,948	32,805
New York Mortgage Trust, Inc.	199,941	1,287,620
NorthStar Realty Finance Corporation	88,116	863,537
Pennsylvania Real Estate Investment Trust	2,443	50,570
RAIT Financial Trust	22,592	170,795
Redwood Trust, Inc.	92,547	1,567,746
Rouse Properties, Inc.	135,491	2,757,242
Sabra Health Care REIT, Inc.	465	12,202
Silver Bay Realty Trust Corporation	31,664	509,474
STAG Industrial, Inc.	381	7,898
Sun Communities, Inc.	10,149	491,415
Terreno Realty Corporation	6	110
Walter Investment Management Corporation	65,419	2,603,022
Western Asset Mortgage Capital Corporation	33,459	561,777
Winthrop Realty Trust	100,199	1,279,541
		25,726,887
Real Estate Management & Development - 0.2%
Brookfield Office Properties, Inc.	8,722	147,664
Brookfield Property Partners, L.P.	16,047	333,938
China HGS Real Estate, Inc.	901	8,370
China Housing & Land Development, Inc.	173,621	354,187
Forest City Enterprises, Inc.	15,279	267,688
Gazit-Globe Ltd.	1,949	26,526
Kennedy-Wilson Holdings, Inc.	8,273	141,468
Mays (J.W.), Inc.	144	3,719
Novation Companies, Inc.	628	264
St. Joe Company (The)	64,377	1,460,070
Xinyuan Real Estate Company Ltd. - ADR	14,085	70,425
		2,814,319
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors, L.P.	21,032	145,752
Anchor BanCorp Wisconsin, Inc.	35,400	14,833
Astoria Financial Corporation	26,963	328,949
BBX Capital Corporation - Class A	49,342	700,163
Berkshire Hills Bancorporation, Inc.	176	4,594
BofI Holding, Inc.	20,741	1,125,199
Capitol Federal Financial, Inc.	2,784	35,106
Federal Agricultural Mortgage Corporation - Class C	628	19,524
First Federal Bancshares of Arkansas, Inc.	6,056	59,652

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Thrifts & Mortgage Finance - 0.7% (Continued)
First Financial Northwest, Inc.	2,115	$22,546
Five Oaks Investment Corporation	2,482	31,943
Freddie Mac	274,174	392,069
Hudson City Bancorp, Inc.	9,788	93,622
Impac Mortgage Holdings, Inc.	51,664	516,640
Malvern Bancorp, Inc.	499	5,983
Meta Financial Group, Inc.	728	21,418
NASB Financial, Inc.	3,726	108,576
Northwest Bancshares, Inc.	101,230	1,398,998
PMI Group, Inc. (The)	7	–
Provident Financial Holdings, Inc.	13,304	232,820
Provident New York Bancorp	52,860	573,531
Radian Group, Inc.	322,535	4,531,617
Security National Financial Corporation - Class A	110,610	668,084
Territorial Bancorp, Inc.	55	1,251
Triad Guaranty, Inc.	9,250	2,035
TrustCo Bank Corporation	117,172	696,002
Westfield Financial, Inc.	395	2,749
		11,733,656
Health Care - 12.2%
Biotechnology - 6.9%
Aastrom Biosciences, Inc.	435,907	174,406
ACADIA Pharmaceuticals, Inc.	90,780	1,788,366
Achillion Pharmaceuticals, Inc.	273,597	1,953,483
Advaxis, Inc.	777	2,720
Aegerion Pharmaceuticals, Inc.	78,006	7,144,570
AEterna Zentaris, Inc.	92,701	130,708
Affymax, Inc.	3,787	6,552
Alnylam Pharmaceuticals, Inc.	12,664	584,697
Amarin Corporation plc - ADR	415,418	2,268,182
Anthera Pharmaceuticals, Inc.	92,690	398,568
ARCA Biopharma, Inc.	14,338	20,073
Arena Pharmaceuticals, Inc.	868,040	6,032,878
Ariad Pharmaceuticals, Inc.	166,025	3,084,745
Arrowhead Research Corporation	50,639	190,909
Astex Pharmaceuticals, Inc.	354,792	1,855,562
BioTime, Inc.	353,519	1,389,330
Cardium Therapeutics, Inc.	5,322	5,907
Cell Therapeutics, Inc.	24,880	28,114
Celldex Therapeutics, Inc.	291,264	5,965,087
CEL-SCI Corporation	841,126	153,926
Celsion Corporation	2,151,370	2,603,158
Cepheid	22,815	795,559
China Biologic Products, Inc.	276	7,198
Cleveland BioLabs, Inc.	278,801	465,598
Clovis Oncology, Inc.	4,557	354,899
Coronado Biosciences, Inc.	153,693	1,203,416
Curis, Inc.	228	946
Cytokinetics, Inc.	140,313	1,745,494
Cytori Therapeutics, Inc.	277,711	783,145

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Biotechnology - 6.9% (Continued)
CytRx Corporation	212,173	$511,337
DARA BioSciences, Inc.	571,455	365,731
Dendreon Corporation	1,346,244	6,179,260
Discovery Laboratories, Inc.	601	968
Dynavax Technologies Corporation	303,115	403,143
EpiCept Corporation	103,927	7,483
Exelixis, Inc.	831,919	4,217,829
Fibrocell Science, Inc.	7,411	36,907
Galectin Therapeutics, Inc.	12,343	73,441
Galena Biopharma, Inc.	2,157,877	4,207,860
Genomic Health, Inc.	8,260	294,386
GTx, Inc.	426,306	2,042,006
Horizon Pharma, Inc.	77,092	194,272
Hyperion Therapeutics, Inc.	3,792	94,990
iBio, Inc.	184,883	91,517
Idenix Pharmaceuticals, Inc.	166,652	654,942
ImmunoCellular Therapeutics Ltd.	323	995
Immunomedics, Inc.	67,029	381,395
Incyte Corporation	7,224	169,114
Infinity Pharmaceuticals, Inc.	74,458	1,577,020
Inovio Pharmaceuticals, Inc.	1,105,502	1,934,628
Insmed, Inc.	124,806	1,386,595
InterMune, Inc.	252,180	3,911,312
Introgen Therapeutics, Inc.	45,612	50
Ironwood Pharmaceuticals, Inc.	158,734	1,942,904
IsoRay, Inc.	279,361	180,188
Lexicon Pharmaceuticals, Inc.	19	47
Ligand Pharmaceuticals, Inc. - Class B	2,443	115,749
MannKind Corporation	887,911	6,854,673
Marina Biotech, Inc.	246,062	61,516
Mast Therapeutics, Inc.	1,086,957	480,435
Medgenics, Inc.	78,680	365,075
MediciNova, Inc.	121,335	325,178
MEI Pharma, Inc.	69,098	524,454
Metabolix, Inc.	319,501	523,982
MiMedx Group, Inc.	76,986	481,932
Myrexis, Inc.	891	60
Myriad Genetics, Inc.	62,830	1,864,166
NeoStem, Inc.	122,187	861,415
Neuralstem, Inc.	304,539	484,217
NeurogesX, Inc.	134,170	805
NewLink Genetics Corporation	59,353	1,065,980
Nymox Pharmaceutical Corporation	97,282	667,355
Omeros Corporation	206,590	1,109,388
OncoGenex Pharmaceuticals, Inc.	70	684
Oncolytics Biotech, Inc.	353,785	1,025,976
Opexa Therapeutics, Inc.	104,570	153,718
OPKO Health, Inc.	713,242	5,313,653
Orexigen Therapeutics, Inc.	67,779	515,120
Organovo Holdings, Inc.	115,231	584,221

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Biotechnology - 6.9% (Continued)
Osiris Therapeutics, Inc.	134,541	$1,540,494
OXiGENE, Inc.	22,997	64,622
Oxygen Biotherapeutics, Inc.	863	1,372
Peregrine Pharmaceuticals, Inc.	780,799	1,108,735
PharmAthene, Inc.	392,706	695,090
Pluristem Therapeutics, Inc.	180,881	539,025
Progenics Pharmaceuticals, Inc.	88,206	528,354
PROLOR Biotech, Inc.	934	6,463
Protalix BioTherapeutics, Inc.	15,575	83,326
Raptor Pharmaceutical Corporation	17,955	179,011
Repligen Corporation	50,310	511,653
Rexahn Pharmaceuticals, Inc.	456,891	236,715
Rosetta Genomics Ltd.	147,033	507,264
RXi Pharmaceuticals Corporation	236	984
Sangamo BioSciences, Inc.	273,318	2,664,851
Sarepta Therapeutics, Inc.	70,640	2,615,093
Savient Pharmaceuticals, Inc.	1,199,332	740,947
SIGA Technologies, Inc.	1,675	5,343
Sinovac Biotech Ltd.	95	375
Spectrum Pharmaceuticals, Inc.	234,142	1,976,158
StemCells, Inc.	346,324	567,971
Stemline Therapeutics, Inc.	3,344	94,100
Sunesis Pharmaceuticals, Inc.	344,558	1,750,355
Synageva BioPharma Corporation	12,589	605,531
Synta Pharmaceuticals Corporation	759,084	5,093,454
Synthetic Biologics, Inc.	49,908	74,862
Tekmira Pharmaceuticals Corporation	2,838	15,467
Tengion, Inc.	812	650
TESARO, Inc.	4,862	165,891
Titan Pharmaceuticals, Inc.	9,900	6,138
TrovaGene, Inc.	50,957	416,828
Vanda Pharmaceuticals, Inc.	237	2,763
Venaxis, Inc.	356,526	545,485
ZIOPHARM Oncology, Inc.	334,507	996,831
		119,720,469
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	22,780	959,038
Abiomed, Inc.	113,895	2,856,487
Accuray, Inc.	492,605	3,059,077
Analogic Corporation	1	71
Atossa Genetics, Inc.	28,071	133,337
Bacterin International Holdings, Inc.	294,288	200,116
BIOLASE, Inc.	281,289	1,026,705
BSD Medical Corporation	931,018	1,340,666
Cerus Corporation	561	3,142
CryoPort, Inc. (a)	4,338	1,301
Cyberonics, Inc.	7,843	407,758
D. Medical Industries Ltd. (a)	2,300	199
Dehaier Medical Systems Ltd.	2,070	4,140
Delcath Systems, Inc.	1,131,789	438,002

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Health Care Equipment & Supplies - 2.2% (Continued)
Echo Therapeutics, Inc.	41,223	$119,959
Endologix, Inc.	19,953	311,865
Exactech, Inc.	17	367
Fonar Corporation	78,835	455,666
GenMark Diagnostics, Inc.	81,915	778,193
Haemonetics Corporation	1,196	50,495
Hansen Medical, Inc.	221,559	332,339
InspireMD, Inc.	38,278	92,250
Insulet Corporation	97,052	3,094,988
Integra LifeSciences Holdings Corporation	23,997	945,242
Intuitive Surgical, Inc.	1	388
Invacare Corporation	267	4,168
InVivo Therapeutics Holdings Corporation	25,407	112,045
Kips Bay Medical, Inc.	5,485	4,991
Masimo Corporation	8,015	186,669
Mazor Robotics Ltd. - ADR	6,283	84,381
Medical Action Industries, Inc.	714	6,562
MELA Sciences, Inc.	592,792	527,585
Meridian Bioscience, Inc.	151,673	3,750,873
Navidea Biopharmaceuticals, Inc.	1,466,512	4,458,196
Neogen Corporation	187	10,562
NxStage Medical, Inc.	50,244	651,162
Quidel Corporation	4,473	119,742
Rockwell Medical, Inc.	156,160	788,608
RTI Surgical, Inc.	18,873	73,982
Stereotaxis, Inc.	30,949	162,173
Synergetics USA, Inc.	19,594	85,626
TearLab Corporation	266,848	3,775,899
Thoratec Corporation	52,666	1,726,918
Unilife Corporation	329,804	930,047
Uroplasty, Inc.	20,189	45,829
Utah Medical Products, Inc.	330	18,421
Vermillion, Inc.	7,924	22,742
Volcano Corporation	125,147	2,499,186
Wright Medical Group, Inc.	42,805	1,173,713
ZELTIQ Aesthetics, Inc.	675	4,077
		37,835,948
Health Care Providers & Services - 0.8%
Acadia Healthcare Company, Inc.	4,503	166,026
Accretive Health, Inc.	161,276	1,609,534
Air Methods Corporation	46,656	1,567,175
Bio-Reference Laboratories, Inc.	146,852	3,928,291
China Cord Blood Corporation	1,147	4,645
ExamWorks Group, Inc.	58,170	1,412,368
FAB Universal Corporation	116,699	467,963
IPC The Hospitalist Company, Inc.	29,177	1,469,646
Landauer, Inc.	34	1,675
Medical Marijuana, Inc.	277,197	34,095
Molina Healthcare, Inc.	79,470	2,949,926
National Healthcare Corporation	100	4,803

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Health Care Providers & Services - 0.8% (Continued)
Owens & Minor, Inc.	194	$6,976
WellCare Health Plans, Inc.	1,950	119,009
		13,742,132
Health Care Technology - 0.0% (b)
CareView Communications, Inc.	2,133	1,323
HealthStream, Inc.	26	819
MGT Capital Investment, Inc.	8,156	35,234
Streamline Health Solutions, Inc.	5,123	38,166
		75,542
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.	13,119	109,937
Affymetrix, Inc.	249,720	948,936
Apricus Biosciences, Inc.	343,830	763,302
Bioanalytical Systems, Inc.	4,706	6,918
BioDelivery Sciences International, Inc.	102,191	441,465
CombiMatrix Corporation	153,852	500,019
Compugen Ltd.	36,387	191,396
Furiex Pharmaceuticals, Inc.	170	7,478
Genetic Technologies Ltd. - ADR (a)	71,618	171,167
PURE Bioscience, Inc.	68,457	30,806
Sequenom, Inc.	1,121,191	3,363,573
		6,534,997
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc.	169,554	1,975,304
Acura Pharmaceuticals, Inc.	42,867	87,449
Akorn, Inc.	35,749	507,278
Alexza Pharmaceuticals, Inc.	318,620	1,484,769
Alimera Sciences, Inc.	212	979
Ampio Pharmaceuticals, Inc.	424,825	2,362,027
ANI Pharmaceuticals, Inc.	65,402	453,236
Aoxing Pharmaceutical Company, Inc.	10,556	2,639
Auxilium Pharmaceuticals, Inc.	44,050	808,758
AVANIR Pharmaceuticals, Inc. - Class A	187,206	881,740
Cadence Pharmaceuticals, Inc.	1,168	8,725
Emisphere Technologies, Inc.	8,547	1,880
IntelliPharmaCeutics International, Inc.	18,930	36,535
Jazz Pharmaceuticals plc	2,240	169,142
K-V Pharmaceutical Company - Class A	303,887	142,827
Medicines Company (The)	38,706	1,196,015
NuPathe, Inc.	186,659	524,512
Oculus Innovative Sciences, Inc.	1,767	5,054
Optimer Pharmaceuticals, Inc.	123,892	1,549,889
Pacira Pharmaceuticals, Inc.	64,422	2,185,839
Pain Therapeutics, Inc.	90	218
Pernix Therapeutics Holdings, Inc.	11,032	37,509
Provectus Pharmaceuticals, Inc.	4,588	2,959
Questcor Pharmaceuticals, Inc.	61,938	4,138,697
Repros Therapeutics, Inc.	227,216	4,687,466
Salix Pharmaceuticals Ltd.	56	4,138
Skystar Bio-Pharmaceutical Company Ltd.	2,610	3,863

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Pharmaceuticals - 1.9% (Continued)
Transcept Pharmaceuticals, Inc.	8,595	$24,152
ViroPharma, Inc.	12,305	422,308
VIVUS, Inc.	671,925	9,951,209
Zogenix, Inc.	35,298	54,712
		33,711,828
Industrials - 8.1%
Aerospace & Defense - 1.0%
AeroVironment, Inc.	3,193	72,194
American Science & Engineering, Inc.	24	1,459
Arotech Corporation	277	380
Ascent Solar Technologies, Inc.	463,058	490,842
CPI Aerostructures, Inc.	87	975
Cubic Corporation	16,039	810,771
Elbit Systems Ltd.	24	1,067
Engility Holdings, Inc.	8,096	263,849
GenCorp, Inc.	573,408	10,040,374
Huntington Ingalls Industries, Inc.	23,078	1,434,990
KEYW Holding Corporation (The)	155,686	1,997,451
LMI Aerospace, Inc.	7,543	139,470
National Presto Industries, Inc.	25,305	1,876,113
		17,129,935
Air Freight & Logistics - 0.4%
Echo Global Logistics, Inc.	10,488	228,324
XPO Logistics, Inc.	265,504	6,494,228
		6,722,552
Airlines - 0.1%
AMR Corporation	752	4,459
GOL - Linhas Aéreas Inteligentes S.A. - ADR	131,437	466,601
Hawaiian Holdings, Inc.	61,971	473,459
JetBlue Airways Corporation	170,030	1,111,996
US Airways Group, Inc.	1,620	31,347
		2,087,862
Building Products - 0.2%
Builders FirstSource, Inc.	173,272	1,022,305
Fortune Brands Home & Security, Inc.	161	6,651
Griffon Corporation	205	2,440
Lennox International, Inc.	61	4,381
Quanex Building Products Corporation	269	4,578
Simpson Manufacturing Company, Inc.	4,541	149,944
Trex Company, Inc.	45,047	2,132,525
		3,322,824
Commercial Services & Supplies - 1.5%
A.T. Cross Company - Class A	300	5,580
Cenveo, Inc.	331,525	808,921
China Recycling Energy Corporation	461	1,415
Consolidated Graphics, Inc.	28,728	1,539,533
Covanta Holding Corporation	42,318	880,638
Deluxe Corporation	17,685	725,262
EnerNOC, Inc.	128,058	2,000,266
Ennis, Inc.	33,160	614,455

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Industrials - 8.1% (Continued)
Commercial Services & Supplies - 1.5% (Continued)
Healthcare Services Group, Inc.	53,539	$1,317,595
Heritage-Crystal Clean, Inc.	6,413	99,658
HNI Corporation	4,094	156,022
Industrial Services of America, Inc.	20,961	52,822
InnerWorkings, Inc.	196,726	2,297,760
Interface, Inc.	35,193	668,315
Intersections, Inc.	86,432	836,662
McGrath RentCorp	23,615	808,578
Mine Safety Appliances Company	13,991	743,342
Mobile Mini, Inc.	6,521	225,040
Pitney Bowes, Inc.	21,455	354,222
Quad/Graphics, Inc. - Class A	121,489	3,406,551
R.R. Donnelley & Sons Company	314,167	5,966,031
RINO International Corporation (a)	79,543	2,386
Standard Parking Corporation	10,062	231,627
Swisher Hygiene, Inc.	28,410	22,873
United Stationers, Inc.	44,846	1,856,176
Waste Connections, Inc.	202	8,738
		25,630,468
Construction & Engineering - 0.2%
Aegion Corporation	36,310	828,594
Granite Construction, Inc.	33,351	1,008,868
India Globalization Capital, Inc.	2,385	3,029
MasTec, Inc.	58,391	1,926,903
Tutor Perini Corporation	28,499	563,710
		4,331,104
Electrical Equipment - 1.2%
Acuity Brands, Inc.	10	865
Advanced Battery Technologies, Inc.	606,543	133,439
Altair Nanotechnologies, Inc.	61,210	135,274
Aura Systems, Inc.	177	34
Babcock & Wilcox Company (The)	100	3,054
Beacon Power Corporation	57,124	3,427
Belden, Inc.	40,457	2,371,185
Broadwind Energy, Inc.	13	60
Capstone Turbine Corporation	370,299	544,339
China BAK Battery, Inc.	92,622	163,941
China Electric Motor, Inc.	1,771	115
China Ming Yang Wind Power Group Ltd. - ADR	36,816	58,169
Digital Power Corporation	1,323	966
ECOtality, Inc.	280,942	415,794
FuelCell Energy, Inc.	195,493	238,501
Generac Holdings, Inc.	18,397	797,510
General Cable Corporation	28,023	883,285
Global Power Equipment Group, Inc.	6,752	122,076
Hoku Corporation	201,745	1,614
Hydrogenics Corporation	21,934	328,571
Lihua International, Inc.	5,364	27,785
New Energy Systems Group (a)	9,468	1,136
Ocean Power Technologies, Inc.	130,605	205,050

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Industrials - 8.1% (Continued)
Electrical Equipment - 1.2% (Continued)
Plug Power, Inc.	1,471,618	$643,097
Polypore International, Inc.	71,370	2,996,826
PowerSecure International, Inc.	28,431	462,857
Real Goods Solar, Inc. - Class A	726,002	1,735,145
Renewable Energy Trade Board Corporation	299	75
Revolution Lighting Technologies, Inc.	714,633	2,987,166
Satcon Technology Corporation	152,030	2,737
SolarCity Corporation	102,432	4,234,539
Trina Solar Ltd. - ADR	80,973	600,820
Ultralife Corporation	4,286	14,915
Valence Technology, Inc.	710,999	17,846
Vu1 Corporation	90	103
Westinghouse Solar, Inc.	34,144	888
Yingli Green Energy Holding Company Ltd. - ADR	154,793	620,720
		20,753,924
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	64,773	1,985,940

Machinery - 1.7%
Actuant Corporation - Class A	25,173	888,859
Altra Holdings, Inc.	4,359	108,713
American Railcar Industries, Inc.	26	934
Art's-Way Manufacturing Company, Inc.	1,712	11,744
Astec Industries, Inc.	58	2,030
Briggs & Stratton Corporation	123,859	2,508,145
China Valves Technology, Inc.	256,466	230,819
CLARCOR, Inc.	13	715
Cleantech Solutions International, Inc.	29,893	164,710
CNH Global N.V.	30,386	1,427,838
Commercial Vehicle Group, Inc.	468	3,388
Douglas Dynamics, Inc.	17,684	254,119
Dynamic Materials Corporation	557	10,800
Energy Recovery, Inc.	122,332	534,591
EnPro Industries, Inc.	20,509	1,165,526
ExOne Company (The)	27,596	1,683,908
Federal Signal Corporation	58	563
Flow International Corporation	113,777	439,179
FreightCar America, Inc.	122	2,222
Greenbrier Companies, Inc. (The)	175,049	4,003,371
Highway Holdings Ltd.	510	969
IDEX Corporation	3,225	192,371
L.B. Foster Company - Class A	490	22,775
Lindsay Corporation	28,359	2,129,761
Meritor, Inc.	97,574	793,277
Miller Industries, Inc.	284	4,712
Navistar International Corporation	150,180	5,128,647
PMFG, Inc.	12,945	98,382
SmartHeat, Inc.	4,830	1,449
SPX Corporation	10,161	776,402
Sun Hydraulics Corporation	11,239	353,467

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Industrials - 8.1% (Continued)
Machinery - 1.7% (Continued)
Twin Disc, Inc.	53,297	$1,331,359
Westport Innovations, Inc.	180,873	5,923,591
		30,199,336
Marine - 0.5%
Baltic Trading Ltd.	9,386	35,291
Eagle Bulk Shipping, Inc.	681,247	2,615,989
Excel Maritime Carriers Ltd.	917,152	37,603
FreeSeas, Inc.	508	107
Genco Shipping & Trading Ltd.	1,047,693	2,179,201
Navios Maritime Partners, L.P.	79,115	1,193,845
Safe Bulkers, Inc.	224,552	1,100,305
Seaspan Corporation	48,279	1,023,998
		8,186,339
Professional Services - 0.4%
Advisory Board Company (The)	42,505	2,494,619
CBIZ, Inc.	268,048	1,946,029
Corporate Executive Board Company (The)	3,056	206,066
CRA International, Inc.	1,987	38,031
Hudson Global, Inc.	3,449	8,174
Innovaro, Inc.	7,451	470
Lightbridge Corporation	113,980	249,616
Odyssey Marine Exploration, Inc.	683,777	2,427,408
Pendrell Corporation	4,316	10,358
Spherix, Inc.	1,785	20,403
Thomas Group, Inc. (a)	900	7
Volt Information Sciences, Inc.	100	700
		7,401,881
Road & Rail - 0.3%
Avis Budget Group, Inc.	29,100	920,724
Heartland Express, Inc.	13,948	205,315
Student Transportation, Inc.	13,264	87,940
YRC Worldwide, Inc.	122,116	3,939,462
		5,153,441
Trading Companies & Distributors - 0.5%
AeroCentury Corporation	118	2,623
Armco Metals Holdings, Inc.	140,785	46,881
Beacon Roofing Supply, Inc.	121,639	4,961,655
BlueLinx Holdings, Inc.	155	287
Houston Wire & Cable Company	10,572	156,783
Kaman Corporation	2,614	98,966
TAL International Group, Inc.	36,573	1,472,063
Titan Machinery, Inc.	123,068	2,349,368
		9,088,626
Transportation Infrastructure - 0.0% (b)
Sino-Global Shipping America Ltd.	2,857	4,628

Information Technology - 13.4%
Communications Equipment - 1.4%
ADTRAN, Inc.	58,607	1,548,983
Alliance Fiber Optic Products, Inc.	21,602	687,160

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 13.4% (Continued)
Communications Equipment - 1.4% (Continued)
Ambient Corporation	1,159	$3,593
Aruba Networks, Inc.	288,741	5,133,815
Blackberry Ltd.	129,968	1,147,617
Calix, Inc.	33,794	394,714
DragonWave, Inc.	67,472	209,163
EMCORE Corporation	46,625	196,291
Extreme Networks, Inc.	84,576	366,214
Globecomm Systems, Inc.	65,533	949,573
Infinera Corporation	68,061	742,545
KVH Industries, Inc.	299	4,183
Loral Space & Communications, Inc.	1,483	92,673
Oclaro, Inc.	568,603	676,638
ParkerVision, Inc.	985,636	4,356,511
Powerwave Technologies, Inc.	119,142	1,311
Procera Networks, Inc.	137,025	2,044,413
RIT Technologies Ltd.	11,154	34,020
Telestone Technologies Corporation	463,503	347,627
Ubiquiti Networks, Inc.	180,164	3,787,047
ViaSat, Inc.	22,788	1,522,010
Zhone Technologies, Inc.	7,522	20,761
Zoom Technologies, Inc.	176,668	53,354
ZST Digital Networks, Inc.	167,898	334,117
		24,654,333
Computers & Peripherals - 1.3%
3D Systems Corporation	77,498	3,660,231
Cray, Inc.	39,208	908,449
Diebold, Inc.	54,337	1,774,646
Fusion-io, Inc.	163,142	2,352,508
Hauppauge Digital, Inc.	68,415	46,522
iGo, Inc.	469	1,703
Imation Corporation	23,546	110,195
Intermec, Inc.	165,739	1,645,788
Lexmark International, Inc. - Class A	28,149	1,055,306
Logitech International, S.A.	654,902	4,610,510
OCZ Technology Group, Inc.	2,228,003	4,010,405
Silicon Graphics International Corporation	363	6,832
Socket Mobile, Inc.	52	73
STEC, Inc.	353,522	2,393,344
Super Micro Computer, Inc.	2,891	33,507
Synaptics, Inc.	1,405	56,200
USA Technologies, Inc.	235,782	488,069
		23,154,288
Electronic Equipment, Instruments & Components - 1.5%
ClearSign Combustion Corporation	47,518	376,343
Digital Ally, Inc.	588	4,733
Document Security Systems, Inc.	398,181	613,199
Dolby Laboratories, Inc. - Class A	42,588	1,400,719
DTS, Inc.	114,055	2,582,205
e.Digital Corporation	10,897	1,170
Electro Rent Corporation	6	107

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 13.4% (Continued)
Electronic Equipment, Instruments & Components - 1.5% (Continued)
FARO Technologies, Inc.	120	$4,408
Ingram Micro, Inc. - Class A	196	4,475
IPG Photonics Corporation	25,759	1,568,723
Itron, Inc.	17,281	745,157
KEMET Corporation	362	1,578
Magal Security Systems Ltd.	1,188	4,253
Mercury Systems, Inc.	97,578	905,524
Mesa Laboratories, Inc.	31	2,023
Microvision, Inc.	287,961	653,671
MTS Systems Corporation	3,331	210,020
Nam Tai Electronics, Inc.	1,201	9,380
National Instruments Corporation	20,023	564,448
Neonode, Inc.	141,193	1,099,893
OSI Systems, Inc.	56,692	3,990,550
Parametric Sound Corporation	118,540	2,023,478
PCM, Inc.	2,275	22,841
RadiSys Corporation	4,115	16,995
RealD, Inc.	132,855	1,414,906
Research Frontiers, Inc.	50,489	204,480
SMTC Corporation	456	866
Superconductor Technologies, Inc.	23,595	61,819
SYNNEX Corporation	12,557	621,823
Uni-Pixel, Inc.	271,310	3,602,997
Universal Display Corporation	101,945	2,951,308
Viasystems Group, Inc.	12	178
Vishay Intertechnology, Inc.	48,190	693,454
XcelMobility, Inc.	2,874	187
		26,357,911
Internet Software & Services - 3.2%
Active Network, Inc. (The)	678,567	5,788,176
Angie's List, Inc.	49,362	1,086,951
AOL, Inc.	5,866	216,103
Bankrate, Inc.	58,314	1,045,570
Bazaarvoice, Inc.	175,247	1,836,589
Bridgeline Digital, Inc.	389	490
Brightcove, Inc.	220,598	2,254,512
Carbonite, Inc.	77,421	1,021,183
Constant Contact, Inc.	134,468	2,580,441
Dice Holdings, Inc.	125,483	1,087,938
E2open, Inc.	18,229	362,393
FriendFinder Networks, Inc.	15,769	8,410
Gogo, Inc.	200	2,406
Innodata, Inc.	5,334	14,402
j2 Global, Inc.	66,163	3,028,280
KIT digital, Inc.	1,518,314	607,326
Liquidity Services, Inc.	209,132	5,960,262
LiveDeal, Inc.	6,021	15,414
Local Corporation	174,587	303,781
Marchex, Inc. - Class B	3,935	24,003
Market Leader, Inc.	13,381	156,692

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 13.4% (Continued)
Internet Software & Services - 3.2% (Continued)
Marketo, Inc.	8,219	$258,323
MeetMe, Inc.	505,976	880,398
Millennial Media, Inc.	362,631	3,593,673
Monster Worldwide, Inc.	990,370	5,664,916
NIC, Inc.	15,983	294,407
OpenTable, Inc.	23,187	1,476,548
Perion Network Ltd.	20,346	263,074
QuinStreet, Inc.	56,148	522,738
RealNetworks, Inc.	427	3,360
Rediff.com India Ltd. - ADR	78,703	203,054
Remark Media, Inc.	1,842	5,379
Sify Technologies Ltd. - ADR	45,984	86,910
SINA Corporation	100	6,897
Sohu.com, Inc.	2,775	173,354
SouFun Holdings Ltd. - ADR	13,984	486,084
Stamps.com, Inc.	8	319
StarTek, Inc.	4,204	22,407
Trulia, Inc.	34,763	1,295,269
ValueClick, Inc.	191	4,668
Velti plc	1,066,333	1,204,956
Vistaprint N.V.	113,496	5,786,026
Vocus, Inc.	163,946	1,675,528
Web.com Group, Inc.	40,219	1,044,890
WebMD Health Corporation	1	33
Yelp, Inc.	5,539	231,530
YY, Inc. - ADR	13,596	594,009
Zillow, Inc.	29,286	2,163,650
		55,343,722
IT Services - 1.0%
Acorn Energy, Inc.	223,949	1,943,877
Booz Allen Hamilton Holding Corporation	45,550	973,859
CACI International, Inc.	42,983	2,854,071
Cass Information Systems, Inc.	3,706	204,608
CGI Group, Inc. - Class A	2	69
China Information Technology, Inc.	15,291	47,861
CIBER, Inc.	371,296	1,351,518
Convergys Corporation	6,652	125,922
EVERTEC, Inc.	173	4,135
Heartland Payment Systems, Inc.	42,751	1,595,040
Higher One Holdings, Inc.	401,216	4,333,133
ManTech International Corporation - Class A	52,365	1,546,862
Planet Payment, Inc.	4,713	14,186
PRGX Global, Inc.	14,287	88,579
ServiceSource International, Inc.	194,468	2,074,974
Zanett, Inc.	12,650	886
		17,159,580
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.	1,674,056	6,311,191
Amkor Technology, Inc.	117,405	495,449
ASML Holding N.V.	100	8,990

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 13.4% (Continued)
Semiconductors & Semiconductor Equipment - 2.4% (Continued)
Atmel Corporation	391,677	$3,094,248
Camtek Ltd.	8,645	20,489
Canadian Solar, Inc.	49,970	739,056
CSR plc - ADR	1	34
CVD Equipment Corporation	48,204	504,214
DayStar Technologies, Inc.	14,478	8,832
EZchip Semiconductor Ltd.	29,657	938,644
Global-Tech Advanced Innovations, Inc.	175	1,907
GT Advanced Technologies, Inc.	1,643,857	8,531,618
Hanwha SolarOne Company Ltd. - ADR	232,161	886,855
Himax Technologies, Inc. - ADR	250,553	1,631,100
Hittite Microwave Corporation	4,369	272,975
JA Solar Holdings Company Ltd. - ADR	85,981	801,343
JinkoSolar Holding Company Ltd. - ADR	82,869	1,208,230
Lattice Semiconductor Corporation	535	2,761
LDK Solar Company Ltd. - ADR	870,807	1,445,540
Mellanox Technologies Ltd.	4,220	192,643
MEMSIC, Inc.	9,747	40,547
Monolithic Power Systems, Inc.	7,229	189,255
MoSys, Inc.	19,600	80,556
Nanometrics, Inc.	11,034	169,482
Photronics, Inc.	213,157	1,630,651
ReneSola Ltd. - ADR	253,702	1,187,325
Rubicon Technology, Inc.	555,518	4,677,462
Rudolph Technologies, Inc.	164,452	2,030,982
Silicon Motion Technology Corporation - ADR	1,463	17,468
STR Holdings, Inc.	62,595	167,129
Suntech Power Holdings Company Ltd. - ADR	521,472	750,920
Teradyne, Inc.	15,700	258,893
Tessera Technologies, Inc.	9,882	198,332
Tower Semiconductor Ltd.	12,247	56,214
Transwitch Corporation	14,717	6,183
Ultratech, Inc.	39,248	1,146,827
Veeco Instruments, Inc.	39,911	1,387,306
		41,091,651
Software - 2.6%
ACI Worldwide, Inc.	8,022	379,842
American Software, Inc. - Class A	9,256	83,859
Augme Technologies, Inc.	10,081	3,226
AVG Technologies N.V.	96,563	2,153,355
Blackbaud, Inc.	18,652	654,499
BluePhoenix Solutions Ltd.	1,006	4,104
Bottomline Technologies, Inc.	46,302	1,345,999
Brady Corporation	1,459	48,541
Cadence Design Systems, Inc.	300	4,374
Callidus Software, Inc.	299,190	1,995,597
Changyou.com Ltd. - ADR	7,015	228,268
China CGame, Inc. (a)	12,695	1,396
Cimatron Ltd.	16,710	113,962
CommVault Systems, Inc.	2,073	175,023

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 13.4% (Continued)
Software - 2.6% (Continued)
Ebix, Inc.	474,237	$5,501,149
Evergreen Energy, Inc.	172,973	1,384
Fortinet, Inc.	96,165	2,043,506
Future Healthcare of America	53,356	9,071
GlobalSCAPE, Inc.	359	646
Glu Mobile, Inc.	2,050,559	5,618,532
Jive Software, Inc.	25,652	344,250
Magic Software Enterprises Ltd.	97,879	616,638
Majesco Entertainment Company	261,564	175,248
MicroStrategy, Inc. - Class A	1,530	145,365
Mitek Systems, Inc.	440,126	2,526,323
NQ Mobile, Inc. - ADR	28,738	464,119
RealPage, Inc.	111,566	2,249,171
Rosetta Stone, Inc.	6,400	104,576
Shanda Games Ltd. - ADR	126,533	583,317
Sky-mobi Ltd. - ADR	16,483	65,767
SolarWinds, Inc.	16,080	570,679
Take-Two Interactive Software, Inc.	66,534	1,166,341
Tangoe, Inc.	157,900	2,851,674
THQ, Inc.	57,095	971
TiVo, Inc.	12,550	138,678
Top Image Systems Ltd.	16,064	45,461
Trunkbow International Holdings Ltd.	2,736	2,216
VirnetX Holding Corporation	364,545	6,951,873
Voltari Corporation	76,363	329,888
Vringo, Inc.	1,924,923	6,063,507
Wave Systems Corporation - Class A	213,816	361,349
		46,123,744
Materials - 3.4%
Chemicals - 1.0%
Calgon Carbon Corporation	84,665	1,518,044
Cereplast, Inc.	191,090	3,287
Chemtura Corporation	18,448	412,497
China Gengsheng Minerals, Inc.	66,649	7,671
China Green Agriculture, Inc.	130,518	371,976
Clean Diesel Technologies, Inc.	128,678	199,451
Cytec Industries, Inc.	29,433	2,292,831
Ferro Corporation	343,002	2,239,803
Flotek Industries, Inc.	4,218	82,589
Gulf Resources, Inc.	292,677	351,212
Hawkins, Inc.	5,086	197,083
Intrepid Potash, Inc.	89,090	1,138,570
Kronos Worldwide, Inc.	135,150	2,235,381
PolyOne Corporation	58,212	1,682,909
Rentech Nitrogen Partners, L.P.	6,700	214,132
Scotts Miracle-Gro Company (The) - Class A	1,628	81,807
Senomyx, Inc.	1,580	4,171
Sensient Technologies Corporation	29,831	1,312,862
Yongye International, Inc.	7,701	41,200

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Materials - 3.4% (Continued)
Chemicals - 1.0% (Continued)
Zoltek Companies, Inc.	206,771	$2,880,320
		17,267,796
Construction Materials - 0.0% (b)
US Concrete, Inc.	11,826	202,934

Containers & Packaging - 0.1%
AEP Industries, Inc.	13,105	1,057,574
Silgan Holdings, Inc.	20,735	1,000,256
		2,057,830
Metals & Mining - 2.1%
A.M. Castle & Company	79,716	1,356,766
AK Steel Holding Corporation	727,277	2,472,742
Allied Nevada Gold Corporation	190,944	1,273,596
AMCOL International Corporation	62,601	2,196,043
Atlatsa Resources Corporation	184,292	50,109
Aurcana Corporation	464	1,090
Avalon Rare Metals, Inc.	237,546	179,347
Avino Silver & Gold Mines Ltd.	111	120
CD International Enterprises, Inc.	17,830	940
China Gerui Advanced Materials Group Ltd.	8,567	14,735
China Natural Resources, Inc.	4,328	19,411
China Precision Steel, Inc.	27,364	35,026
China Shen Zhou Mining & Resources, Inc.	198,490	23,283
Crosshair Energy Corporation	176,804	5,994
General Moly, Inc.	12,063	22,678
General Steel Holdings, Inc.	122,667	119,367
Globe Specialty Metals, Inc.	19,206	229,128
Gold Reserve, Inc.	8,846	26,538
Gold Resource Corporation	76,661	608,688
Golden Minerals Company	11,102	15,210
Golden Star Resources Ltd.	72,138	36,069
Great Northern Iron Ore Properties	5,454	374,581
Harmony Gold Mining Company Ltd. - ADR	68,703	264,506
Hecla Mining Company	12,238	39,529
Horsehead Holding Corporation	54,575	668,544
IAMGOLD Corporation	632	3,274
Jaguar Mining, Inc.	709,423	187,997
Kaiser Aluminum Corporation	20,052	1,308,393
Kimber Resources, Inc.	11,900	1,666
Mechel OAO - ADR	100,131	284,372
Mercator Minerals Ltd. (a)	145	16
Mesabi Trust	37,333	675,354
Midway Gold Corporation	121,650	126,516
Molycorp, Inc.	1,496,774	11,165,934
North American Palladium Ltd.	151,026	185,762
Pershing Gold Corporation	36,865	12,976
Polymet Mining Corporation	247,997	188,478
Puda Coal, Inc.	61,600	4,312
Royal Gold, Inc.	26,839	1,387,308
RTI International Metals, Inc.	70,844	2,171,369

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Materials - 3.4% (Continued)
Metals & Mining - 2.1% (Continued)
Sandstorm Gold Ltd.	62,072	$355,673
Santa Fe Gold Corporation	2,959	373
Seabridge Gold, Inc.	41,298	461,299
Silver Bull Resources, Inc.	133,817	49,512
SinoCoking Coal and Coke Chemical Industries, Inc.	118,762	166,267
Stillwater Mining Company	115,146	1,393,267
SunCoke Energy Partners, L.P.	1,759	43,623
Tahoe Resources, Inc.	24,533	371,430
Tanzanian Royalty Exploration Corporation	243,354	822,536
Thompson Creek Metals Company, Inc.	651,671	1,941,980
United States Antimony Corporation	62,642	58,915
United States Steel Corporation	19,764	342,905
Universal Stainless & Alloy Products, Inc.	16,649	429,544
Walter Energy, Inc.	205,118	2,295,270
		36,470,361
Paper & Forest Products - 0.2%
Mercer International, Inc.	27,209	188,286
Orient Paper, Inc.	158,641	271,276
Resolute Forest Products, Inc.	125,838	1,920,288
Wausau Paper Corporation	32,449	369,594
		2,749,444
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.8%
8x8, Inc.	117,162	1,061,488
Alaska Communications Systems Group, Inc.	496	1,175
CenturyLink, Inc.	16	574
Cogent Communications Group, Inc.	35	1,002
Elephant Talk Communications Corporation	338,978	281,352
Fairpoint Communications, Inc.	123,789	1,084,392
Frontier Communications Corporation	341	1,487
Inteliquent, Inc.	429,704	3,583,731
Intelsat, S.A.	1,838	39,407
Iridium Communications, Inc.	30,399	255,959
Lumos Networks Corporation	10	189
magicJack VocalTec Ltd.	383,133	5,884,923
Otelco, Inc. - Class A	1,183	10,398
Radcom Ltd.	52,298	312,742
Towerstream Corporation	381,774	1,118,598
		13,637,417
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc.	32,843	229,901
Leap Wireless International, Inc.	45,900	765,612
NII Holdings, Inc.	849,513	6,099,503
NTELOS Holdings Corporation	8,452	158,306
Sprint Corporation	34,130	203,415
		7,456,737
Utilities - 1.1%
Electric Utilities - 0.2%
Empire District Electric Company (The)	18,129	420,230
IDACORP, Inc.	11,421	602,686

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Utilities - 1.1% (Continued)
Electric Utilities - 0.2% (Continued)
MGE Energy, Inc.	4,569	$268,246
Northeast Utilities	160	7,106
Otter Tail Corporation	53,190	1,627,082
Portland General Electric Company	27,575	874,128
		3,799,478
Gas Utilities - 0.4%
AmeriGas Partners, L.P.	32,616	1,484,354
China Natural Gas, Inc.	187,992	112,795
Ferrellgas Partners, L.P.	141,499	3,125,713
Northwest Natural Gas Company	38,040	1,671,477
Piedmont Natural Gas Company, Inc.	25,412	877,985
South Jersey Industries, Inc.	19	1,161
UGI Corporation	200	8,398
		7,281,883
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc.	28,509	43,334
Atlantic Power Corporation	269,108	1,146,400
Dynegy, Inc.	15,096	314,601
Eurosite Power, Inc.	2,711	1,762
Ormat Technologies, Inc.	95,065	2,189,347
U.S. Geothermal, Inc.	240,378	118,987
		3,814,431
Multi-Utilities - 0.2%
Just Energy Group, Inc.	344,945	2,435,312
MDU Resources Group, Inc.	34,550	968,782
		3,404,094
Water Utilities - 0.0% (b)
Connecticut Water Service, Inc.	6	179
Consolidated Water Company Ltd.	17,485	207,372
Ecosphere Technologies, Inc.	6,162	1,910
Pure Cycle Corporation	10,872	62,732
		272,193

Total Common Stocks (Proceeds $1,258,446,552)		$1,156,352,805

PREFERRED STOCKS - 0.0% (b)	Shares	Value
Cabco Trust for J. C. Penney, 7.625% (Proceeds $74,455)	3,706	$65,151

OTHER INVESTMENTS - 14.7%	Shares	Value
iPath S&P 500 VIX Mid-Term Futures ETN	387,635	$7,454,221
iPath S&P 500 VIX Short-Term Futures ETN	3,275,800	49,399,064
SPDR S&P 500 ETF Trust	32,600	5,498,316
Vanguard S&P 500 ETF	2,490,803	192,364,716
Total Other Investments (Proceeds $269,722,742)		$254,716,317

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

RIGHTS - 0.0% (b)	Shares	Value
Accelerate Diagnostics, Inc. (a) (Proceeds $0)	340	$115

WARRANTS - 0.0% (b)	Shares	Value
American International Group, Inc.	854	$16,175
Magnum Hunter Resources Corporation	15,718	819
Total Warrants (Proceeds $14,294)		$16,994

Total Securities Sold Short - 81.1% (Proceeds $1,528,258,043)		$1,411,151,382

ADR	- American Depositary Receipt.

(a)	Security value has been determined in good faith by the Board of Trustees. Total value of such securities is $(188,756) at July 31, 2013, representing (0.0%)(b)of net assets (Note 1).
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2013 (Unaudited)

WRITTEN OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR S&P 500 ETF Trust,
08/17/2013 at $176	300	$1,500	$4,564

Put Option Contracts
S&P 500 Index,
08/17/2013 at $1,700	30	75,000	65,376
SPDR S&P 500 ETF Trust,
08/17/2013 at $160	300	6,000	7,264
		81,000	72,640

Total Written Option Contracts		$82,500	$77,204

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Consumer Discretionary - 17.3%
Auto Components - 1.7%
Federal-Mogul Corporation (a)	24,186	$376,818
Gentherm, Inc. (a)	7,946	162,098
Stoneridge, Inc. (a)	17,879	215,978
Superior Industries International, Inc.	8,571	156,078
Tenneco, Inc. (a)	3,097	149,678
Tower International, Inc. (a)	7,874	175,669
Visteon Corporation (a)	4	264
		1,236,583
Distributors - 0.1%
VOXX International Corporation (a)	3,871	52,452

Diversified Consumer Services - 1.4%
Apollo Group, Inc. - Class A (a)	3,139	57,193
Ascent Capital Group, Inc. - Class A (a)	932	72,426
Bright Horizons Family Solutions, Inc. (a)	4,771	168,941
Capella Education Company (a)	2,143	105,028
Career Education Corporation (a)	1,351	4,350
Carriage Services, Inc.	4,293	80,537
Education Management Corporation (a)	62	437
Hillenbrand, Inc.	6,257	155,111
ITT Educational Services, Inc. (a)	78	2,046
K12, Inc. (a)	3,054	94,979
Steiner Leisure Ltd. (a)	1,474	85,404
Stewart Enterprises, Inc. - Class A	11,503	151,149
Strayer Education, Inc.	1,125	49,793
		1,027,394
Hotels, Restaurants & Leisure - 4.0%
AFC Enterprises, Inc. (a)	1,385	50,968
Ameristar Casinos, Inc.	2,407	63,713
Bally Technologies, Inc. (a)	1,142	81,859
Buffalo Wild Wings, Inc. (a)	1,535	158,995
Carrols Restaurant Group, Inc. (a)	13,898	91,310
CEC Entertainment, Inc.	2,458	102,228
Denny's Corporation (a)	27,968	159,138
Einstein Noah Restaurant Group, Inc.	9,556	155,094
Fiesta Restaurant Group, Inc. (a)	4,993	157,529
Isle of Capri Casinos, Inc. (a)	459	3,644
Jack in the Box, Inc. (a)	579	23,212
Krispy Kreme Doughnuts, Inc. (a)	20,468	430,237
Marcus Corporation	11,989	155,258
Monarch Casino & Resort, Inc. (a)	9,970	204,385
Multimedia Games Holding Company, Inc. (a)	6,627	231,879
Nathan's Famous, Inc. (a)	3,007	172,181
Red Robin Gourmet Burgers, Inc. (a)	2,834	161,198
Ruth's Hospitality Group, Inc.	5,053	60,434
SHFL entertainment, Inc. (a)	9,083	206,638
Texas Roadhouse, Inc.	6,232	152,310
Town Sports International Holdings, Inc.	1,253	15,813
		2,838,023

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Consumer Discretionary - 17.3% (Continued)
Household Durables - 1.6%
American Greetings Corporation - Class A	5,434	$103,463
Bassett Furniture Industries, Inc.	314	5,002
CSS Industries, Inc.	1,611	42,901
Helen of Troy Ltd. (a)	7,171	304,624
Libbey, Inc. (a)	8,320	205,171
Meritage Homes Corporation (a)	3,489	157,912
Skullcandy, Inc. (a)	17,623	97,279
Universal Electronics, Inc. (a)	4,452	137,255
ZAGG, Inc. (a)	20,603	93,332
		1,146,939
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.COM, Inc. - Class A (a)	22,684	149,261
Orbitz Worldwide, Inc. (a)	18,541	170,763
Overstock.com, Inc. (a)	4,513	153,487
		473,511
Leisure Equipment & Products - 0.6%
LeapFrog Enterprises, Inc. (a)	8,405	96,826
Nautilus, Inc. (a)	3,258	28,605
Smith & Wesson Holding Corporation (a)	14,851	175,836
Steinway Musical Instruments, Inc. (a)	4,321	157,068
		458,335
Media - 3.2%
A.H. Belo Corporation - Class A	4,362	32,715
Belo Corporation - Class A	10,878	155,120
Carmike Cinemas, Inc. (a)	8,748	160,263
Clear Channel Outdoor Holdings, Inc. (a)	198	1,469
Digital Generation, Inc. (a)	4,475	34,681
E.W. Scripps Company (The) - Class A (a)	11,595	192,593
Entravision Communications Corporation - Class A	33,788	192,254
Global Sources Ltd. (a)	3,658	26,484
Harte-Hanks, Inc.	16,349	156,297
John Wiley & Sons, Inc. - Class A	3,787	170,907
Journal Communications, Inc. (a)	26,101	239,085
LIN Media, LLC - Class A (a)	12,228	197,482
Martha Stewart Living Omnimedia, Inc. - Class A (a)	16,079	40,358
MDC Partners, Inc.	10,918	268,692
National CineMedia, Inc.	6,838	123,836
Regal Entertainment Group - Class A	7,833	147,652
Saga Communications, Inc. - Class A	124	6,430
Salem Communications Corporation - Class A	13,839	104,761
Starz - Series A (a)	34	768
		2,251,847
Multiline Retail - 0.3%
Bon-Ton Stores, Inc. (The)	1,742	32,854
Gordmans Stores, Inc. (a)	10,429	145,902
		178,756
Specialty Retail - 2.7%
Aaron's, Inc.	5,683	162,875
Big 5 Sporting Goods Corporation	6,421	130,154
Chico's FAS, Inc.	853	14,612

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Consumer Discretionary - 17.3% (Continued)
Specialty Retail - 2.7% (Continued)
Christopher & Banks Corporation (a)	8,847	$60,513
Citi Trends, Inc. (a)	1,688	23,784
Express, Inc. (a)	7,055	159,090
Kirkland's, Inc. (a)	12,536	220,383
Lumber Liquidators Holdings, Inc. (a)	1,732	167,692
Monro Muffler Brake, Inc.	548	23,569
New York & Company, Inc. (a)	21,468	133,746
Penske Automotive Group, Inc.	26	967
Pier 1 Imports, Inc.	6,527	153,384
Sears Hometown and Outlet Stores, Inc. (a)	3,928	171,143
Stein Mart, Inc.	10,968	153,223
Trans World Entertainment Corporation	10,530	52,650
Winmark Corporation	2,354	169,253
Zale Corporation (a)	16,340	151,635
		1,948,673
Textiles, Apparel & Luxury Goods - 1.0%
Culp, Inc.	5,074	97,624
Maidenform Brands, Inc. (a)	4,768	111,381
Movado Group, Inc.	1,434	52,312
Perry Ellis International, Inc.	661	13,286
R.G. Barry Corporation	6,106	105,817
Steven Madden Ltd. (a)	3,443	177,039
Wolverine World Wide, Inc.	2,714	156,082
		713,541
Consumer Staples - 3.0%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	2,155	137,618

Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	2,470	163,588
Chefs' Warehouse, Inc. (The) (a)	1,977	39,639
Harris Teeter Supermarkets, Inc.	3,657	179,851
Ingles Markets, Inc. - Class A	5,436	154,708
Spartan Stores, Inc.	192	3,777
Village Super Market, Inc. - Class A	429	15,809
		557,372
Food Products - 0.6%
Darling International, Inc. (a)	8,434	171,210
Farmer Brothers Company (a)	46	733
Inventure Foods, Inc. (a)	5,943	52,714
J & J Snack Foods Corporation	2,178	173,543
Limoneira Company	151	3,389
Omega Protein Corporation (a)	4,292	35,924
Seneca Foods Corporation - Class A (a)	131	4,605
		442,118
Household Products - 0.3%
Central Garden & Pet Company - Class A (a)	5,319	40,105
Orchids Paper Products Company	1,410	38,239
Spectrum Brands Holdings, Inc.	2,761	155,776
		234,120

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Consumer Staples - 3.0% (Continued)
Personal Products - 1.1%
Inter Parfums, Inc.	5,112	$168,594
Neptune Technologies & Bioressources, Inc. (a)	400	1,616
Nutraceutical International Corporation	1,500	33,330
Prestige Brands Holdings, Inc. (a)	10,531	357,106
Revlon, Inc. (a)	9,361	234,867
		795,513
Energy - 7.8%
Energy Equipment & Services - 3.3%
Basic Energy Services, Inc. (a)	13,089	149,738
Bristow Group, Inc.	2,313	157,307
Dawson Geophysical Company (a)	3,582	129,239
Gulf Island Fabrication, Inc.	617	15,258
Helix Energy Solutions Group, Inc. (a)	6,183	156,863
ION Geophysical Corporation (a)	25,672	157,883
Matrix Service Company (a)	15,483	245,405
Natural Gas Services Group, Inc. (a)	4,145	100,931
Parker Drilling Company (a)	25,395	154,148
Pioneer Energy Services Corporation (a)	34,100	231,198
RigNet, Inc. (a)	512	13,978
Tesco Corporation (a)	16,839	222,948
TGC Industries, Inc.	7,931	71,141
Tidewater, Inc.	2,671	157,562
Unit Corporation (a)	7,429	334,899
Willbros Group, Inc. (a)	10,665	76,575
		2,375,073
Oil, Gas & Consumable Fuels - 4.5%
Abraxas Petroleum Corporation (a)	823	2,008
Adams Resources & Energy, Inc.	2,306	154,202
Alon USA Energy, Inc.	8,465	115,632
Callon Petroleum Company (a)	9,418	37,672
Carrizo Oil & Gas, Inc. (a)	6,945	219,948
Crosstex Energy, Inc.	7,855	157,807
Delek US Holdings, Inc.	13	393
Endeavour International Corporation (a)	22,650	96,489
GasLog Ltd.	11,283	156,834
Gastar Exploration Ltd. (a)	47,832	157,846
Halcon Resources Corporation (a)	6,270	34,360
Kodiak Oil & Gas Corporation (a)	21,330	207,114
Magnum Hunter Resources Corporation (a)	6,724	25,753
Midstates Petroleum Company, Inc. (a)	13,555	81,330
Penn Virginia Corporation (a)	38,577	194,428
REX American Resources Corporation (a)	4,452	162,008
Rex Energy Corporation (a)	1,121	21,512
Rosetta Resources, Inc. (a)	3,720	169,669
Scorpio Tankers, Inc.	1,300	12,935
SemGroup Corporation - Class A	1,478	83,418
Stone Energy Corporation (a)	6,803	165,721
Swift Energy Company (a)	12,366	157,543
Synergy Resources Corporation (a)	20,005	155,039
Targa Resources Corporation	2,471	168,448

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Energy - 7.8% (Continued)
Oil, Gas & Consumable Fuels - 4.5% (Continued)
Triangle Petroleum Corporation (a)	14,596	$103,632
W&T Offshore, Inc.	10,737	174,906
Warren Resources, Inc. (a)	59,284	170,145
		3,186,792
Financials - 16.6%
Capital Markets - 1.9%
BGC Partners, Inc. - Class A	62	389
BlackRock Kelso Capital Corporation	15,611	157,827
Cowen Group, Inc. (a)	56,111	181,239
Diamond Hill Investment Group, Inc.	1,637	169,479
FBR & Company (a)	7,664	219,880
GAMCO Investors, Inc. - Class A	2,656	149,825
Gladstone Capital Corporation	11	95
ICG Group, Inc. (a)	323	3,918
Manning & Napier, Inc.	2,599	46,652
MCG Capital Corporation	3,782	20,763
Medallion Financial Corporation	11,637	175,602
MVC Capital, Inc.	1,990	25,313
NGP Capital Resources Company	257	1,691
PennantPark Floating Rate Capital Ltd.	217	3,051
Safeguard Scientifics, Inc. (a)	13	194
SWS Group, Inc. (a)	8,837	52,669
U.S. Global Investors, Inc.	3,517	9,566
Virtus Investment Partners, Inc. (a)	15	2,798
WisdomTree Investments, Inc. (a)	10,957	141,893
		1,362,844
Commercial Banks - 3.3%
Access National Corporation	311	4,737
Bancorp, Inc. (The) (a)	2,192	32,880
Bank of Marin Bancorp	408	17,197
BNC Bancorp	5,325	70,663
C&F Financial Corporation	398	21,508
Camden National Corporation	587	22,840
CapitalSource, Inc.	12,802	154,904
Cardinal Financial Corporation	3,252	53,203
CenterState Banks, Inc.	14,044	138,474
CoBiz Financial, Inc.	4,819	48,383
Eagle Bancorp, Inc. (a)	1,486	39,037
Enterprise Financial Services Corporation	874	16,195
Farmers Capital Bank Corporation (a)	2,907	70,989
Fidelity Southern Corporation	10,488	161,940
First Financial Holdings, Inc.	635	35,211
First Horizon National Corporation	1	3
First Interstate BancSystem, Inc.	9,733	229,407
Great Southern Bancorp, Inc.	141	4,117
Hanmi Financial Corporation (a)	207	3,519
Intervest Bancshares Corporation (a)	4,810	35,594
Lakeland Financial Corporation	754	23,789
MetroCorp Bancshares, Inc.	2,519	26,953
NBT Bancorp, Inc.	52	1,174

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financials - 16.6% (Continued)
Commercial Banks - 3.3% (Continued)
Northrim BanCorp, Inc.	396	$10,106
Pacific Continental Corporation	8,313	102,499
Pacific Premier Bancorp, Inc. (a)	5,650	73,619
Penns Woods Bancorp, Inc.	1,375	63,168
Preferred Bank (a)	127	2,158
Renasant Corporation	139	3,809
Southwest Bancorp, Inc. (a)	247	3,695
State Bank Financial Corporation	1,340	21,386
StellarOne Corporation	2,297	48,650
Sterling Bancorp	4,680	63,414
Sterling Financial Corporation	4,914	130,368
SVB Financial Group (a)	17	1,483
Synovus Financial Corporation	400	1,332
TriCo Bancshares	88	1,906
Umpqua Holdings Corporation	13,461	226,683
Union First Market Bankshares Corporation	1,239	27,382
United Community Banks, Inc. (a)	3,730	50,840
Virginia Commerce Bancorp (a)	2,699	40,566
WesBanco, Inc.	1,591	46,855
Wilshire Bancorp, Inc.	18,057	158,721
Wintrust Financial Corporation	551	22,541
		2,313,898
Consumer Finance - 0.7%
Cash America International, Inc.	1,152	48,384
EZCORP, Inc. - Class A (a)	7,907	142,959
First Cash Financial Services, Inc. (a)	2,886	154,112
Nelnet, Inc. - Class A	3,136	121,928
Nicholas Financial, Inc.	549	8,548
World Acceptance Corporation (a)	412	34,311
		510,242
Diversified Financial Services - 0.5%
Consumer Portfolio Services, Inc. (a)	4,663	30,309
Gain Capital Holdings, Inc.	3,145	17,109
MarketAxess Holdings, Inc.	2,938	151,895
Marlin Business Services Corporation	4,519	103,395
PHH Corporation (a)	2,717	61,567
		364,275
Insurance - 4.1%
Allied World Assurance Company Holdings A.G.	40	3,786
American National Insurance Company	1,111	124,987
American Safety Insurance Holdings Ltd. (a)	5,150	154,294
AmTrust Financial Services, Inc.	1,122	46,709
Argo Group International Holdings Ltd.	1,432	63,939
Baldwin & Lyons, Inc.	204	5,449
Citizens, Inc. (a)	65	464
EMC Insurance Group, Inc.	702	20,358
Employers Holdings, Inc.	3,774	99,218
FBL Financial Group, Inc. - Class A	1,509	66,743
First American Financial Corporation	6,818	154,973
Greenlight Capital Re Ltd. - Class A (a)	75	1,983

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financials - 16.6% (Continued)
Insurance - 4.1% (Continued)
Hanover Insurance Group, Inc. (The)	2,864	$154,169
Hilltop Holdings, Inc. (a)	10,559	179,820
Horace Mann Educators Corporation	5,430	153,886
Infinity Property & Casualty Corporation	1,155	75,087
Investors Title Company	1,192	88,887
Kansas City Life Insurance Company	729	32,083
Kemper Corporation	4,932	172,373
Maiden Holdings Ltd.	14,895	181,123
National Interstate Corporation	3,494	95,212
Navigators Group, Inc. (The) (a)	2,684	155,565
OneBeacon Insurance Group Ltd. - Class A	10,857	157,427
Primerica, Inc.	4,327	177,580
RLI Corporation	1,736	143,289
Safety Insurance Group, Inc.	2,323	124,908
Symetra Financial Corporation	11,989	215,562
United Fire Group, Inc.	767	19,950
Universal Insurance Holdings, Inc.	8,753	68,799
		2,938,623
Real Estate Investment Trusts (REIT) - 4.5%
Agree Realty Corporation	1,934	58,330
Apollo Commercial Real Estate Finance, Inc.	9,501	152,301
Ares Commercial Real Estate Corporation	11,940	156,892
ARMOUR Residential REIT, Inc.	679	3,028
CapLease, Inc.	22,287	188,994
Chatham Lodging Trust	8,643	150,907
Chesapeake Lodging Trust	17	390
Chimera Investment Corporation	842	2,509
Colonial Properties Trust	6,286	152,184
Cousins Properties, Inc.	15,208	155,882
Equity Lifestyle Properties, Inc.	62	2,386
Franklin Street Properties Corporation	2,531	33,688
Geo Group, Inc. (The)	11,074	384,489
Gramercy Property Trust, Inc. (a)	300	1,425
Healthcare Realty Trust, Inc.	6,427	165,238
Kite Realty Group Trust	19,636	113,300
MFA Financial, Inc.	19,489	155,522
Potlatch Corporation	3,502	154,193
Resource Capital Corporation	23,605	156,737
RLJ Lodging Trust	3,065	74,234
Saul Centers, Inc.	2,369	107,505
Select Income REIT	5,742	154,919
Sovran Self Storage, Inc.	2,198	151,882
Spirit Realty Capital, Inc.	16,632	151,850
Strategic Hotels & Resorts, Inc. (a)	143	1,267
Summit Hotel Properties, Inc.	269	2,722
Terreno Realty Corporation	8,294	152,112
UMH Properties, Inc.	430	4,700
Universal Health Realty Income Trust	3,542	153,971
Winthrop Realty Trust	6,159	78,650
		3,222,207

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financials - 16.6% (Continued)
Real Estate Management & Development - 0.2%
Forestar Group, Inc. (a)	5,650	$122,097

Thrifts & Mortgage Finance - 1.4%
Apollo Residential Mortgage, Inc.	9,887	158,489
Bank Mutual Corporation	20,861	129,547
Charter Financial Corporation	11,132	121,227
First Defiance Financial Corporation	59	1,558
OceanFirst Financial Corporation	1,616	27,601
Oritani Financial Corporation	5,321	86,519
Provident Financial Holdings, Inc.	293	5,127
Provident Financial Services, Inc.	2,387	42,465
Roma Financial Corporation (a)	164	3,132
SI Financial Group, Inc.	380	4,302
Tree.com, Inc.	5,140	97,095
Walker & Dunlop, Inc. (a)	5,932	109,386
Washington Federal, Inc.	9,494	206,494
WSFS Financial Corporation	9	536
		993,478
Health Care - 13.0%
Biotechnology - 1.2%
Clovis Oncology, Inc. (a)	2,113	164,560
Coronado Biosciences, Inc. (a)	1	8
Emergent BioSolutions, Inc. (a)	513	9,075
Keryx Biopharmaceuticals, Inc. (a)	19,108	173,883
Nanosphere, Inc. (a)	20,476	64,704
PDL BioPharma, Inc.	9,532	77,400
Progenics Pharmaceuticals, Inc. (a)	11,879	71,155
Spectrum Pharmaceuticals, Inc.	5,725	48,319
TESARO, Inc. (a)	8	273
Threshold Pharmaceuticals, Inc. (a)	12,809	69,425
Verastem, Inc. (a)	10,429	159,355
		838,157
Health Care Equipment & Supplies - 3.3%
AngioDynamics, Inc. (a)	1,511	18,057
Anika Therapeutics, Inc. (a)	10,059	202,287
ArthroCare Corporation (a)	7,231	262,196
AtriCure, Inc. (a)	299	2,888
Cantel Medical Corporation	2,219	58,892
Cardiovascular Systems, Inc. (a)	7,505	154,528
CONMED Corporation	129	4,231
CryoLife, Inc.	12,424	87,962
Cutera, Inc. (a)	2,164	20,666
Exactech, Inc. (a)	1,548	33,421
MAKO Surgical Corporation (a)	5,536	77,726
Medical Action Industries, Inc. (a)	11,037	101,430
Merit Medical Systems, Inc. (a)	9,213	121,059
Natus Medical, Inc. (a)	12,161	155,539
Rochester Medical Corporation (a)	7,522	111,175
RTI Surgical, Inc. (a)	499	1,956
Solta Medical, Inc. (a)	31,170	84,471

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Health Care Equipment & Supplies - 3.3% (Continued)
STERIS Corporation	3,695	$166,349
SurModics, Inc. (a)	7,531	152,427
Symmetry Medical, Inc. (a)	18,431	160,534
Tornier N.V. (a)	8,323	136,497
Utah Medical Products, Inc.	941	52,527
Vascular Solutions, Inc. (a)	3,333	53,861
West Pharmaceutical Services, Inc.	2,082	153,568
		2,374,247
Health Care Providers & Services - 4.7%
Addus HomeCare Corporation (a)	2,826	55,503
Alliance Healthcare Services, Inc. (a)	8,066	157,287
AMN Healthcare Services, Inc. (a)	14,883	219,971
AmSurg Corporation (a)	3,411	133,404
Capital Senior Living Corporation (a)	6,722	154,875
CardioNet, Inc. (a)	4,928	37,256
Chemed Corporation	714	50,401
Corvel Corporation (a)	4,799	162,638
Emeritus Corporation (a)	6,689	155,118
Ensign Group, Inc. (The)	1,902	72,732
Five Star Quality Care, Inc. (a)	21,295	126,066
Gentiva Health Services, Inc. (a)	65	698
Health Net, Inc. (a)	6,255	191,841
HealthSouth Corporation (a)	4,539	147,790
Kindred Healthcare, Inc. (a)	1,810	27,801
LHC Group, Inc. (a)	1,182	27,115
LifePoint Hospitals, Inc. (a)	3,105	152,642
Magellan Health Services, Inc. (a)	5,815	332,327
National Research Corporation - Class A (a)	5,662	101,803
PharMerica Corporation (a)	5,081	74,386
Providence Service Corporation (The) (a)	7,051	194,396
Triple-S Management Corporation (a)	7,257	157,912
U.S. Physical Therapy, Inc.	26	744
Universal American Corporation	16,350	177,234
Vanguard Health Systems, Inc. (a)	10,870	227,292
VCA Antech, Inc. (a)	5,380	154,729
WellCare Health Plans, Inc. (a)	1,229	75,006
		3,368,967
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)	15,730	248,691
HealthStream, Inc. (a)	3,404	107,226
MedAssets, Inc. (a)	7,834	170,546
Medidata Solutions, Inc. (a)	1,664	153,970
Omnicell, Inc. (a)	9,601	202,581
Quality Systems, Inc.	8,343	190,805
		1,073,819
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. (a)	4,849	18,426
Albany Molecular Research, Inc. (a)	13,172	167,416
Bruker Corporation (a)	8,561	153,413
Cambrex Corporation (a)	18,183	266,381

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Life Sciences Tools & Services - 1.2% (Continued)
Charles River Laboratories International, Inc. (a)	4,442	$202,289
Furiex Pharmaceuticals, Inc. (a)	1,168	51,381
Harvard Bioscience, Inc. (a)	412	2,204
		861,510
Pharmaceuticals - 1.1%
Alimera Sciences, Inc. (a)	1,776	8,205
Cempra, Inc. (a)	18,775	164,469
Cornerstone Therapeutics, Inc. (a)	9,158	81,689
Hi-Tech Pharmacal Company, Inc.	2,845	102,249
Impax Laboratories, Inc. (a)	4,973	103,140
Lannett Company, Inc. (a)	13,353	185,473
Sagent Pharmaceuticals, Inc. (a)	1,394	30,292
Sucampo Pharmaceuticals, Inc. (a)	13,805	84,625
		760,142
Industrials - 14.6%
Aerospace & Defense - 0.9%
AAR Corporation	6,337	153,609
API Technologies Corporation (a)	3,008	9,175
Engility Holdings, Inc. (a)	75	2,444
Esterline Technologies Corporation (a)	2,290	186,498
Exelis, Inc.	15,445	228,277
Huntington Ingalls Industries, Inc.	100	6,218
Sparton Corporation (a)	5,077	90,218
		676,439
Air Freight & Logistics - 0.1%
Forward Air Corporation	2,657	97,167

Airlines - 0.7%
Republic Airways Holdings, Inc. (a)	26,904	369,392
Spirit Airlines, Inc. (a)	5,014	165,713
		535,105
Building Products - 0.4%
Ameresco, Inc. - Class A (a)	379	3,464
NCI Building Systems, Inc. (a)	10,892	154,449
PGT, Inc. (a)	16,540	165,400
		323,313
Commercial Services & Supplies - 1.8%
A.T. Cross Company - Class A (a)	4,078	75,851
ARC Document Solutions, Inc. (a)	32,355	154,333
CECO Environmental Corporation	100	1,336
G&K Services, Inc.	2,115	111,693
Heritage-Crystal Clean, Inc. (a)	110	1,709
Herman Miller, Inc.	5,541	155,758
Knoll, Inc.	9,434	155,850
Multi-Color Corporation	416	14,398
Steelcase, Inc. - Class A	12,782	194,798
TMS International Corporation - Class A	9,458	154,827
UniFirst Corporation	1,715	168,104
US Ecology, Inc.	2,709	82,814
		1,271,471

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Industrials - 14.6% (Continued)
Construction & Engineering - 1.1%
Argan, Inc.	6,030	$95,575
Dycom Industries, Inc. (a)	5,931	157,053
EMCOR Group, Inc.	3,692	152,406
Northwest Pipe Company (a)	17	506
Orion Marine Group, Inc. (a)	5,847	73,497
Pike Electric Corporation	13,323	162,674
Primoris Services Corporation	7,805	162,344
		804,055
Electrical Equipment - 0.7%
AZZ, Inc.	7,535	285,049
Powell Industries, Inc. (a)	2,352	115,719
Preformed Line Products Company	1,360	99,212
Vicor Corporation (a)	1,260	10,445
		510,425
Machinery - 3.2%
Albany International Corporation - Class A	6,405	221,037
Barnes Group, Inc.	4,534	149,622
CIRCOR International, Inc.	43	2,258
ESCO Technologies, Inc.	78	2,701
Federal Signal Corporation (a)	6,391	61,993
Gorman-Rupp Company (The)	466	16,184
Graham Corporation	1,677	54,821
Hardinge, Inc.	34	538
Harsco Corporation	6,876	177,126
Hyster-Yale Materials Handling, Inc. - Class A	1,329	86,398
John Bean Technologies Corporation	7,288	172,799
Kadant, Inc.	3,906	127,882
Lydall, Inc. (a)	1,841	28,646
Met-Pro Corporation	12,267	167,445
Mueller Industries, Inc.	2,392	131,297
Mueller Water Products, Inc. - Class A	42,022	325,250
NACCO Industries, Inc. - Class A	2,028	124,377
NN, Inc.	41	504
Titan International, Inc.	9,004	155,229
Toro Company (The)	3,340	164,595
Twin Disc, Inc.	150	3,747
Xerium Technologies, Inc. (a)	7,453	92,268
		2,266,717
Marine - 0.3%
International Shipholding Corporation	1,582	43,252
Matson, Inc.	5,267	149,161
		192,413
Professional Services - 2.2%
Barrett Business Services, Inc.	2,135	150,005
CDI Corporation	4,460	70,156
Franklin Covey Company (a)	166	2,679
FTI Consulting, Inc. (a)	1,069	39,831
Heidrick & Struggles International, Inc.	4,810	73,978
Korn/Ferry International (a)	15,643	305,508
National Technical Systems, Inc. (a)	8,395	133,900

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Industrials - 14.6% (Continued)
Professional Services - 2.2% (Continued)
Navigant Consulting, Inc. (a)	14,623	$196,241
On Assignment, Inc. (a)	1,636	49,947
Pendrell Corporation (a)	8,055	19,332
Resources Connection, Inc.	11,895	158,204
RPX Corporation (a)	10,196	177,818
TrueBlue, Inc. (a)	1,729	46,164
VSE Corporation	2,633	113,956
		1,537,719
Road & Rail - 1.6%
Arkansas Best Corporation	44	955
Con-Way, Inc.	6	249
Landstar System, Inc.	5,918	319,927
Marten Transport Ltd.	14,461	248,151
Quality Distribution, Inc. (a)	4,879	51,522
Roadrunner Transportation Systems, Inc. (a)	7,480	226,120
Swift Transportation Company (a)	8,955	159,757
Universal Truckload Services, Inc. (a)	3,832	105,648
		1,112,329
Trading Companies & Distributors - 1.6%
Aceto Corporation	12,365	191,905
Air Lease Corporation	10,748	299,654
Aircastle Ltd.	11,579	203,559
BlueLinx Holdings, Inc. (a)	9,592	17,745
CAI International, Inc. (a)	4,729	99,262
GATX Corporation	3,370	152,257
Textainer Group Holdings Ltd.	4,181	147,965
		1,112,347
Information Technology - 16.4%
Communications Equipment - 1.9%
Aviat Networks, Inc. (a)	30,349	80,425
Black Box Corporation	1,781	48,194
Brocade Communications Systems, Inc. (a)	28,355	188,844
CalAmp Corporation (a)	8,588	131,826
Digi International, Inc. (a)	176	1,748
Extreme Networks, Inc. (a)	10,683	46,257
Harmonic, Inc. (a)	31,873	244,147
Infinera Corporation (a)	4,652	50,753
InterDigital, Inc.	1,387	55,106
NETGEAR, Inc. (a)	4,842	144,340
Oplink Communications, Inc. (a)	59	1,189
ORBCOMM, Inc. (a)	350	1,687
PCTEL, Inc.	15,240	147,066
Riverbed Technology, Inc. (a)	358	5,599
ShoreTel, Inc. (a)	18,781	73,058
Sonus Networks, Inc. (a)	45,593	155,928
Symmetricom, Inc. (a)	291	1,496
		1,377,663
Computers & Peripherals - 0.8%
Datalink Corporation (a)	4,126	53,720
Dot Hill Systems Corporation (a)	33,227	94,365

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Information Technology - 16.4% (Continued)
Computers & Peripherals - 0.8% (Continued)
Electronics For Imaging, Inc. (a)	7,527	$226,036
Immersion Corporation (a)	10,468	150,111
Intermec, Inc. (a)	5,363	53,255
Intevac, Inc. (a)	1,024	6,523
		584,010
Electronic Equipment, Instruments & Components - 3.5%
Agilysys, Inc. (a)	289	3,349
AVX Corporation	14,438	184,662
Benchmark Electronics, Inc. (a)	18,752	414,794
Clearfield, Inc. (a)	4,347	47,252
Coherent, Inc.	45	2,551
CTS Corporation	976	13,713
Daktronics, Inc.	9,895	107,658
Fabrinet (a)	15,096	223,572
GSI Group, Inc. (The) (a)	508	4,272
KEMET Corporation (a)	568	2,476
Key Tronic Corporation (a)	39	442
Mesa Laboratories, Inc.	2,556	166,805
Methode Electronics, Inc.	8,203	154,955
Multi-Fineline Electronix, Inc. (a)	5,919	89,495
NeoPhotonics Corporation (a)	14,419	126,599
Park Electrochemical Corporation	83	2,258
PC Connection, Inc.	4,209	71,385
Plexus Corporation (a)	5,174	180,935
Rogers Corporation (a)	10	556
Sanmina Corporation (a)	19,433	319,867
ScanSource, Inc. (a)	7,921	282,067
TTM Technologies, Inc. (a)	12,114	111,933
Vishay Precision Group, Inc. (a)	133	2,157
		2,513,753
Internet Software & Services - 2.0%
Active Network, Inc. (The) (a)	14,481	123,523
Blucora, Inc. (a)	2,066	41,320
comScore, Inc. (a)	5,424	157,079
Demand Media, Inc. (a)	7,848	51,326
eGain Corporation (a)	7,484	86,141
IntraLinks Holdings, Inc. (a)	16,632	158,004
Keynote Systems, Inc.	7,629	152,046
Market Leader, Inc. (a)	13,070	153,049
Move, Inc. (a)	10,963	152,276
Perficient, Inc. (a)	11,418	155,856
QuinStreet, Inc. (a)	1,429	13,304
Support.com, Inc. (a)	30,956	156,328
Unwired Planet, Inc. (a)	2,321	4,711
XO Group, Inc. (a)	32	383
		1,405,346
IT Services - 2.2%
Acxiom Corporation (a)	6,716	173,071
Cardtronics, Inc. (a)	5,651	166,478
Cass Information Systems, Inc.	15	828

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Information Technology - 16.4% (Continued)
IT Services - 2.2% (Continued)
CIBER, Inc. (a)	9,980	$36,327
CoreLogic, Inc. (a)	6,962	194,240
Euronet Worldwide, Inc. (a)	48	1,767
iGATE Corporation (a)	17,695	412,470
Lender Processing Services, Inc.	5,126	167,518
Lionbridge Technologies, Inc. (a)	24,122	79,844
MAXIMUS, Inc.	2,009	75,559
MoneyGram International, Inc. (a)	10,385	225,458
PRGX Global, Inc. (a)	98	608
		1,534,168
Office Electronics - 0.2%
Zebra Technologies Corporation - Class A (a)	3,320	153,284

Semiconductors & Semiconductor Equipment - 3.4%
Alpha & Omega Semiconductor Ltd. (a)	2,712	20,747
ATMI, Inc. (a)	6,079	151,063
Axcelis Technologies, Inc. (a)	78,372	170,851
Cabot Microelectronics Corporation (a)	1,768	65,381
Cirrus Logic, Inc. (a)	8,197	158,038
Diodes, Inc. (a)	6,221	170,518
Entegris, Inc. (a)	16,440	156,673
Exar Corporation (a)	9,714	126,379
FormFactor, Inc. (a)	3,325	24,173
Integrated Device Technology, Inc. (a)	17,127	154,314
Intermolecular, Inc. (a)	24,188	152,868
IXYS Corporation	10,439	117,334
Mattson Technology, Inc. (a)	1,976	4,426
Mindspeed Technologies, Inc. (a)	870	2,671
Pericom Semiconductor Corporation (a)	8,985	68,735
PLX Technology, Inc. (a)	20,114	110,225
Semtech Corporation (a)	4,218	127,595
Sigma Designs, Inc. (a)	461	2,407
Silicon Image, Inc. (a)	28,895	165,568
Silicon Laboratories, Inc. (a)	3,808	148,741
Spansion, Inc. - Class A (a)	94	1,109
Supertex, Inc.	6,080	163,430
Ultra Clean Holdings, Inc. (a)	13,073	90,596
Vitesse Semiconductor Corporation (a)	23,566	68,341
Volterra Semiconductor Corporation (a)	232	3,496
		2,425,679
Software - 2.4%
ACI Worldwide, Inc. (a)	1,444	68,373
Actuate Corporation (a)	3,682	27,173
Advent Software, Inc.	4,648	136,791
BroadSoft, Inc. (a)	2,883	86,029
Compuware Corporation	15,140	171,688
EPIQ Systems, Inc.	1,882	24,485
ePlus, Inc.	3,097	196,628
Guidance Software, Inc. (a)	10,276	94,231
Monotype Imaging Holdings, Inc.	5,352	131,284

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Information Technology - 16.4% (Continued)
Software - 2.4% (Continued)
Pegasystems, Inc.	3,814	$136,923
Proofpoint, Inc. (a)	5,420	145,852
PROS Holdings, Inc. (a)	132	4,332
Rovi Corporation (a)	9,822	221,290
Sapiens International Corporation N.V.	2,958	17,600
SeaChange International, Inc. (a)	29	342
Synchronoss Technologies, Inc. (a)	2,071	71,429
TeleCommunication Systems, Inc. (a)	3,117	8,416
TeleNav, Inc. (a)	25,917	158,871
		1,701,737
Materials - 5.1%
Chemicals - 1.8%
A. Schulman, Inc.	3,251	87,127
American Pacific Corporation (a)	6,714	244,188
Arabian American Development Company (a)	356	3,183
Chase Corporation	2,466	68,432
Cytec Industries, Inc.	12	935
FutureFuel Corporation	6,215	98,135
H.B. Fuller Company	3,967	159,275
Innophos Holdings, Inc.	1,297	64,642
Koppers Holdings, Inc.	4,119	159,199
LSB Industries, Inc. (a)	253	8,319
Minerals Technologies, Inc.	315	14,490
Olin Corporation	6,221	151,792
Penford Corporation (a)	3,744	55,561
Tredegar Corporation	9	270
Zep, Inc.	12,978	169,752
		1,285,300
Construction Materials - 0.3%
Texas Industries, Inc. (a)	687	42,690
United States Lime & Minerals, Inc. (a)	3,206	191,206
US Concrete, Inc. (a)	285	4,891
		238,787
Containers & Packaging - 0.8%
Boise, Inc.	30,826	280,517
Myers Industries, Inc.	14,330	279,005
		559,522
Metals & Mining - 1.1%
Carpenter Technology Corporation	2,862	149,625
Commercial Metals Company	10,323	159,903
Horsehead Holding Corporation (a)	96	1,176
Materion Corporation	756	22,786
Noranda Aluminum Holding Corporation	10,313	32,073
Olympic Steel, Inc.	108	3,008
RTI International Metals, Inc. (a)	1,069	32,765
Schnitzer Steel Industries, Inc. - Class A	2,078	53,322
SunCoke Energy, Inc. (a)	9,875	156,025
Tahoe Resources, Inc. (a)	8	121
Worthington Industries, Inc.	4,635	165,794
		776,598

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Materials - 5.1% (Continued)
Paper & Forest Products - 1.1%
Buckeye Technologies, Inc.	4,439	$165,220
Clearwater Paper Corporation (a)	31	1,516
KapStone Paper and Packaging Corporation	3,569	157,214
Louisiana-Pacific Corporation (a)	8,591	139,690
Neenah Paper, Inc.	7,849	310,585
		774,225
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.3%
Cbeyond, Inc. (a)	8	68
Cincinnati Bell, Inc. (a)	42,570	146,866
Consolidated Communications Holdings, Inc.	6,013	105,167
General Communication, Inc. - Class A (a)	3,569	31,586
IDT Corporation - Class B	7,656	158,249
Inteliquent, Inc.	19,268	160,695
Iridium Communications, Inc. (a)	5,081	42,782
Premiere Global Services, Inc. (a)	13,987	153,857
Vonage Holdings Corporation (a)	50,012	161,039
		960,309
Wireless Telecommunication Services - 0.6%
NTELOS Holdings Corporation	3,959	74,152
Telephone and Data Systems, Inc.	7,078	187,638
USA Mobility, Inc.	9,982	155,919
		417,709
Utilities - 1.1%
Electric Utilities - 0.5%
El Paso Electric Company	3,984	150,476
PNM Resources, Inc.	3,146	73,868
Unitil Corporation	2,988	91,851
		316,195
Gas Utilities - 0.2%
Chesapeake Utilities Corporation	2,612	154,813
Delta Natural Gas Company, Inc.	462	10,520
		165,333
Multi-Utilities - 0.2%
NorthWestern Corporation	3,676	155,127

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Utilities - 1.1% (Continued)
Water Utilities - 0.2%
American States Water Company	2,064	$132,550
California Water Service Group	246	5,363
		137,913

Total Common Stocks (Cost $62,260,883)		$69,081,324

Other Assets in Excess of Liabilities - 3.2%		2,296,832

Net Assets - 100.0%		$71,378,156

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (a) - 21.1%	Par Value	Value
U.S. Treasury Bills,
0.065%, due 10/31/2013	$2,500,000	$2,499,748
0.055%, due 11/07/2013	500,000	499,946
0.065%, due 11/14/2013	3,000,000	2,999,673
0.060%, due 11/21/2013	500,000	499,934
0.060%, due 11/29/2013	3,000,000	2,999,601
0.060%, due 12/05/2013	500,000	499,930
0.087%, due 12/12/2013	2,500,000	2,499,585
0.070%, due 12/19/2013	500,000	499,893
0.074%, due 12/26/2013	4,000,000	3,999,020
0.053%, due 01/09/2014	2,500,000	2,499,272
Total U.S. Treasury Obligations (Cost $19,495,401)		$19,496,602

MONEY MARKET FUNDS - 60.6%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.04% (b)	10,433,696	$10,433,696
Fidelity Institutional Money Market Portfolio - Class I, 0.07% (b)	22,170,140	22,170,140
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.07% (b)	10,434,502	10,434,502
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.06% (b)	1,252,526	1,252,526
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	1,250,951	1,250,951
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	10,428,240	10,428,240
Total Money Market Funds (Cost $55,970,055)		$55,970,055

Total Investments at Value - 81.7% (Cost $75,465,456)		$75,466,657

Other Assets in Excess of Liabilities - 18.3%		16,956,293	(c)

Net Assets - 100.0%		$92,422,950

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of July 31, 2013.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2013 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	09/13/2013	27	$620,460	$12,913
Coffee Future	09/18/2013	36	1,601,100	(78,366)
Corn Future	12/13/2013	131	3,137,450	(529,514)
Cotton No. 2 Future	12/06/2013	3	127,770	41
Ethanol Future	09/05/2013	59	3,735,113	47,228
Frozen Concentrate Orange Juice Future	09/10/2013	105	2,266,425	47,234
Lean Hogs Future	08/14/2013	82	3,207,020	47,803
Lean Hogs Future	10/14/2013	35	1,167,600	(9,177)
NY Harbor ULSD Future	08/30/2013	16	2,051,078	19,106
Rough Rice Future	09/13/2013	31	981,150	39,507
Soybean Future	11/14/2013	113	6,815,313	(419,852)
Soybean Meal Future	12/13/2013	11	401,720	(13,480)
Soybean Oil Future	12/13/2013	37	947,940	(85,347)
Sugar No. 11 Future	09/30/2013	75	1,425,480	(18,325)
Total Commodity Futures			$28,485,619	$(940,229)

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2013 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Brent Crude Oil Future	08/15/2013	2	$215,400	$(603)
Butter Cash Future	09/04/2013	4	117,720	1,639
Butter Cash Future	10/01/2013	3	92,250	1,717
Butter Cash Future	10/29/2013	4	124,460	3,764
Butter Cash Future	12/03/2013	5	157,750	491
Class III Milk Future	09/04/2013	52	1,851,200	10,477
Class III Milk Future	10/01/2013	40	1,494,400	3,830
Copper Future	09/26/2013	30	2,341,500	(38,095)
Crude Oil Future	08/20/2013	14	1,472,100	5,218
Feeder Cattle Future	08/29/2013	61	4,679,462	(114,280)
Gas Oil Future	08/12/2013	1	91,675	(2,152)
Gold Future	12/27/2013	8	1,057,200	2,461
Live Cattle Future	08/30/2013	18	874,440	(4,770)
Live Cattle Future	10/31/2013	63	3,161,970	13,786
Lumber Future	09/13/2013	60	2,049,300	(59,356)
Natural Gas Future	08/28/2013	38	1,307,200	78,802
Oats Future	12/13/2013	31	513,825	7,479
Palladium Future	09/26/2013	34	2,468,400	(3,974)
Platinum Future	10/29/2013	30	2,154,000	(88,505)
Silver Future	09/26/2013	16	1,582,000	(35,812)
Wheat Future	09/13/2013	9	298,913	11,800
Total Commodity Futures			28,105,165	(206,083)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	08/20/2013	378	5,280,660	1,067,846
CBOE Volatility Index (VIX) Future	09/17/2013	435	6,694,650	620,787
E-Mini S&P 500 Future	09/20/2013	405	34,106,063	(1,061,915)
Total Financial Futures			46,081,373	626,718

Total Futures Contracts Sold Short			$74,186,538	$420,635

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2013 (Unaudited)

1.	Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued at their fair values as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Futures contracts are generally valued at the last quoted sales price on the applicable valuation date.  Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at the official settlement price of the primary exchange on which it is traded.  Prices for these futures contracts are monitored by TFS Capital LLC (the Funds’ advisor) until 4:00 p.m. Eastern time to determine if fair valuation is required.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of TFS Capital Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments and securities sold short have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement.  The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date.  Level 1 assets and liabilities may include common stocks, preferred stocks, closed-end, open-end and exchange-traded funds and notes, warrants, purchased options, written options, futures contracts and cash equivalents.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active.  Assets and liabilities included in this category may include common stocks and rights that trade infrequently or their trading has been temporarily halted and U.S. treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•	Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.  The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of July 31, 2013:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,639,919,566	$149,849	$-	$1,640,069,415
Preferred Stocks	1,404,131	-	-	1,404,131
Other Investments	87,397,071	-	-	87,397,071
Rights	-	20	-	20
Purchased Option Contracts	64,500	-	-	64,500
Corporate Bonds	-	2,900	-	2,900
Money Market Funds	45,047,607	-	-	45,047,607
Total	$1,773,832,875	$152,769	$-	$1,773,985,644

Other Financial Instruments:
Common Stocks – Sold Short	(1,156,164,164)	(188,641)	-	(1,156,352,805)
Preferred Stocks – Sold Short	(65,151)	-	-	(65,151)
Other Investments – Sold Short	(254,716,317)	-	-	(254,716,317)
Rights – Sold Short	-	(115)	-	(115)
Warrants – Sold Short	(16,994)	-	-	(16,994)
Written Option Contracts	(82,500)	-	-	(82,500)
Total	$(1,411,045,126)	$(188,756)	$-	$(1,411,233,882)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$69,081,324	$-	$-	$69,081,324
Total	$69,081,324	$-	$-	$69,081,324

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$19,496,602	$-	$19,496,602
Money Market Funds	55,970,055	-	-	55,970,055
Total	$55,970,055	$19,496,602	$-	$75,466,657

Other Financial Instruments:
Futures Contracts	$28,485,619	$-	$-	$28,485,619
Futures Contracts – Sold Short	(74,186,538)	-	-	(74,186,538)
Total	$(45,700,919)	$-	$-	$(45,700,919)

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Open Written Option Contracts, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities valued by security type and industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.  As of July 31, 2013, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level.  Transfers that occurred between Level 1, Level 2 and Level 3 on July 31, 2013 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

	Common Stocks	Common Stocks Sold Short
Transfers from Level 1 to Level 2	$20,244	$(179,283)
Transfers from Level 1 to Level 3	-	-
Transfers from Level 2 to Level 1	173,208	(238,808)
Transfers from Level 3 to Level 1	1,747	(72,184)

There were no transfers between Level 2 and Level 3 as of July 31, 2013.  There were no Level 3 securities held in the Funds as of July 31, 2013.

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of July 31, 2013.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for the securities existed and this difference could be material.

		Securities
	Investments	Sold Short
Balance as of October 31, 2012	$1,747	$(72,184)
Transfers in and/or out of Level 3	(1,747)	72,184
Balance as of July 31, 2013	$-	$-

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2013:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$1,652,170,010	$63,156,610	$75,465,456

Gross unrealized appreciation	$197,902,450	$7,129,869	$1,336
Gross unrealized depreciation	(76,086,816)	(1,205,155)	(135)

Net unrealized appreciation on investments	$121,815,634	$5,924,714	$1,201

Net unrealized depreciation on securities sold short	$(57,095,846)	$-	$-

Net unrealized depreciation on written options	$(5,296)	$-	$-

As of July 31, 2013 the tax cost of securities sold short and written options is $1,354,055,536 and $77,204, respectively, for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

“book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Investments in Other Investment Companies

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they have occurred.  In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds.  As of July 31, 2013, TFS Hedged Futures Fund had 60.6% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940.  As of July 31, 2013, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets in shares of one or more money market mutual funds.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	September 19, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	September 19, 2013

* Print the name and title of each signing officer under his or her signature.